Putnam
Asset
Allocation
Funds

ANNUAL REPORT

September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Performance highlights

  Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART: TARGETED PORTFOLIO STRUCTURE]

TARGETED PORTFOLIO STRUCTURE*

Large-cap growth stocks                         25%

Small-cap growth stocks                         15%

Value stocks                                    25%

International equities                          15%

Domestic fixed-income securities                 5%

International fixed-income securities            5%

High-yield securities                            5%

Cash and money market securities                 5%


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART: TARGETED PORTFOLIO STRUCTURE]

TARGETED PORTFOLIO STRUCTURE*

Large-cap growth stocks                         20%

Small-cap growth stocks                         10%

Value stocks                                    20%

International equities                          15%

Domestic fixed-income securities                10%

International fixed-income securities           10%

High-yield securities                           10%

Cash and money market securities                 5%

* Conservative Portfolio is designed to seek income, while protecting the original value of the investment, for investors concerned about maintaining their purchasing power.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART: TARGETED PORTFOLIO STRUCTURE]

TARGETED PORTFOLIO STRUCTURE*

Large-cap growth stocks                         10%

Small-cap growth stocks                          5%

Value stocks                                    10%

International equities                          10%

Domestic fixed-income securities                35%

International fixed-income securities           15%

High-yield securities                           10%

Cash and money market securities                 5%

Footnote reads:
* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all securities markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

All three portfolios of Putnam Asset Allocation Funds closed the books on fiscal 1997 solidly in the black, thanks in no small measure to careful security selection and constant fine-tuning within each of the market sectors in which the globally diverse funds invest. Besides their gratifyingly positive results, the funds afforded investors the opportunity to diversify assets across a broad band of the world's asset classes and risk/return spectrums.

As you might expect, the skills and experience of a wide variety of professionals are required to undertake such a challenge. Few investment management organizations are able to match the depth and breadth of expertise and technology that Putnam brings to the task.

In the report that follows, your funds' management team reviews the performance and strategies employed during fiscal 1997 and looks at prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 19, 1997



Report from the Fund Managers
Ian C. Ferguson
Gary N. Coburn
William J. Landes

During the first half of their 1997 fiscal year, all three Putnam Asset Allocation Funds benefited from a continuing trend of steady growth, falling interest rates, ample liquidity, and low inflation for the world's major economies. Toward the end of the fiscal year, global stock markets experienced a volatile period with strong results in July, substantial price declines in August, and a robust recovery in September. The solid results delivered by all three portfolios for the 12 months ended September 30, 1997, reflect the advantages offered by actively managed portfolios strategically diversified across a wide array of domestic and foreign stocks and of domestic and foreign fixed-income securities.

* U.S. STOCK AND BOND MARKETS CONTINUE TO BENEFIT FROM IDEAL
  ENVIRONMENT

The funds' Growth, Balanced, and Conservative portfolios were each well positioned to take advantage of the remarkable strength of the U.S. stock market and a favorable environment for bonds. An underlying current of nervousness prevailed throughout the period, however, as both the Federal Reserve Board and investors kept a close watch on inflation, fearing that the still robust U.S. economy might reignite it at any moment. The Fed's quarter-point increase in short-term interest rates in March, billed as a "preemptive strike," seemed to do the trick without extinguishing the economy's long-standing growth cycle.

Stocks. During the period, the bull market in U.S. equities roared on. Although the large-company stocks that have done so well in the recent past are still near their record high prices, the market's results in the latter half of the summer suggest that they may be slowing down while other sectors move ahead. Lately stocks of smaller companies have shown signs of renewed strength and the performance of value stocks has eclipsed that of growth stocks.

At period's end, U.S. equities were ahead of the pace set in both 1995 and 1996, and as a result, we believe the U.S. stock market has become overvalued. Nevertheless Putnam's outlook for U.S. stocks is not necessarily gloomy. Corporations have been delivering encouragingly strong earnings to investors and in our view at this time should continue to do so. We continue to expect positive total returns from U.S. stocks over the next 6 to 12 months, but we will maintain a sharp lookout for any hint of rising inflation. We also believe that your fund will benefit from more attractive opportunities offered by equity markets overseas.

Bonds. Economic activity in the first half of your fund's fiscal year was vigorous and widespread. Consumer spending rose, unemployment fell, sales of new homes set records, and manufacturing capacity became increasingly strained. When the Fed raised rates in March, anticipating a potential spike in inflation, the market reacted immediately. Bonds most sensitive to changing interest rates suffered the greatest price declines, and returns among fixed-income investments in general were lackluster over the first half of the fiscal year.

The second half brought a calmer mood to the market. Economic activity tapered off in a manner that convinced the Fed to leave interest rates unchanged. Despite a continued strong employment picture, retail sales declined and manufacturers slowed production. This new landscape proved a welcome change for fixed-income investors; bond prices rose throughout the spring and summer and bond yields fell. With the significant rally based on subdued prospects for inflation, we are cautiously optimistic that interest rates will remain low for the near term. In fact, we believe U.S. bond yields look increasingly attractive to investors on a global basis. We are, therefore, more optimistic about the U.S. bond market's prospects than we have been for some time.

[GRAPHIC WORM CHART OMITTED: WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 Investment

                             U.S. government
          U.S. high yield    and investment      International
Date           bonds1      grade securities2        bonds3

 9/30/96      10,000            10,000              10,000
10/31/96      10,084            10,222              10,169
11/30/96      10,241            10,397              10,285
12/31/96      10,441            10,300              10,212
 1/31/97      10,517            10,331               9,797
 2/28/97      10,715            10,357               9,683
 3/31/97      10,595            10,242               9,622
 4/30/97      10,689            10,396               9,426
 5/31/97      10,904            10,494               9,773
 6/30/97      11,052            10,619               9,894
 7/31/97      11,287            10,905               9,635
 8/31/97      11,348            10,812               9,679
 9/30/97      11,572            10,971               9,914

Footnote reads:
1First Boston High Yield Bond Index. 2Lehman Brothers Aggregate Bond Index. 3Salomon Brothers Non-U.S. World Government Bond Index. See page 11 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.



* NON-U.S. STOCKS AND BONDS OFFER ATTRACTIVE DIVERSIFICATION POTENTIAL

During the period, world equity markets enjoyed a favorable environment of reasonable economic growth, continued low inflation, and stability in government policies. In light of our increasingly cautious outlook for U.S. stocks, bond markets abroad offer diversification benefits as well and could be a valuable component of the funds' portfolios during fiscal 1998. The most important advantage that both these markets have to offer is their low correlation with the U.S. equity market.

Stocks. Except for Japan's, equity markets around the world performed well during the period. The United Kingdom and Continental Europe remain attractive on the basis of favorable valuations and expectation of further economic growth. With valuations still attractive and with a global economic acceleration still under way, we favor international equities over U.S. equities and are weighting the portfolios accordingly.

In the United Kingdom, equities remain attractive and valuations are better than in any of the other major markets Putnam follows.
Furthermore U.K. interest rates have been falling sharply and fundamental underpinnings there remain favorable.

In Germany, low interest rates, a recovering domestic economy, and a weakening currency have combined to create an especially favorable cyclical environment for German stocks. In addition, corporate restructuring and a renewed emphasis on shareholder value have added further structural support to the already bullish environment.

In Japan, a spike in inflation and a pronounced deterioration in our outlook for that country's economic growth have caused us to become negative on equities there. Despite Japan's currently low interest rates and reasonably strong corporate earnings, we believe the risks are quite high and we have slightly decreased your fund's exposure in that market.

Bonds. World bond markets performed well, as inflationary expectations diminished. International bond markets are now slightly overvalued, but we believe these markets offer important diversification benefits in the event of further U.S. equity market weakness.

The U.K. government bond market had turned out to be the best performing so far in this calendar year. The Bank of England's independence and tighter monetary policy as well as the possibility that the United Kingdom may enter the European Economic and Monetary Union (EMU) after all provided the catalyst that U.K. bonds needed to rally.

[GRAPHIC WORM CHART OMITTED: WORLD EQUITY MARKETS]
WORLD EQUITY MARKETS

Growth of a $10,000 Investment

            Large cap        Small cap       International
Date      growth stocks1   growth stocks2      stocks3

 9/30/96      10,000          10,000           10,000
10/31/96      10,276           9,846            9,898
11/30/96      11,052          10,252           10,291
12/31/96      10,833          10,520           10,159
 1/31/97      11,509          10,730            9,804
 2/28/97      11,600          10,470            9,964
 3/31/97      11,124           9,976           10,000
 4/30/97      11,787          10,004           10,053
 5/31/97      12,504          11,117           10,707
 6/30/97      13,064          11,593           11,298
 7/31/97      14,104          12,133           11,480
 8/31/97      13,314          12,411           10,623
 9/30/97      14,403          13,319           11,218

1Standard & Poor's 500 Index. 2Russell 2000 Index. 3Morgan Stanley Capital International (MSCI) EAFE Index. See page 11 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.

During the period's second half, we reversed our negative view on Japanese bonds and entered that market after a long period of avoidance. Signs of continued economic weakness in Japan and difficulties in Southeast Asia prompted our decision. By period's end, currency hedges allowed the funds to fully realize the positive results Japanese bonds recently posted in local terms.

* STRATEGY AND OUTLOOK
While it has become more difficult to discern relative value among major stock markets, we remain committed to a broad-based equity overweighting versus global fixed income for the near term. Moving forward, your fund will remain fully invested across world equity markets, with the exception of Asian securities of both the emerging markets and the developed market in Japan. An appropriate allocation of international and U.S. bonds will also position your fund well for upcoming opportunities in the global fixed-income markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 9/30/97, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments. Higher-yielding lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies but offer greater growth potential. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.







Performance summary


* GROWTH PORTFOLIO

TOTAL RETURNS FOR PERIODS ENDED 9/30/97

Change in value during period plus reinvested distributions

                         Class A               Class B                Class C              Class M
Inception dates          (2/8/94)             (2/16/94)              (9/1/94)              (2/3/95)
                       NAV      POP         NAV      CDSC          NAV     CDSC          NAV     POP
--------------------------------------------------------------------------------------------------------
1 year               26.25%     18.95%    25.33%      20.33%     25.31%     24.31%      25.63%    21.24%
--------------------------------------------------------------------------------------------------------
Life of fund         79.08      68.76     74.61       71.61      73.57      73.57       75.70     69.54
Annual average       17.36      15.46     16.55       15.99      16.36      16.36       16.75     15.61
--------------------------------------------------------------------------------------------------------






PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97


                          Class A              Class B                Class C              Class M
Share value            NAV      POP              NAV                    NAV             NAV      POP
---------------------------------------------------------------------------------------------------------
9/30/96             $11.41     $12.11          $11.29                 $11.24           $11.32    $11.73
---------------------------------------------------------------------------------------------------------
9/30/97              13.64      14.47           13.47                  13.38            13.49     13.98
---------------------------------------------------------------------------------------------------------






                                                                  Capital gains
                                          Investment          Long            Short
Distributions       Number                  income            term             term                Total
---------------------------------------------------------------------------------------------------------
Class A               1                    $0.164            $0.261           $0.206              $0.631
---------------------------------------------------------------------------------------------------------
Class B               1                     0.097             0.261            0.206               0.564
---------------------------------------------------------------------------------------------------------
Class C               1                     0.118             0.261            0.206               0.585
---------------------------------------------------------------------------------------------------------
Class M               1                     0.139             0.261            0.206               0.606
---------------------------------------------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. For additional performance details, see page 12. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds: Growth Portfolio returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the
CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.






Performance summary

* BALANCED PORTFOLIO

TOTAL RETURNS FOR PERIODS ENDED 9/30/97

Change in value during period plus reinvested distributions


                         Class A               Class B                Class C              Class M
Inception dates          (2/7/94)              (2/11/94)              (9/1/94)             (2/6/95)
                       NAV      POP         NAV      CDSC          NAV     CDSC          NAV     POP
--------------------------------------------------------------------------------------------------------
1 year               23.82%     16.74%    22.95%      17.95%     22.86%     21.86%     23.19%     18.86%
--------------------------------------------------------------------------------------------------------
Life of fund         70.07      60.27     65.62       62.62      64.72      64.72      67.54      61.67
Annual average       15.71      13.84     14.87       14.29      14.70      14.70      15.23      14.11
--------------------------------------------------------------------------------------------------------






PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97

                          Class A              Class B                Class C              Class M
Share value            NAV      POP              NAV                    NAV             NAV      POP
---------------------------------------------------------------------------------------------------------
9/30/96             $10.71     $11.36          $10.67                 $10.64           $10.71     $11.10
---------------------------------------------------------------------------------------------------------
9/30/97              12.28      13.03           12.23                  12.18            12.27      12.72
---------------------------------------------------------------------------------------------------------






                                                                  Capital gains
                                          Investment          Long            Short
Distributions       Number                  income            term             term              Total
-------------------------------------------------------------------------------------------------------
Class A              4                      $0.309          $0.313            $0.218            $0.840
-------------------------------------------------------------------------------------------------------
Class B              4                       0.229           0.313             0.218             0.760
-------------------------------------------------------------------------------------------------------
Class C              4                       0.233           0.313             0.218             0.764
-------------------------------------------------------------------------------------------------------
Class M              4                       0.260           0.313             0.218             0.791
-------------------------------------------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. For additional performance details, see page 12. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds: Balanced Portfolio returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.






* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIODS ENDED 9/30/97

Change in value during period plus reinvested distributions

                         Class A               Class B                Class C              Class M
Inception dates          (2/7/94)             (2/18/94)               (9/1/94)             (2/7/95)
                       NAV      POP         NAV      CDSC          NAV     CDSC          NAV     POP
--------------------------------------------------------------------------------------------------------
1 year               17.26%     10.53%    16.36%      11.36%     16.52%     15.52%      16.80%   12.72%
--------------------------------------------------------------------------------------------------------
Life of fund         47.29      38.81     43.36       40.36      43.01      43.01       44.84    39.77
Annual average       11.22       9.43     10.40        9.76      10.33      10.33       10.71     9.63
--------------------------------------------------------------------------------------------------------






PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/97

                          Class A              Class B                Class C              Class M
Share value            NAV      POP              NAV                    NAV             NAV      POP
---------------------------------------------------------------------------------------------------------
9/30/96           $ 9.69       $10.28          $ 9.66                 $ 9.64           $ 9.67     $10.02
---------------------------------------------------------------------------------------------------------
9/30/97            10.61        11.26           10.57                  10.56            10.59      10.97
---------------------------------------------------------------------------------------------------------






                                                                  Capital gains
                                          Investment          Long            Short
Distributions       Number                  income            term             term              Total
----------------------------------------------------------------------------------------------------------
Class A              4                     $0.351            $0.133           $0.194              $0.678
----------------------------------------------------------------------------------------------------------
Class B              4                      0.278             0.133            0.194               0.605
----------------------------------------------------------------------------------------------------------
Class C              4                      0.280             0.133            0.194               0.607
----------------------------------------------------------------------------------------------------------
Class M              4                      0.308             0.133            0.194               0.635
----------------------------------------------------------------------------------------------------------

Performance data represent past results and the life-of-fund data reflect an expense limitation in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. For additional performance details, see page 12. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares of Putnam Asset Allocation Funds: Conservative Portfolio returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.






COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 9/30/97
(Cumulative total returns)

                    Lehman Bros.     Standard       Russell     First Boston    Consumer
                    Aggregate         & Poor's       2000       High Yield       Price
                    Bond Index       500 Index      Index       Bond Index       Index
-----------------------------------------------------------------------------------------
1 year                9.71%            40.43%        33.19%       15.72%          2.15%
-----------------------------------------------------------------------------------------
Life of Fund         25.27            114.78         80.34        42.30          10.26
Annual average        6.34             23.20         17.46        10.11           2.70
-----------------------------------------------------------------------------------------




COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/
Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S.
stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

Merrill Lynch 91-day Treasury Bill Index is an unmanaged list of Treasury bills with maturities that most closely match the stated maturity of the index at the beginning of a selected month. The total return of the index is computed using the prices of the underlying bills at the beginning and end of the month.

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs.
The funds' portfolios contain securities that do not match those in the indexes. It is not possible to invest directly in an index. Past performance is not indicative of future results.



[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment

           Growth Portfolio
          (class A shares at          Global Growth          Consumer
Date       POP since 2/8/94)            Index Mix          Price Index

 2/8/94         9,425                     10,000             10,000
9/30/94         9,346                      9,868             10,219
9/30/95        11,257                     12,004             10,479
9/30/96        13,367                     13,769             10,793
9/30/97        16,876                     17,642             11,026


The Global Growth Index Mix is a combination of the following indexes:
50% represented by the S&P 500, 15% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the Far East), 5% by Lehman Brothers Aggregate Bond Index, 5% by Solomon Brothers Non-U.S. Government Bond Index, 5% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Growth Portfolio as of 9/30/97.

Past performance is no assurance of future results. A $10,000 investment in the Growth Portfolio's class B shares would have been valued at $17,461 on 9/30/97 ($17,161 with a redemption at the end of the period).

A $10,000 investment in the Growth Portfolio's class C shares would have been valued at $17,357 on 9/30/97.

A $10,000 investment in the Growth Portfolio's class M shares would have been valued at $16,954 on 9/30/97 at public offering price. ($17,570 at net asset value).



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your funds' assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.



[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment

(Plot points)

              Balanced Portfolio
              (class A shares at       Global Balanced      Consumer
Date           POP since 2/7/94)         Index Mix        Price Index

2/8/94              9,425                  10,000           10,000
9/30/94             9,285                   9,892           10,219
9/30/95            11,024                  11,854           10,479
9/30/96            12,943                  13,394           10,793
9/30/97            16,027                  16,545           11,026

The Global Balanced Index Mix is a combination of the following indexes:
40% represented by the S&P 500, 10% by Russell 2000, 15% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the Far
East), 10% by Lehman Brothers Aggregate Bond Index, 10% by Solomon Brothers Non-U.S. Government Bond Index, 10% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Balanced Portfolio as of 9/30/97.

Past performance is no assurance of future results. A $10,000 investment in the Balanced Portfolio's class B shares would have been valued at $16,562 on 9/30/97 ($16,262 with a redemption at the end of the period).

A $10,000 investment in the Balanced Portfolio's class C shares would have been valued at $16,472 on 9/30/97.

A $10,000 investment in the Balanced Portfolio's class M shares would have been valued at $16,167 on 9/30/97 at public offering price.
($16,754 at net asset value).



Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.



[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment

       Conservative Portfolio mix
        (class A shares at POP    Global Conservative   Consumer Price
Date        since 2/7/94)             Index Mix             Index

 2/8/94         9,425                   10,000             10,000
9/30/94         9,191                    9,853             10,219
9/30/95        10,594                   11,523             10,479
9/30/96        11,837                   12,589             10,793
9/30/97        13,881                   14,558             11,026

The Global Conservative Index Mix is a combination of the following indexes: 20% represented by the S&P 500, 5% by Russell 2000, 10% by Morgan Stanley Capital International EAFE Index (Europe, Australia, and the Far East), 35% by Lehman Brothers Aggregate Bond Index, 15% by Solomon Brothers Non-U.S. Government Bond Index, 10% by First Boston High Yield Index, and 5% by Merrill Lynch 91-day Treasury Bill Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Conservative Portfolio as of 9/30/97.

Past performance is no assurance of future results. A $10,000 investment in the Conservative Portfolio's class B shares would have been valued at $14,336 on 9/30/97 ($14,036 with a redemption at the end of the period).

A $10,000 investment in the Conservative Portfolio's class C shares would have been valued at $14,301 on 9/30/97.

A $10,000 investment in the Conservative Portfolio's class M shares would have been valued $13,977 on 9/30/97 at public offering price. ($14,484 at net asset value).



Report of independent accountants

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio, and Conservative Portfolio) constituting Putnam Asset Allocation Funds (the "trust") at September 30, 1997, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
November 17, 1997




Portfolio of investments owned
September 30, 1997

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                77.3%                      63.8%                     37.8%
COMMON STOCKS*                                   Shares        Value       Shares         Value       Shares        Value

Advertising                                                      0.2%                       0.2%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co. +                          34,900   $1,068,813       29,400      $900,375        5,000     $153,125
Outdoor Systems, Inc. +                          27,687      726,784       23,350       612,938        4,162      109,253
Universal Outdoor Holdings, Inc. +               26,200      982,500       22,000       825,000        3,800      142,500
                                                       -------------               ------------              ------------
                                                           2,778,097                  2,338,313                   404,878

Aerospace and Defense                                            2.0%                       1.7%                      0.9%
-------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                      103,900    5,656,056      105,900     5,764,931       19,500    1,061,531
General Motors Corp. Class H                    104,100    6,883,613      106,100     7,015,863       15,600    1,031,550
Northrop Grumman Corp.                           26,400    3,204,300       27,100     3,289,263        4,000      485,500
REMEC, Inc. +                                    53,750    1,961,875       45,225     1,650,713        7,875      287,438
Rolls-Royce PLC  (United Kingdom)               205,100      848,648      260,700     1,078,706       65,100      269,366
Smiths Industries PLC  (United Kingdom)          93,801    1,386,479      118,398     1,750,048       22,791      336,875
Textron, Inc.                                    66,200    4,303,000       63,400     4,121,000       15,000      975,000
                                                       -------------               ------------              ------------
                                                          24,243,971                 24,670,524                 4,447,260

Agriculture                                                       --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
PSF Holdings LLC Class A +                        3,305       99,150       12,885       386,550        4,186      125,580

Automotive                                                       1.4%                       1.3%                      0.7%
-------------------------------------------------------------------------------------------------------------------------
Avis Rent A Car, Inc. +                          45,800    1,093,475       38,100       909,638        6,650      158,769
Bayerische Motoren Werke (BMW)
AG (Germany)                                      3,100    2,648,467        4,610     3,938,526          941      803,938
Bridgestone Corp.  (Japan)                       31,000      746,678       40,000       963,455       10,000      240,864
Budget Group, Inc.  (Japan) +                    72,500    2,392,500       61,100     2,016,300       10,500      346,500
Edaran Otomobil Nasional Berhad
(Malaysia)                                       22,000       88,190       36,000       144,311        9,000       36,078
Lear Corp. +                                    133,500    6,574,875      136,000     6,698,000       25,600    1,260,800
Magna International, Inc. Class A,
(Canada)                                         17,800    1,230,425       21,700     1,500,013        5,100      352,538
Michelin Corp. Class B,  (France)                29,713    1,692,862       39,572     2,254,567        8,827      502,908
                                                       -------------               ------------              ------------
                                                          16,467,472                 18,424,810                 3,702,395

Basic Industrial Products                                        0.7%                       0.6%                      0.6%
-------------------------------------------------------------------------------------------------------------------------
Ade Corp. +                                      47,000    1,885,875       39,600     1,588,950        6,900      276,863
Alfa S.A. de C.V. Class A,  (Mexico)            223,500    2,101,159      279,600     2,628,564       68,100      640,219
Asyst Technologies, Inc. +                       27,350    1,214,511       23,000     1,021,344        4,050      179,845
Minnesota Mining & Manufacturing Co.                 --           --           --            --       11,000    1,017,500
Mitsui Fudoscan Co. Ltd. (Japan)                 10,000       78,821       12,000        94,585        3,000       23,646
Rieter Holding AG (Switzerland)                   2,316    1,076,392        2,700     1,254,861          616      286,294
Sandvik AB Class A (Sweden)                       6,070      208,371        8,080       277,370        2,120       72,775
Sandvik AB Class B (Sweden)                      43,270    1,505,366       57,510     2,000,777       13,960      485,669
                                                       -------------               ------------              ------------
                                                           8,070,495                  8,866,451                 2,982,811

Biotechnology                                                    0.2%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Bioreliance Corp. +                               7,900      207,375        6,700       175,875        1,200       31,500
Kendle International, Inc. +                     21,800      408,750       18,300       343,125        3,300       61,875
Quintiles Transnational Corp. +                  17,200    1,449,100       17,500     1,474,375        3,500      294,875
                                                       -------------               ------------              ------------
                                                           2,065,225                  1,993,375                   388,250

Broadcasting                                                     0.7%                       0.4%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp. +                         41,950    2,207,619       35,350     1,860,294        6,100      321,013
Heftel Broadcasting Corp. Class A +              30,800    2,333,100       25,900     1,961,925        4,500      340,875
SAGA Communications Inc. Class A +               42,800    1,037,900       36,013       873,315        6,263      151,878
Sinclair Broadcast Group, Inc. Class A +         11,600      468,350        9,800       395,675        1,700       68,638
SFX Broadcasting, Inc. Class A +                 11,180      827,320        9,410       696,340        1,635      120,990
Young Broadcasting Inc. Class A +                24,600      842,550       20,725       709,831        3,575      122,444
                                                       -------------               ------------              ------------
                                                           7,716,839                  6,497,380                 1,125,838

Building and Construction                                        0.8%                       0.8%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Barnett, Inc. +                                  34,700      737,375       29,200       620,500        4,200       89,250
Cemex, S.A. de C.V.  (Mexico)                   229,200    1,188,062      309,000     1,601,706       64,700      335,373
CRH PLC (Ireland)                               189,964    2,167,912      242,859     2,771,562       52,187      595,570
Lafarge Coppee (France)                          22,971    1,688,553       27,330     2,008,975        7,249      532,860
Masco Corp.                                      48,300    2,212,744       48,800     2,235,650        9,300      426,056
Sungei Way Holdings Berhad (Malaysia)           177,150      162,784      212,250       195,037       57,900       53,204
Terex Corp. Rights 144A +                         1,100       22,000          600        12,000        1,000       20,000
VA Technolgies AG  (Austria)                      7,680    1,651,067       10,361     2,227,435        2,990      642,798
                                                       -------------               ------------              ------------
                                                           9,830,497                 11,672,865                 2,695,111

Business Equipment and Services                                  3.6%                       2.8%                      1.7%
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. +                             60,000    3,885,000       62,700     4,059,825       13,300      861,175
Caribiner Intl., Inc. +                          12,700      517,525       10,700       436,025        1,800       73,350
Corestaff, Inc. +                                16,500      534,188       15,325       496,147        2,900       93,888
CORT Business Services Corp. +                   48,600    1,940,963       40,900     1,633,444        7,100      283,556
Dai Nippon Printing Co., Ltd.  (Japan)           85,000    1,821,429      103,000     2,207,143       25,000      535,714
Data Processing Resources Corp.  +               31,200      780,000       26,300       657,500        3,900       97,500
EMC Corp. +                                      62,200    3,630,925       59,500     3,473,313       12,900      753,038
Encad, Inc. +                                    42,200    1,297,650       35,500     1,091,625        6,300      193,725
F.Y.I., Inc. +                                   24,000      624,000       20,200       525,200        3,500       91,000
HBO & Co.                                        87,800    3,314,450       85,400     3,223,850       16,600      626,650
Hewlett-Packard Co.                             142,300    9,898,744      142,700     9,926,569       28,700    1,996,444
Lason Holdings, Inc. +                           44,200    1,221,025       37,200     1,027,650        6,590      182,049
Mannesmann AG  (Germany)                          3,900    1,864,736        4,800     2,295,060        1,200      573,765
Metzler Group, Inc. +                            12,700      509,588       10,700       429,338        2,100       84,263
NCO Group, Inc. +                                51,400    1,901,800       43,300     1,602,100        7,800      288,600
PeopleSoft, Inc. +                               67,600    4,039,100       64,800     3,871,800       12,800      764,800
Pharmaceutical Product
Development, Inc. +                              18,700      381,013       15,700       319,888        2,700       55,013
Pierce Leahy Corp. +                             20,700      561,488       17,400       471,975        3,100       84,088
Rental Service Corp. +                           29,200      655,175       24,650       553,084        4,300       96,481
Ricoh Co., Ltd.  (Japan)                         36,000      541,196       47,000       706,562       13,000      195,432
Staff Leasing, Inc. +                            52,300    1,287,888       44,000     1,083,500        7,700      189,613
The Registry, Inc. +                             36,180    1,668,803       30,520     1,407,735        5,460      251,843
                                                       -------------               ------------              ------------
                                                          42,876,686                 41,499,333                 8,371,987

Chemicals                                                        1.2%                       1.1%                      0.7%
-------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V.  (Netherlands)                   12,530    2,148,343       15,770     2,703,860        3,646      625,128
Bayer AG ADR  (Germany)                          56,247    2,247,005       75,637     3,021,614       16,007      639,462
Ciba Specialty Chemicals AG
(Switzerland) +                                  18,312    1,774,125       22,411     2,171,249        5,304      513,868
Hercules, Inc.                                  119,000    5,920,250      121,300     6,034,675       20,700    1,029,825
Shin-Etsu Chemical Co.  (Japan)                  55,000    1,516,612       66,000     1,819,934       17,000      468,771
                                                       -------------               ------------              ------------
                                                          13,606,335                 15,751,332                 3,277,054

Communications and Technology                                    0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Newbridge Networks Corp. (Canada) +              24,600    1,473,150       29,700     1,778,559        7,400      443,143

Computer Equipment                                               0.2%                       0.2%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Box Hill Systems Corp.                            7,700      134,750        6,500       113,750        1,100       19,250
PMC - Sierra, Inc. +                             63,100    1,609,050       53,100     1,354,050        8,900      226,950
PRI Automation, Inc. +                           16,700      976,950       14,100       824,850        2,400      140,400
                                                       -------------               ------------              ------------
                                                           2,720,750                  2,292,650                   386,600

Computer Services and Software                                   6.6%                       5.1%                      2.9%
-------------------------------------------------------------------------------------------------------------------------
Advantage Learning Systems, Inc. +                2,500       63,125        2,200        55,550          400       10,100
Analysts International Corp.                     31,000    1,201,250       26,100     1,011,375        4,400      170,500
Aspect Development, Inc. +                       12,100      496,856       10,200       418,838        1,800       73,913
Best Product Co., Inc. +                         16,200      236,925       13,700       200,363        2,400       35,100
Compaq Computer Corp.                            72,050    5,385,738       70,600     5,277,350       14,150    1,057,713
Complete Business Solutions, Inc. +              50,300    1,433,550       42,400     1,208,400        7,500      213,750
Computer Associates Intl., Inc.                 170,450   12,240,441      174,050    12,498,966       32,750    2,351,859
Computer Horizons Corp. +                        56,393    2,044,246       47,420     1,718,975        8,310      301,238
Computer Learning Centers, Inc. +                53,025    2,067,975       49,350     1,924,650        9,450      368,550
Computer Task Group, Inc.                        42,900    1,799,119       36,100     1,513,944        6,200      260,013
Compuware Corp. +                                34,200    2,069,100       28,800     1,742,400        5,400      326,700
Dell Computer Corp. +                            34,400    3,332,500       33,600     3,255,000        6,700      649,063
Discreet Logic, Inc. +                           79,100    2,101,094       66,600     1,769,063       11,300      300,156
GENICOM Corp. +                                  39,800      437,800       34,300       377,300        6,200       68,200
Harbinger Corp. +                                31,000    1,127,625       26,100       949,388        4,500      163,688
IBM Corp.                                        64,400    6,822,375       65,700     6,960,094       14,200    1,504,313
Information Management Associates, Inc. +        18,500      226,625       15,500       189,875        2,700       33,075
Information Management Resources, Inc. +         36,000    1,026,000       30,300       863,550        5,700      162,450
Keane, Inc. +                                    82,780    2,628,265       69,708     2,213,229       12,260      389,255
Legato Systems, Inc. +                           26,600      944,300       22,400       795,200        3,900      138,450
Microsoft Corp. +                                63,600    8,415,075       64,700     8,560,619       12,000    1,587,750
NCR Corp. +                                     215,700    7,536,019      219,900     7,682,756       36,900    1,289,194
Parametric Technology Corp. +                    49,900    2,201,838       47,800     2,109,175        9,400      414,775
Pegasus Systems, Inc. +                          36,900      668,813       31,100       563,688        5,400       97,875
Peregrine Systems, Inc. +                        45,100      800,525       37,900       672,725        6,700      118,925
Peritus Software Services, Inc. +                17,400      445,875       14,600       374,125        2,600       66,625
Pinnacle Systems, Inc. +                         16,500      482,625       13,900       406,575        2,500       73,125
Sapiens International Corp., N.V.                32,400      295,650        2,710       247,288        5,000       45,625
(Israel) +
SGS-Thomson Microelectronics N.V. ADR
(France) +                                       26,700    2,506,463       33,341     3,129,886        8,157      765,738
Simione Central Holdings, Inc. +                 51,400      623,225       43,300       525,013        7,500       90,938
Splash Technology Holdings, Inc. +               24,200      946,825       20,400       798,150        3,550      138,894
SPSS, Inc. +                                     33,800      967,525       28,500       815,813        4,900      140,263
Summit Design, Inc. +                            39,300      697,575       33,100       587,525        5,600       99,400
TSI International Software, Ltd. +               10,800      143,100        9,100       120,575        1,600       21,200
Technology Solutions Co. +                       80,575    2,598,544       67,875     2,188,969       11,925      384,581
Xionics Document Technologies, Inc. +            40,700      707,163       34,200       594,225        6,000      104,250
                                                       -------------               ------------              ------------
                                                          77,721,749                 74,320,617                14,017,244

Conglomerates                                                    1.2%                       1.0%                      0.6%
-------------------------------------------------------------------------------------------------------------------------
Axia Inc. 144A +                                    225       11,250           --            --           --           --
BTR PLC  (United Kingdom)                       433,300    1,764,864      336,600     1,370,997       85,200      347,026
Hutchison Whampoa, Ltd. (Hong Kong)             178,000    1,754,120      237,000     2,335,541       50,000      492,730
Ogden Corp.                                     288,100    6,806,363      293,600     6,936,300       50,400    1,190,700
Securicor Group PLC (United Kingdom)            150,245      653,242      204,509       889,174       41,503      180,449
Tomkins PLC  (United Kingdom)                   311,158    1,735,090      416,803     2,324,191       93,819      523,157
United Technologies Corp.                        14,600    1,182,600       13,900     1,125,900        3,500      283,500
                                                       -------------               ------------              ------------
                                                          13,907,529                 14,982,103                 3,017,562

Consumer Durable Goods                                           0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc. +                         10,325      289,100        8,750       245,000        1,650       46,200
Electrolux AB  (Sweden)                           5,544      434,063        6,918       541,639        1,689      132,239
Racing Champions Corp. +                         47,000      558,125       39,600       470,250        7,000       83,125
                                                       -------------               ------------              ------------
                                                           1,281,288                  1,256,889                   261,564

Consumer Non Durables                                            3.4%                       3.0%                      1.6%
-------------------------------------------------------------------------------------------------------------------------
B A T Industries PLC (United Kingdom)           268,609    2,357,449      373,711     3,279,878       84,539      741,957
Clorox Co.                                       47,100    3,491,288       47,000     3,483,875        9,200      681,950
Colgate-Palmolive Co.                            45,100    3,142,906       45,100     3,142,906        8,800      613,250
Dimon Inc.                                      277,500    6,937,500      276,400     6,910,000       49,800    1,245,000
Estee Lauder Cos. Class A                        29,900    1,382,875       59,800     2,765,750        5,800      268,250
French Fragrances Inc. +                         58,500      683,719       49,200       575,025        8,500       99,344
KAO Corp.  (Japan)                              137,000    1,991,280      183,000     2,659,884       42,000      610,465
Liz Claiborne, Inc.                              58,300    3,202,856       58,500     3,213,844        9,500      521,906
Onward Kashiyama Co., Ltd.  (Japan)              42,000      606,977       47,000       679,236       14,000      202,326
Procter & Gamble Co.                             91,800    6,339,938       91,800     6,339,938       18,000    1,243,125
RJR Nabisco Holdings Corp.                      191,900    6,596,563      195,600     6,723,750       29,400    1,010,625
St. John Knits, Inc.                             45,310    2,036,118       39,290     1,765,594        7,140      320,854
Svenska Cellulosa AB Class B  (Sweden)           63,350    1,601,733       83,100     2,101,089       19,068      482,113
                                                       -------------               ------------              ------------
                                                          40,371,202                 43,640,769                 8,041,165

Consumer Products                                                0.1%                       0.1%                       --%
-------------------------------------------------------------------------------------------------------------------------
Home Products International, Inc. +              61,100      893,588       51,400       751,725        8,100      118,463
Weider Nutrition Internatiional, Inc.            13,800      160,425       11,700       136,013        2,000       23,250
                                                       -------------               ------------              ------------
                                                           1,054,013                    887,738                   141,713

Consumer Related                                                 0.7%                       0.6%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                               174,989    6,802,697      178,317     6,932,073       32,281    1,254,924
Unilever Group (United Kingdom)                  52,200    1,527,956       70,600     2,066,546       15,800      462,485
                                                       -------------               ------------              ------------
                                                           8,330,653                  8,998,619                 1,717,409

Consumer Services                                                1.3%                       1.0%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. +                                    50        2,500          100         5,000           --           --
Applied Graphics Technologies, Inc. +             9,500      534,375        8,000       450,000        1,500       84,375
Extended Stay America, Inc. +                    39,910      598,650       33,611       504,165        3,528       52,920
Fine Host Corp. +                                33,900    1,313,625       30,200     1,170,250        5,900      228,625
Interpublic Group Cos. Inc.                      50,800    2,606,675       51,700     2,652,856        9,400      482,338
Marriott International, Inc.                     52,900    3,759,206       50,600     3,595,763        9,000      639,563
Morton's Restaurant Group, Inc. +                24,400      597,800       20,500       502,250        3,600       88,200
On Assignment, Inc. +                            31,200    1,419,600       26,300     1,196,650        4,600      209,300
PJ  America Inc. +                               19,800      341,550       16,700       288,075        2,700       46,575
Payment Svcs., Inc. +                            51,900      804,450       44,700       692,850        8,150      126,325
Rent-Way, Inc. +                                 46,100      973,863       39,000       823,875        7,000      147,875
Stewart Enterprises, Inc. Class A                46,340    2,027,375       38,965     1,704,719        6,605      288,969
Travel Services International Inc. +             29,000      601,750       24,400       506,300        4,300       89,225
                                                       -------------               ------------              ------------
                                                          15,581,419                 14,092,753                 2,484,290

Correctional Facilities                                          0.1%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp. +                    27,400      849,400       22,700       703,700        4,000      124,000

Education Services                                               0.3%                       0.2%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Education Management Corp. +                     22,000      583,000       18,500       490,250        3,200       84,800
Learning Tree International, Inc. +               9,300      266,213        7,750       221,844        1,250       35,781
Strayer Education, Inc.                          40,900    1,860,950       34,400     1,565,200        6,100      277,550
Youth Services International, Inc. +             50,500      830,094       42,600       700,238        7,500      123,281
                                                       -------------               ------------              ------------
                                                           3,540,257                  2,977,532                   521,412

Electronics and
Electrical Equipment                                             7.1%                       5.7%                      3.7%
-------------------------------------------------------------------------------------------------------------------------
ABB AG  (Switzerland) +                             310      457,882          460       679,437          105      155,089
Act Manufacturing, Inc. +                        48,600    1,615,950       40,900     1,359,925        7,200      239,400
Adflex Solutions, Inc. +                         50,100    1,221,188       42,200     1,028,625        7,500      182,813
Advanced Lighting Technologies, Inc. +           70,500    1,903,500       59,400     1,603,800       10,300      278,100
Aehr Test Systems +                              34,900      617,294       29,400       520,013        5,100       90,206
American Telephone &
Telegraph Co. +                                      --           --           --            --       32,000    1,418,000
ANADIGICS, Inc. +                                13,600      670,650       11,500       567,094        1,950       96,159
Anicom, Inc. +                                   19,100      319,925       16,000       268,000        2,800       46,900
Applied Materials, Inc. +                        24,000    2,286,000       24,500     2,333,625        5,700      542,925
Benchmarq Microelectronics, Inc. +               12,400      275,900       10,700       238,075        1,600       35,600
Brooks Automation, Inc. +                        22,600      867,275       19,000       729,125        3,300      126,638
Computer Products, Inc. +                        82,900    2,466,275       69,800     2,076,550       12,300      365,925
Cookson Group PLC (United Kingdom)              126,700      515,731      161,100       655,756       40,700      165,669
C.P. Clare Corp. +                               44,250      873,938       37,025       731,244        5,750      113,563
Credence Systems Corp. +                         55,575    2,709,281       47,884     2,334,345        8,628      420,615
Delaware Global Technologies Corp. +             44,898      479,847       41,808       446,823        7,976       85,244
Elexsys International, Inc. +                    78,200    2,199,375       65,900     1,853,438       11,200      315,000
Flextronics International Ltd. +                 55,600    2,647,950       46,650     2,221,706        8,300      395,288
General Electric Co.                            135,400    9,215,663      135,200     9,202,050       26,500    1,803,656
General Electric Co. PLC
(United Kingdom)                                281,600    1,775,085      335,700     2,116,108       85,014      535,892
Hadco Corp. +                                    30,300    1,640,934       25,500     1,380,984        4,300      232,872
Helix Technology Corp.                           21,300    1,318,603       17,900     1,108,122        3,200      198,100
Hirose Electric Co. Ltd.  (Japan)                12,600      930,349       13,800     1,018,954        3,500      258,430
Honeywell, Inc.                                  38,100    2,559,844       38,000     2,553,125        7,400      497,188
Integrated Process Equipment Corp. +             26,400      973,500       22,200       818,625        3,900      143,813
Intel Corp.                                      41,300    3,812,506       41,300     3,812,506        8,000      738,500
JPM Co. +                                        19,200      463,200       16,500       398,063        3,000       72,375
Level One Communications, Inc. +                 24,750      996,188       20,850       839,213        3,600      144,900
Matsushita Electric  (Japan)                    156,000    1,632,559      204,000     2,134,884       51,000      533,721
Micrel, Inc. +                                   35,200    1,489,400       29,600     1,252,450        5,400      228,488
Molins PLC  (United Kingdom)                         --           --       51,400       365,542       14,000       99,564
Motorola, Inc.                                   80,500    5,785,938       80,500     5,785,938       15,700    1,128,438
Murata Manufacturing Co.  (Japan)                27,000    1,170,598       34,000     1,474,087        9,000      390,199
Omron Corp.  (Japan)                             83,000    1,744,103       95,000     1,996,263       25,000      525,332
Philips Electronics N.V.  (Netherlands)          30,200    2,563,864       38,460     3,265,106        9,770      829,435
Photronics, Inc. +                               11,600      702,525        9,800       593,513        1,700      102,956
Plexus Corp. +                                   17,400      611,175       14,600       512,825        2,500       87,813
Power One Inc. +                                  2,500       35,000        1,900        26,600          300        3,920
Rohm Co., Ltd.  (Japan)                          17,000    2,004,984       20,000     2,358,805        6,000      707,641
Sanmina Corp. +                                  25,160    2,177,913       21,180     1,833,394        3,730      322,878
SDL, Inc. +                                      38,000      769,500       32,000       648,000        5,600      113,400
Sipex Corp. +                                    27,400      869,950       22,400       711,200        3,900      123,825
Sony Corp.  (Japan)                              24,000    2,272,426       31,000     2,935,217        7,000      662,791
Tokyo Electron Ltd.  (Japan)                     18,000    1,101,828       23,000     1,407,891        6,000      367,276
TriQuint Semiconductor, Inc. +                   24,000      874,500       20,200       736,038        3,500      127,531
Ultratech Stepper, Inc. +                        36,300    1,234,200       30,550     1,038,700        5,300      180,200
Uniphase Corp. +                                  7,900      628,050        6,700       532,650        1,100       87,450
Veeco Instruments, Inc. +                        22,900    1,446,994       19,200     1,213,200        3,400      214,838
Vishay Intertechnology, Inc.                    230,900    6,104,419      238,245     6,298,602       44,625    1,179,773
Westinghouse Electric Corp.                     137,100    3,710,269      134,200     3,631,788       26,800      725,275
                                                       -------------               ------------              ------------
                                                          84,744,028                 83,648,024                18,441,604

Entertainment                                                    0.6%                       0.4%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
Carnival Corp. Class A                           60,400    2,793,500       61,000     2,821,250        9,400      434,750
Penske Motorsports, Inc. +                       28,100      943,106       23,700       795,431        4,100      137,606
Resorts World Berhad (Malaysia)                  85,000      186,093      106,000       232,069       26,000       56,923
Signature Resorts, Inc. +                        51,900    2,465,250       43,700     2,075,750        7,700      365,750
Vistana, Inc. +                                   8,700      187,050        7,100       152,650        1,300       27,950
                                                       -------------               ------------              ------------
                                                           6,574,999                  6,077,150                 1,022,979

Environmental Control                                            0.3%                       0.2%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Eaux (France)             14,744    1,739,867       17,791     2,099,428        3,350      395,317
Superior Services, Inc. +                        42,200    1,202,700       35,500     1,011,750        6,200      176,700
Waterlink, Inc. +                                28,100      526,875       23,700       444,375        4,100       76,875
                                                       -------------               ------------              ------------
                                                           3,469,442                  3,555,553                   648,892

Food and Beverages                                               3.0%                       2.7%                      1.6%
-------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                           --           --           --            --       58,564    1,401,870
Bass PLC  (United Kingdom)                       83,400    1,126,923      103,000     1,391,764       25,800      348,617
Campbell Soup Co.                                39,500    1,935,500       40,400     1,979,600        9,400      460,600
Coca-Cola Enterprises, Inc.                     123,300    3,321,394      125,300     3,375,269       21,000      565,688
ConAgra, Inc.                                    50,000    3,300,000       50,500     3,333,000        7,200      475,200
Dole Food Co.                                   139,600    6,308,175      142,300     6,430,181       25,730    1,162,674
Fomento Economico Mexicano,
S.A. de C.V. Class B, (Mexico) +                111,400      962,645      151,300     1,307,435       31,200      269,610
Goodman Fielder Ltd. ADR (Australia)            665,100    1,075,894      867,000     1,402,496      216,500      350,219
Grand Union Co. [DBL. DAGGER]+                    4,153        7,268        9,986        17,476        3,270        5,723
Greencore Group PLC  (Ireland)                  248,744    1,178,269      340,262     1,611,779       87,825      416,016
Nestle S.A.  (Switzerland)                        1,840    2,570,570        2,420     3,380,858          563      786,538
Sara Lee Corp.                                   34,900    1,797,350       34,900     1,797,350        6,800      350,200
The Quaker Oats Co.                             126,800    6,387,550      130,000     6,548,750           --           --
Whitman Corp.                                   236,700    6,450,075      241,200     6,572,700       41,000    1,117,250
                                                       -------------               ------------              ------------
                                                          36,421,613                 39,148,658                 7,710,205

Funeral/Cemetery Services                                        0.1%                       0.1%                       --%
-------------------------------------------------------------------------------------------------------------------------
Equity Corporation International +               56,750    1,322,984       47,750     1,113,172        8,300      193,494

Health Care                                                      1.8%                       1.3%                      0.8%
-------------------------------------------------------------------------------------------------------------------------
American HomePatient, Inc. +                     42,025      966,575       35,375       813,625        5,987      137,701
Cardinal Health, Inc.                            34,700    2,463,700       33,300     2,364,300        6,750      479,250
CareMatrix Corp. +                               30,300      768,863       25,500       647,063        4,500      114,188
Compdent Corp. +                                 24,050      601,250       20,300       507,500        3,450       86,250
Concentra Managed Care, Inc. +                   27,103      957,059       25,182       889,239        4,786      169,023
HEALTHSOUTH Corp. +                             133,600    3,565,450      130,600     3,485,388       26,200      699,213
IMPATH, Inc. +                                   25,700      751,725       21,600       631,800        3,700      108,225
NCS HealthCare, Inc. Class A +                   20,400      520,200       17,200       438,600        3,000       76,500
Oxford Health Plans Inc. +                       31,500    2,358,563       30,900     2,313,638        6,200      464,225
Pediatrix Medical Group, Inc. +                   7,300      322,113        6,200       273,575        1,100       48,538
Renal Care Group, Inc. +                         25,450      916,200       21,500       774,000        3,750      135,000
Wellpoint Health Networks, Inc. +               115,000    6,662,813      115,000     6,662,813       21,000    1,216,688
                                                       -------------               ------------              ------------
                                                          20,854,511                 19,801,541                 3,734,801

Hospital Management and
Medical Services                                                 0.3%                       0.2%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Centennial HealthCare Corp. +                    37,300      857,900       31,400       722,200        5,600      128,800
Monarch Dental Corp. +                           17,100      367,650       14,400       309,600        2,500       53,750
National Surgery Centers, Inc. +                 44,625      970,594       37,625       818,344        6,675      145,181
OrthAlliance, Inc. Class A +                     14,900      219,775       12,600       185,850        2,200       32,450
Phymatrix, Inc. +                                50,500      757,500       42,600       639,000        7,500      112,500
ProMedCo Management Co. +                        47,700      500,850       40,200       422,100        6,900       72,450
                                                       -------------               ------------              ------------
                                                           3,674,269                  3,097,094                   545,131

Insurance and Finance                                           12.2%                      10.3%                      6.4%
-------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Netherlands)              35,408      719,370       57,180     1,161,703       11,296      229,496
Acom Co. Ltd.                                     7,300      381,371        9,100       475,407        2,300      120,158
Ahmanson (H.F.) & Co.                           126,300    7,175,419      127,000     7,215,188       23,500    1,335,094
Allied Irish Banks PLC  (Ireland)               210,271    1,860,273      251,169     2,222,098       63,342      560,388
American Express Co.                             78,200    6,402,625       74,800     6,124,250       14,800    1,211,750
American International Group, Inc.               43,250    4,462,859       41,400     4,271,963        8,100      835,819
Banc One Corp.                                   55,900    3,119,919       53,600     2,991,550       10,700      597,194
Banco Frances del Rio de la Plata
(Argentina)                                         793       25,921           --            --           --           --
Banco Frances del Rio de la Plata
S.A. ADR (Argentina)                             34,723      376,125       42,522       460,605        9,983      108,138
Bank of Ireland  (Ireland) +                    151,145    1,890,123      181,670     2,271,844       43,298      541,462
Bank of Nova Scotia (Canada)                     26,381    1,265,562       33,808     1,621,854        5,928      284,381
BankAmerica Corp.                                86,900    6,370,856       89,100     6,532,144       17,800    1,304,963
Bankers Trust New York Corp. [UPSIDE DOWN DELTA] 64,500    7,901,250       67,100     8,219,750       12,700    1,555,750
Barnett Banks, Inc.                              56,300    3,983,225       56,100     3,969,075       10,900      771,175
Cetelem Group  (France)                           7,400      845,714       10,500     1,200,000        2,900      331,429
Citicorp                                         30,600    4,098,488       31,000     4,152,063        6,100      817,019
Comerica, Inc.                                   36,700    2,897,006       37,100     2,928,581        9,600      757,800
Commonwealth Bank of Australia
(Installment Shares)(Australia)                  60,480      747,582       73,262       905,578       29,408      363,507
Commonwealth Bank of Australia
(Australia)                                      29,616      269,617       35,852       326,388        7,000       63,726
Concord EFS, Inc. +                               8,205      221,535        6,909       186,543        1,137       30,699
Conseco Inc.                                     77,600    3,787,850       76,600     3,739,038       15,000      732,188
Credit Locale de France S.A. (France)            13,000    1,235,165       17,883     1,699,112        3,580      340,145
Dao Heng Bank Group Ltd. (Hong Kong)            123,500      557,047      176,000       793,848       39,000      175,910
Deutsche Bank AG  (Germany)                      26,400    1,864,940       32,100     2,267,598        8,000      565,133
Fifth Third Bancorp                              12,700      830,263       12,500       817,188        2,500      163,438
First Union Corp.                               141,800    7,098,863      141,000     7,058,813           --           --
Fleet Financial Group, Inc.                          --           --           --            --       18,700    1,226,019
Franklin Resources, Inc.                         33,000    3,073,125       30,050     2,798,406        7,050      656,531
Guoco Group Ltd.  (Hong Kong)                    99,800      398,555      173,600       693,278       35,400      141,371
Healthcare Recoveries, Inc. +                    73,800    1,660,500       62,200     1,399,500       10,600      238,500
HSBC Holdings PLC  (United Kingdom)              83,387    2,791,242       97,255     3,255,450       25,125      841,018
Internationale Nederlanden Groep
(Netherlands)                                    44,305    2,041,479       57,749     2,660,949       14,321      659,881
Julius Baer Holdings AG (Switzerland)               485      747,466          750     1,155,875          180      277,410
MBNA Corp.                                      112,100    4,540,050      107,375     4,348,688       21,275      861,638
Metris Companies Inc.                            20,100      870,581       16,800       727,650        3,000      129,938
MGIC Investment Corp.                            30,400    1,742,300       29,100     1,667,794        5,600      320,950
Morgan Stanley, Dean Witter,
Discover and Co.                                 55,800    3,016,688       55,700     3,011,281       10,900      589,281
Norwich Union PLC (United Kingdom) +             21,100      114,589       38,900       211,257       11,500       62,454
Norwich Union PLC 144A
(United Kingdom) +                              117,400      639,470      153,400       835,559       38,400      209,162
Promise Co. Ltd.  (Japan)                        15,070      788,547       17,380       909,419        5,170      270,523
Reinsurance Group America, Inc.                  41,750    1,706,531       35,115     1,435,326        6,420      262,418
Societe Generale  (France)+                       9,500    1,379,628       11,900     1,728,166        2,900      421,150
Summit Bancorp                                  175,950    7,818,778      179,250     7,965,422       31,050    1,379,784
Swiss Reinsurance Co.  (Switzerland)                565      849,721          707     1,063,279          173      260,180
Travelers Group Inc.                             90,933    6,206,177       90,533     6,178,877       18,033    1,230,752
Uniao de Bancos Brasileiros S.A. GDR
(Brazil) +                                        9,600      350,400       12,500       456,250        3,100      113,150
Union Planters Corp.                            118,000    6,593,250      120,200     6,716,175       20,300    1,134,263
United Bank of Switzerland  (Switzerland)         2,036    2,385,301        2,654     3,109,327          662      775,574
United Overseas Bank Ltd.  (Singapore)          179,000    1,323,324      243,000     1,796,467       55,000      406,608
USF&G Corp.                                     251,600    5,771,075      271,500     6,227,531       54,000    1,238,625
Washington Mutual, Inc.                         196,300   13,691,925      194,000    13,531,500       37,000    2,580,750
Westpac Banking Corp.  (Australia)              309,100    1,950,724      377,500     2,382,395       96,500      609,010
Zurich Versicherungs-Gesellschaft
(Switzerland)                                     1,424      621,564        2,054       896,554          461      201,223
                                                       -------------               ------------              ------------
                                                         143,461,958                150,774,556                30,894,925

Medical Supplies and Devices                                     1.0%                       0.7%                      0.4%
-------------------------------------------------------------------------------------------------------------------------
CN Biosciences, Inc. +                           20,400      479,400       17,200       404,200        3,000       70,500
Cytyc Corp. +                                    49,900    1,253,738       42,000     1,055,250        7,100      178,388
Guidant Corp.                                    31,000    1,736,000       31,400     1,758,400        6,200      347,200
Igen, Inc. +                                     33,000      445,500       27,800       375,300        4,800       64,800
Minimed, Inc. +                                  25,300      993,025       21,300       836,025        3,700      145,225
Sabratek Corp. +                                 36,300    1,320,413       30,500     1,109,438        5,200      189,150
Tyco International Ltd.                          68,000    5,580,250       66,600     5,465,363       13,300    1,091,431
                                                       -------------               ------------              ------------
                                                          11,808,326                 11,003,976                 2,086,694

Metals and Mining                                                0.8%                       0.7%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold Co., Inc. Class B                          218,765    6,303,167      223,029     6,426,023       30,241      871,319
Kawasaki Steel Corp. (Japan)                    269,000      516,105      306,000       587,093       77,000      147,733
Rio Tinto PLC  (United Kingdom)                 130,028    2,068,016      167,410     2,662,554       39,213      623,659
                                                       -------------               ------------              ------------
                                                           8,887,288                  9,675,670                 1,642,711

Oil and Gas                                                      4.1%                       3.7%                      2.3%
-------------------------------------------------------------------------------------------------------------------------
Amoco Corp.                                      67,600    6,514,950       68,900     6,640,238       12,400    1,195,050
British Petroleum Co. PLC
(United Kingdom)                                145,922    2,206,412      184,162     2,784,619       44,109      666,950
Burmah Castrol PLC (United Kingdom)             116,129    2,075,954      148,040     2,646,404       37,344      667,572
Ente Nazionale Idrocarburi SPA (Italy)          544,472    3,439,366      701,310     4,430,093      161,370    1,019,355
Exxon Corp.                                      76,000    4,868,750       74,500     4,772,656       14,900      954,531
Halliburton Co.                                 110,200    5,730,400      112,000     5,824,000       19,200      998,400
Hong Kong and China Gas Co. Ltd.
(Hong Kong)                                     277,200      571,417      297,600       613,469       79,200      163,262
Mobil Corp.                                      35,700    2,641,800       34,200     2,530,800        7,800      577,200
Occidental Petroleum Corp.                      243,700    6,320,969      248,400     6,442,875       41,000    1,063,438
Petroleo Brasileiro S/A-Petrobras ADR
(Brazil)                                          3,100       87,153       49,100     1,380,388           --           --
Petroleo Brasileiro S/A-Petrobras 144A
ADR (Brazil)                                     33,600      945,000       42,800     1,203,750       10,800      303,750
Schlumberger Ltd.                                64,600    5,438,513       61,900     5,211,206       14,600    1,229,138
Shell Transportation & Trading
(United Kingdom)                                263,300    1,929,968      343,100     2,514,896       78,480      575,252
Societe Nationale Elf Aquitaine SA
(France)                                         18,942    2,536,275       24,689     3,305,780        5,972      799,632
Total Corp. Class B,  (France)                   27,173    3,119,268       35,350     4,057,929        8,001      918,458
                                                       -------------               ------------              ------------
                                                          48,426,195                 54,359,103                11,131,988

Paper and Forest Products                                        1.7%                       1.4%                      0.7%
-------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.                             160,200    6,738,413      163,300     6,868,806       29,600    1,245,050
International Paper Co.                         102,100    5,621,881      105,000     5,781,563       19,500    1,073,719
Mayr-Melnhof Karton AG (Austria)                  5,528      330,762        8,100       484,654        2,000      119,668
Unisource Worldwide, Inc.                       366,000    6,954,000      373,000     7,087,000       64,700    1,229,300
                                                       -------------               ------------              ------------
                                                          19,645,056                 20,222,023                 3,667,737

Pharmaceuticals                                                  4.0%                       3.2%                      1.8%
-------------------------------------------------------------------------------------------------------------------------
Astra AB  (Sweden)                               46,943      867,708       58,657     1,084,233       14,360      265,434
Bristol-Myers Squibb Co.                         69,800    5,775,950       66,700     5,519,425        9,800      810,950
Dura Pharmaceuticals, Inc. +                     38,700    1,688,288       33,300     1,452,713        6,000      261,750
Glaxo Wellcome PLC  (United Kingdom)             40,400      910,588       50,400     1,135,981       12,300      277,233
Lilly (Eli) & Co.                                42,900    5,166,769       42,800     5,154,725        8,400    1,011,675
Medicis Pharmaceutical Corp. Class A +           56,750    2,603,406       47,750     2,190,531        8,250      378,469
Merck & Co., Inc.                                63,800    6,376,013       64,800     6,475,950       10,300    1,029,356
Novartis AG  ADR  (Switzerland)                     992    1,525,417        1,347     2,071,307          294      452,089
Pfizer, Inc.                                     96,500    5,796,031       92,400     5,549,775       17,600    1,057,100
Pharmacia & Upjohn, Inc.                        167,300    6,106,450      170,500     6,223,250       28,600    1,043,900
Pharmacia & Upjohn, Inc.
Depository Shares (Sweden)                       25,500      925,865       37,300     1,354,304        7,514      272,821
Sankyo Co., Ltd.  (Japan)                        52,000    1,805,316       66,000     2,291,363       17,000      590,199
Santen Pharmaceutical Co. Ltd  (Japan)           24,000      452,492       30,000       565,615        7,000      131,977
Warner-Lambert Co.                               44,200    5,964,238       44,100     5,950,744        8,600    1,160,463
Yamanouchi Pharmaceutical Co., Ltd.
(Japan)                                          38,000      940,532       41,000     1,014,784       11,000      272,259
                                                       -------------               ------------              ------------
                                                          46,905,063                 48,034,700                 9,015,675

Photography                                                      0.8%                       0.8%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Canon, Inc.  (Japan)                            102,000    2,990,532      124,000     3,635,549       30,000      879,568
Fuji Photo Film Co. (Japan)                      34,000    1,406,313       42,000     1,737,210       10,000      413,621
Polaroid Corp.                                  108,500    5,553,844      110,600     5,661,338       21,800    1,115,888
                                                       -------------               ------------              ------------
                                                           9,950,689                 11,034,097                 2,409,077

Publishing                                                       1.1%                       0.9%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. +                    22,200    1,104,450       18,700       930,325        3,300      164,175
Gannett Co., Inc.                                59,800    6,454,663       58,100     6,271,169       11,300    1,219,694
Times Mirror Co. Class A                        114,800    6,306,825      119,500     6,565,031       22,000    1,208,625
                                                       -------------               ------------              ------------
                                                          13,865,938                 13,766,525                 2,592,494

Real Estate                                                      1.6%                       1.4%                      0.7%
-------------------------------------------------------------------------------------------------------------------------
Amoy Properties Ltd.  (Hong Kong) (R)           723,500      790,123      829,000       905,338      204,000      222,785
Beacon Properties Corp. (R)                     180,595    8,273,508      183,992     8,429,134       30,162    1,381,797
Castle & Cooke, Inc. +                           26,633      522,673       26,766       525,283           --           --
Cheung Kong Holdings Ltd.
(Hong Kong) (R)                                 174,000    1,956,446      208,000     2,338,740       52,000      584,685
Equity Office Properties Trust (R)                   --           --           --            --        2,400       81,450
Equity Residential Properties Trust (R)         124,800    6,809,400      140,200     7,649,663       26,300    1,434,994
                                                       -------------               ------------              ------------
                                                          18,352,150                 19,848,158                 3,705,711

Recreation                                                       0.1%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc. +                      34,300      638,838       28,900       538,263        4,200       78,225

Retail                                                          5.2%                       4.1%                      2.4%
-------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores +                           12,300      403,594       10,400       341,250        1,800       59,063
Braun's Fashions Corp. +                         37,400      532,950       31,500       448,875        5,500       78,375
CVS Corp.                                       105,724    6,013,053      101,932     5,797,383       17,847    1,015,048
Consolidated Stores Corp. +                      60,275    2,524,016       57,700     2,416,188       15,375      643,828
Cost Plus, Inc. +                                26,600      771,400       22,400       649,600        4,000      116,000
Costco Companies, Inc. +                         98,600    3,709,825       94,600     3,559,325       20,100      756,263
Cycle & Carriage Ltd.  (Singapore)               39,000      236,016       48,000       290,481       12,000       72,620
Dayton Hudson Corp.                              57,200    3,428,425       59,000     3,536,313       11,000      659,313
Dixons Group PLC  (United Kingdom)               48,000      494,976       62,700       646,562       15,700      161,898
Hot Topic, Inc. +                                22,900      458,000       19,200       384,000        3,500       70,000
Il Fornaio (America) Corp. +                      4,000       61,000        3,300        50,325          600        9,150
Ito-Yokado Co., Ltd.  (Japan)                    30,000    1,629,569       37,000     2,009,801        9,000      488,871
Kmart Corp.                                     576,500    8,071,000      588,100     8,233,400      109,800    1,537,200
Linens 'N Things, Inc. +                         37,600    1,259,600       31,600     1,058,600        5,600      187,600
Mazel Stores Inc. +                              18,000      445,500       15,200       376,200        2,600       64,350
Officemax, Inc. +                               433,300    6,580,744      491,000     7,457,063       93,100    1,413,956
Petco Animal Supplies, Inc. +                    14,100      442,388       11,800       370,225        2,000       62,750
Piercing Pagoda, Inc. +                          36,000    1,143,000       30,300       962,025        5,100      161,925
Rexall Sundown, Inc. +                           57,100    2,605,188       48,100     2,194,563        8,800      401,500
Safeway, Inc.                                    57,400    3,121,125       58,800     3,197,250       11,800      641,625
The Men's Wearhouse, Inc. +                      39,600    1,475,100       33,450     1,246,013        5,800      216,050
The North Face, Inc. +                           68,400    1,838,250       57,500     1,545,313       10,000      268,750
TJX Cos., Inc. (The)                             89,400    2,732,288       85,600     2,616,150       18,800      574,575
Vendex International N.V. (Netherlands)          26,300    1,564,529       34,300     2,040,432        7,580      450,918
Walgreen Co.                                    100,300    2,570,188       99,300     2,544,563       18,800      481,750
Wal-Mart Stores, Inc.                           150,700    5,519,388      156,700     5,739,138       29,500    1,080,438
Wolverine World Wide, Inc.                       53,520    1,351,380       45,887     1,158,647        8,302      209,626
                                                       -------------               ------------              ------------
                                                          60,982,492                 60,869,685                11,883,442

Specialty Consumer Products                                      0.2%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Action Performance Cos., Inc. +                  40,400    1,176,650       34,000       990,250        6,000      174,750
Guitar Center, Inc. +                            40,200      994,950       33,900       839,025        6,000      148,500
                                                       -------------               ------------              ------------
                                                           2,171,600                  1,829,275                   323,250

Telecommunications                                               2.4%                       2.1%                      1.4%
-------------------------------------------------------------------------------------------------------------------------
Black Box Corp. +                                44,600    1,951,250       37,550     1,642,813        6,600      288,750
Brightpoint, Inc. +                              36,500    1,692,688       30,775     1,427,191        5,225      242,309
CellNet Data Systems, Inc. +                      1,000       12,563        3,200        40,200          800       10,050
Deutsche Telekom AG  (Germany)                  120,939    2,348,730      139,419     2,707,626       34,100      662,249
Deutsche Telekom AG ADR (Germany)                16,400      312,625       19,900       379,344        5,800      110,563
Globecomm Systems, Inc. +                        28,600      500,500       24,100       421,750        4,200       73,500
Intermedia Communications, Inc. +                25,600    1,201,600       22,100     1,037,319        4,200      197,138
Lucent Technologies, Inc.                        40,400    3,287,550       40,300     3,279,413        7,900      642,863
Natural Microsystems Corp. +                      8,200      311,600        7,400       281,200        1,300       49,400
NEXTEL Communications, Inc. 144A [DBL. DAGGER]    1,177       32,287        3,819       104,760        1,819       49,897
Northern Telecom Ltd.  (Canada) +                19,500    2,036,839       24,100     2,517,324        5,700      595,384
Omtool, Ltd. +                                   54,500      728,938       45,900       613,913        8,200      109,675
Oy Nokia AB Class A (Finland)                    17,450    1,665,847       22,655     2,162,738        5,400      515,506
PT Telekomunikasi (Indonesia)                   173,500      192,927      219,500       244,077       54,500       60,602
Portugal Telecom S.A.  (Portugal)                54,279    2,361,471       73,611     3,202,532       16,970      738,300
Powerwave Technologies, Inc. +                   21,800      844,750       18,300       709,125        3,200      124,000
Premisys Communications, Inc. +                  41,800    1,063,288       35,200       895,400        6,100      155,169
RF Micro Devices, Inc. +                         15,700      292,413       13,500       251,438        2,100       39,113
Telefonaktiebolaget LM Ericsson Class B
(Sweden)                                         33,680    1,620,856       44,630     2,147,826        9,650      464,408
Tellabs, Inc. +                                  54,700    2,817,050       54,600     2,811,900       10,700      551,050
Vodafone Group PLC (United Kingdom)             520,334    2,792,173      667,646     3,582,666      161,249      865,281
Winstar Communications Inc.                      25,900      496,956       21,600       414,450        3,900       74,831
                                                       -------------               ------------              ------------
                                                          28,564,901                 30,875,005                 6,620,038

Transportation                                                   2.0%                       1.7%                      1.0%
-------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc.  (Canada)                        2,100       42,578        2,500        50,688          700       14,193
Burlington Northern Santa Fe Corp. +             66,000    6,377,250       69,000     6,667,125       13,000    1,256,125
Delta Air Lines, Inc.                            72,500    6,828,594       73,900     6,960,456       12,700    1,196,181
Expeditors International of
Washington, Inc.                                 66,720    2,793,900       56,120     2,350,025        9,740      407,863
K.L.M.-Royal Dutch Airlines (Netherlands)        26,600      931,992       33,000     1,156,231        8,100      283,802
Norfolk Southern Corp.                           56,300    5,812,975       58,000     5,988,500       11,000    1,135,750
Swire Pacific Ltd. Class A,  (Hong Kong)         71,500      547,512      102,300       783,363       21,800      166,934
Yamato Transport Co. Ltd.  (Japan)               65,000      799,004       77,000       946,512       20,000      245,847
                                                       -------------               ------------              ------------
                                                          24,133,805                 24,902,900                 4,706,695

Utilities                                                        2.0%                       1.7%                      1.0%
-------------------------------------------------------------------------------------------------------------------------
Electricidade de Portugal S.A. (Portugal)        10,600      182,575       13,900       239,415        3,500       60,284
Hong Kong Electric Holdings Ltd.
(Hong Kong)                                      89,500      333,131       94,000       349,880       23,000       85,609
Kurita Water Industries Ltd.  (Japan)            42,000      840,698       53,000     1,060,881       11,000      220,183
Philippine Long Distance Telephone Co.
ADR (Philippines)                                 3,200       86,800        4,000       108,500        1,000       27,125
Scottish Power PLC  (United Kingdom)            273,774    2,119,579      361,340     2,797,522       73,749      570,970
Sprint Corp.                                    220,700   11,035,000      226,900    11,345,000       39,900    1,995,000
US West, Communications Inc.                    162,000    6,237,000      165,100     6,356,350       29,700    1,143,450
Veba (Vereinigte Elektrizitaets
Bergwerks) AG (Germany)                          37,400    2,192,817       48,514     2,844,447       12,649      741,629
                                                       -------------               ------------              ------------
                                                          23,027,600                 25,101,995                 4,844,250

Total Common Stocks
(cost $716,738,837, $733,533,882
and $144,499,523)                                       $912,469,922               $937,309,985              $186,577,284
-------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                     BALANCED                  CONSERVATIVE

                                                              4.5%                         9.1%                       12.0%
FOREIGN GOVERNMENT                            Principal                   Principal                    Principal
BONDS AND NOTES *                              Amount        Value         Amount         Value         Amount        Value
-----------------------------------------------------------------------------------------------------------------------------
AUD  Australia (Government of)
     bonds Ser. 206, 10s, 2006                1,865,000   $1,696,500      4,855,000    $4,416,359      1,400,000   $1,273,512
AUD  Australia (Government of)
     bonds Ser. 705, 7 1/2s, 2005                    --           --             --            --      2,410,000    1,907,301
AUD  Australia (Government of)
     bonds Ser. 1106, 6 3/4s, 2006                   --           --             --            --      1,625,000    1,232,409
USD  Bank of Foreign Economic Affairs
     of Russia (Vnesheconombank)
     principal loan FRN Libor plus
     13/16s, 2020 +##+++                      1,623,000    1,209,135      4,176,000     3,111,120      2,329,000    1,735,105
CAD  Canada (Government of) bonds
Ser. WB60, 7 1/4s, 2007                              --           --             --            --      2,235,000    1,793,988
CAD  Canada (Government of) bonds
Ser. WE00, 5 1/2s, 2002                       5,265,000    3,858,967     13,545,000     9,927,769      5,545,000    4,064,192
DKK  Denmark (Government of)
     bonds 8s, 2006                                  --           --             --            --      4,970,000      846,982
DKK  Denmark (Government of)
     bonds 7s, 2026                           8,665,000    1,286,508     22,508,000     3,341,802     12,449,000    1,848,325
FRF  France Treasury Bill notes
     5 1/2s 2001                                     --           --             --            --     21,600,000    3,764,937
FRF  France Treasury Bill notes
     4 3/4s, 2002                            44,305,000    7,497,701    111,660,000    18,896,308     29,535,000    4,998,231
DEM  Germany (Federal Republic of)
     bonds Ser. 92, 8s, 2002                 13,725,000    8,822,658     33,565,000    21,576,150             --           --
DEM  Germany (Federal Republic of)
     Unity Fund bonds 8s, 2002                5,830,000    3,717,825     15,030,000     9,584,719     14,610,000    9,316,882
DEM  Germany (Federal Republic of )
     bonds Ser. 97, 6 1/2s 2027               2,805,000    1,665,319      7,275,000     4,319,144      3,490,000    2,072,002
DEM  Germany (Federal Republic of)
     bonds Ser. 97, 6s, 2007                  8,015,000    4,710,690     20,745,000    12,192,547             --           --
ITL  Italy (Government of) bonds
     6 1/4s, 2002                         2,005,000,000    1,195,460  5,360,000,000     3,195,843  6,715,000,000    4,003,747
PEN  Peru (Government of) 144A
     Ser. US, 4s 2017                           825,000      551,719      2,104,000     1,407,050        930,000      621,938
CAD  Quebec (Province of) deb.
     Ser. NN, 7 1/8s, 2024                      445,000      437,591      1,470,000     1,445,525      1,960,000    1,927,366
ZAR  South Africa (Republic of) bonds
     Ser. 153, 13s, 2010                      4,482,000      904,106     11,444,000     2,308,476      5,305,000    1,070,121
ESP  Spain (Government of) bonds
     9.4s, 1999                                      --           --             --            --    395,950,000    2,841,032
ESP  Spain (Government of) bonds
     7.9s, 2002                                      --           --             --            --    194,100,000    1,440,220
GBP  United Kingdom Treasury bonds
     7 1/2s 2006                              4,085,000    7,068,926     10,475,000    18,126,561      5,235,000    9,058,954
GBP  United Kingdom Treasury bonds
     7s 2002                                  4,870,000    8,038,648     12,400,000    20,468,015      2,220,000    3,664,435
                                                       -------------                 ------------                ------------
Total Foreign Government Bonds
and Notes (cost $51,030,371,
$130,202,024 and $58,936,977)                            $52,661,753                 $134,317,388                 $59,481,679
-----------------------------------------------------------------------------------------------------------------------------


                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                 3.6%                       7.3%                     14.3%
CORPORATE BONDS                               Principal                 Principal                  Principal
AND NOTES *                                      Amount        Value       Amount         Value       Amount        Value
Advertising                                                      0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising
sr. notes 10 3/4s, 2006                        $225,000     $246,375     $530,000      $580,350      $25,000      $27,375
Lamar Advertising Co. 144A
sr. sub. notes 8 5/8s, 2007                     100,000       99,750      240,000       239,400       75,000       74,813
Lamar Advertising Co. sr. sub. notes
9 5/8s, 2006                                    275,000      289,438      720,000       757,800      225,000      236,813
Outdoor Communications Inc.
sr. sub. notes 9 1/4s, 2007                      15,000       14,906       40,000        39,750       10,000        9,938
Outdoor Systems, Inc. company
guaranty 8 7/8s, 2007                           125,000      127,500      200,000       204,000      225,000      229,500
Outdoor Systems, Inc. sr. sub. notes
9 3/8s, 2006                                     10,000       10,500       35,000        36,750       10,000       10,500
Universal Outdoor, Inc. sr. sub. notes
9 3/4s, 2006                                    118,000      126,260      292,000       312,440       95,000      101,650
                                                       -------------               ------------              ------------
                                                             914,729                  2,170,490                   690,589

Aerospace and Defense                                            0.1%                       0.1%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. sr. sub. notes
11 3/4s, 2003                                    60,000       66,450      145,000       160,588       50,000       55,375
BE Aerospace sr. notes 9 3/4s, 2003             140,000      147,000      340,000       357,000      100,000      105,000
Howmet Corp. sr. sub. notes
10s, 2003                                       115,000      125,350      280,000       305,200      100,000      109,000
L-3 Communications Corp. 144A
sr. sub. notes 10 3/8s, 2007                     50,000       53,750      135,000       145,125       50,000       53,750
Lockheed Martin Corp. company
 guaranty 7 1/4s, 2006                               --           --           --            --    1,190,000    1,231,948
Raytheon Co notes 6.45s, 2002                   530,000      529,475    1,355,000     1,353,659           --           --
Sequa Corp. bonds 8 3/4s, 2001                   30,000       30,525           --            --           --           --
Sequa Corp. sr. notes 9 5/8s, 1999               10,000       10,350       20,000        20,700       10,000       10,350
Sequa Corp. sr. sub. notes 9 3/8s, 2003              --           --       10,000        10,375           --           --
Tracor, Inc. sr. 144A sub. notes
8 1/2s, 2007                                     10,000       10,250       20,000        20,500       10,000       10,250
                                                       -------------               ------------              ------------
                                                             973,150                  2,373,147                 1,575,673

Agriculture                                                       --%                        --%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
AGCO Corp. sr. sub. notes 8 1/2s, 2006          100,000      104,000      290,000       301,600      100,000      104,000
Potash Corp. of Saskatchewan notes
7 1/8s, 2007 (Cananda)                          155,000      158,038      395,000       402,742      525,000      535,290
Premium Standard Farms, Inc.
sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]        3,799        4,179       15,181        16,700        8,590        9,449
                                                       -------------               ------------              ------------
                                                             266,217                    721,042                   648,739

Apparel                                                           --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Sassco Fashions Ltd. sr. notes
12 3/4s, 2004                                    60,000       63,600      315,000       333,900       50,000       53,000

Automotive                                                        --%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.
sr. sub. notes 12s, 2004                             --           --       12,000        13,380        8,000        8,920
Aftermarket Technology Corp.
sr. sub. notes Ser. D, 12s, 2004                 11,000       12,265       18,000        20,070       12,000       13,380
Exide Corp. sr. notes 10s, 2005                  10,000       10,600       10,000        10,600           --           --
Harvard Industries Inc. sr. notes
11 1/8s, 2005 (In default) +                      5,000        1,900       10,000         3,800       10,000        3,800
Hawk Corp. sr. notes 10 1/4s, 2003                5,000        5,313       10,000        10,625           --           --
Hayes Wheels International, Inc.
144A sr. sub. notes 9 1/8s, 2007                150,000      154,500      355,000       365,650      250,000      257,500
Lear Corp. sub. notes 9 1/2s, 2006              210,000      229,950      275,000       301,125       85,000       93,075
Safety Component International, Inc.
144A sr. sub. notes 10 1/8s, 2007                40,000       41,400      120,000       124,200       35,000       36,225
                                                       -------------               ------------              ------------
                                                             455,928                    849,450                   412,900

Basic Industrial Products                                         --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Astor Corp. 144A sr. sub. notes
10 1/2s, 2006                                    25,000       26,500       70,000        74,200       20,000       21,200
Clark-Schwebel sr. notes 10 1/2s, 2006          110,000      119,900      290,000       316,100      100,000      109,000
                                                       -------------               ------------              ------------
                                                             146,400                    390,300                   130,200

Biotechnology                                                     --%                        --%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Millipore Corp. notes 7.2s, 2002                160,000      163,878      425,000       435,302      595,000      609,423

Broadcasting                                                     0.3%                       0.6%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Acme Television/Finance 144A
sr. disc. notes stepped-coupon zero %
(10 7/8s, 9/30/00), 2004 ++                      55,000       40,288      140,000       102,550       40,000       29,300
American Radio Systems Corp.
company guaranty 9s, 2006                         5,000        5,300       10,000        10,600       10,000       10,600
American Telecasting, Inc. sr. disc.
notes stepped-coupon zero %
(14 1/2s, 6/15/99), 2004 ++                     325,000      120,250    1,000,000       370,000      265,000       98,050
Argyle Television Corp. sr. sub. notes
9 3/4s, 2005                                    230,000      249,550      580,000       629,300      190,000      206,150
Azteca Holdings 144A sr. notes 11s,
2002 (Mexico)                                    40,000       42,100      100,000       105,250       25,000       26,313
Benedek Communications Corp.
sr. disc. notes stepped-coupon zero %
(13 1/4s, 5/15/01), 2006 ++                     100,000       70,500      200,000       141,000       75,000       52,875
Capstar Broadcasting sr. disc. notes
stepped-coupon zero %
(12 3/4s, 2/1/02), 2009 ++                      175,000      119,875      465,000       318,525      155,000      106,175
Capstar Broadcasting 144A sr. sub. notes
9 1/4s, 2007                                         --           --      115,000       117,875           --           --
Central European Media Enterprises Ltd.
sr. notes 9 3/8s, 2004                           20,000       20,050       60,000        60,150       20,000       20,050
Chancellor Radio Broadcasting Corp.
sr. sub. notes 9 3/8s, 2004                          --           --        5,000         5,200        5,000        5,200
Citadel Broadcasting Co. sr. notes
10 1/4s, 2007                                        --           --        4,370         4,698           --           --
Citadel Broadcasting Co. 144A
sr. sub. notes 10 1/4s, 2007                     45,000       48,375      120,000       129,000       40,000       43,000
Comcast Corp. sr. sub. 9 1/8s, 2006             170,000      181,900           --            --           --           --
Comcast Corp. sr. sub. notes 9 1/2s, 2008            --           --           --            --       50,000       53,750
Comcast UK Cable, Ltd. deb.
stepped-coupon zero % (11.2s,
11/15/00), 2007 (Bermuda) ++                    150,000      117,750      400,000       314,000      130,000      102,050
Commodore Media, Inc. sr. sub. notes
stepped-coupon 7 1/2s,
(13 1/4s, 5/1/98), 2003 ++                      220,000      242,000      555,000       610,500      180,000      198,000
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(10 3/4s, 2/15/02), 2007
(United Kingdom) ++                             195,000      126,994      510,000       332,138           --           --
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(11 3/4s, 12/15/00), 2005
(United Kingdom) ++                             150,000      112,313      440,000       329,450      145,000      108,569
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(13 1/4s, 9/30/99), 2004
(United Kingdom) ++                                  --           --      200,000       175,000           --           --
Fox/Liberty Networks LLC 144A
sr. notes 8 7/8s, 2007                          140,000      140,875      360,000       362,250      120,000      120,750
Gray Communications Systems, Inc.
sr. sub. notes 10 5/8s, 2006                     10,000       10,750       35,000        37,625       10,000       10,750
Jacor Communications, Inc.
company guaranty 9 3/4s, 2006                     5,000        5,350       10,000        10,700        5,000        5,350
Jacor Communications, Inc. sr. sub. notes
10 1/8s, 2006                                   110,000      119,350      285,000       309,225      100,000      108,500
Marcus Cable Co. (L.P.) sr. sub. disc. notes
stepped-coupon zero %
(13 1/2s, 8/1/99), 2004 ++                      170,000      153,213      430,000       387,538      140,000      126,175
Paxson Communications Corp. 144A
sr. sub. notes 11 5/8s, 2002                     10,000       10,950       10,000        10,950        5,000        5,475
Pegasus Media & Communications notes
Ser. B, 12 1/2s, 2005                                --           --      200,000       223,500      100,000      111,750
Petracom Holdings, Inc. notes
stepped-coupon zero %
(17 1/2s, 8/1/98), 2003 ++                      150,000      144,000      414,000       397,440      165,000      158,400
Radio One Inc. 144A sr. sub. notes
stepped-coupon 7s, (12s, 5/1/00),
2004 ++                                           5,000        4,800       10,000         9,600       10,000        9,600
Rogers Cablesystems Ltd. deb. 10 1/8s,
2012 (Canada)                                        --           --      400,000       435,000           --           --
Rogers Cablesystems Ltd. notes 11s, 2015
(Canada)                                        150,000      171,750           --            --       50,000       57,250
SFX Broadcasting, Inc. sr. sub. notes
Ser. B, 10 3/4s, 2006                           295,000      321,550      515,000       561,350      160,000      174,400
Sinclair Broadcasting Group sr. sub.
notes 10s, 2005                                 220,000      231,000      550,000       577,500      190,000      199,500
Spanish Broadcasting sr. notes Ser. B,
11s, 2004                                        65,000       71,013      170,000       185,725       60,000       65,550
Sullivan Broadcasting sr. sub. notes
10 1/4s, 2005                                   225,000      236,250      590,000       619,500      200,000      210,000
TCI Communications Inc deb. 8 3/4s, 2015             --           --      500,000       549,505           --           --
TCI Satellite Entertainment 144A
sr. sub. notes 10 7/8s, 2007                     45,000       47,250      145,000       152,250       35,000       36,750
Young Broadcasting, Inc. company guaranty
Ser. B, 9s, 2006                                  5,000        5,013        5,000         5,013       10,000       10,025
                                                       -------------               ------------              ------------
                                                           3,170,359                  8,589,907                 2,470,307

Building and Construction                                        0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Atrium Companies Inc. 144A
sr. sub. notes 10 1/2s, 2006                     10,000       10,400       15,000        15,600           --           --
Cemex S.A. 144A bonds 12 3/4s,
2006 (Mexico)                                     5,000        6,038       10,000        12,075       10,000       12,075
Cia Latino Americana 144A company
guaranty 11 5/8s, 2004 (Argentina)               25,000       26,438       75,000        79,313       25,000       26,438
Continental Homes Holding Corp.
sr. notes 10s, 2006                             120,000      126,600      290,000       305,950      100,000      105,500
Consumers International 144A
sr. notes 10 1/4s, 2005                          10,000       10,900        5,000         5,450        5,000        5,450
GS Superhighway Holdings 144A
sr. notes 10 1/4s, 2007                         100,000      100,250      200,000       200,500           --           --
M.D.C. Holdings, Inc. notes Ser. B,
11 1/8s, 2003                                    75,000       82,125      200,000       219,000       75,000       82,125
Presley Cos. sr. notes 12 1/2s, 2001             40,000       38,000      110,000       104,500           --           --
Terex Corp. sr. notes Ser. B, 13 1/4s, 2002      70,000       80,500      184,000       211,600       60,000       69,000
Triangle Pacific Corp. sr. notes
10 1/2s, 2003                                   100,000      106,500      350,000       372,750      125,000      133,125
Waxman Industries Inc. sr. notes
stepped-coupon Ser. B, zero %
(12 3/4s, 6/1/99), 2004 ++                       10,000        8,700       10,000         8,700       10,000        8,700
                                                       -------------               ------------              ------------
                                                             596,451                  1,535,438                   442,413

Business Equipment and Services                                   --%                       0.1%                       --%
-------------------------------------------------------------------------------------------------------------------------
Axiohm Transactions Solutions 144A
sr. sub. notes 9 3/4s, 2007                      40,000       40,500      120,000       121,500       15,000       15,188
Coleman Escrow Corp. 144A
sr. disc. notes zero %, 2001                     35,000       21,088       90,000        54,225       30,000       18,075
Iron Mountain, Inc. med. term notes
company guaranty 10 1/8s, 2006                   50,000       54,000       50,000        54,000       15,000       16,200
Pierce Leahy Corp. sr. sub. notes
144A 11 1/8s, 2006                              207,000      232,875      410,000       461,250      106,000      119,250
United Stationer Supply, Inc. sr. sub.
notes
12 3/4s, 2005                                    10,000       11,350        5,000         5,675       10,000       11,350
Williams Scotsman Inc. 144A sr.notes
9 7/8s, 2007                                     40,000       40,300      115,000       115,863       40,000       40,300
                                                       -------------               ------------              ------------
                                                             400,113                    812,513                   220,363

Cable Television                                                 0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. sr. notes
9 1/2s, 2004 [2 DBL. DAGGERS]                   160,475      158,068      375,000       369,375           --           --
Adelphia Communications Corp. sr. notes
Ser. B, 10 1/4s, 2000                            10,000       10,500       20,000        21,000       10,000       10,500
Antenna TV S.A. 144A sr. notes 9s,
2007 (Greece)                                    35,000       35,175       90,000        90,450       30,000       30,150
Cablevision Systems Corp. sr. sub. deb.
9 7/8s, 2023                                     10,000       10,800       10,000        10,800       10,000       10,800
Cablevision Systems Corp. sr. sub. notes
9 7/8s, 2013                                         --           --      100,000       108,000           --           --
Cablevision Systems Corp. sr. sub. notes
9 1/4s, 2005                                     10,000       10,450       10,000        10,450       10,000       10,450
Charter Communications International, Inc.
disc. notes stepped-coupon Ser. B, zero %
(14s, 3/15/01), 2007 ++                          10,000        7,550       20,000        15,100       10,000        7,550
Falcon Holdings Group, Inc. sr. sub. notes
11s, 2003 [2 DBL. DAGGERS]                      135,270      140,681      330,561       343,783      114,854      119,448
FrontierVision Holdings LP 144A
sr. disc. notes stepped coupon zero %
(11 7/8s, 9/15/01), 2007 ++                     170,000      115,600      400,000       272,000      100,000       68,000
Jones Intercable, Inc. sr. sub. deb.
10 1/2s, 2008                                   160,000      175,200      415,000       454,425      140,000      153,300
UIH Australia/Pacific, Inc. sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 5/15/01), 2006 (Australia) ++             210,000      150,675      610,000       437,675      200,000      143,500
                                                       -------------               ------------              ------------
                                                             814,699                  2,133,058                   553,698

Cellular Communications                                          0.1%                       0.2%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
AirTouch Communications, Inc. notes
7 1/8s, 2001                                    190,000      194,155      465,000       475,170      625,000      638,669
Cellular, Inc. sr. sub. disc. notes
stepped-coupon zero %
(11 3/4s, 9/1/98), 2003 ++                       50,000       49,500      150,000       148,500       50,000       49,500
Centennial Cellular Corp. sr. notes
10 1/8s, 2005                                   145,000      155,513      350,000       375,375       60,000       64,350
Centennial Cellular Corp. sr. notes
8 7/8s, 2001                                     50,000       50,750      135,000       137,025       50,000       50,750
Comcast Cellular 144A sr. notes
9 1/2s, 2007                                    140,000      146,300      365,000       381,425      125,000      130,625
Interact Systems, Inc. 144A
stepped-coupon zero % (14s, 8/1/99),
2003 ++                                         100,000       40,000      300,000       120,000       90,000       36,000
Millicom International Cellular S.A. sr.
disc. notes stepped-coupon zero % (13 1/2s,
6/1/01), 2006 (Luxembourg) ++                   245,000      189,875      620,000       480,500      205,000      158,875
Pratama Datakom Asia BV 144A company
guaranty 12 3/4s, 2005 (Indonesia)               45,000       43,088      110,000       105,325       35,000       33,513
                                                       -------------               ------------              ------------
                                                             869,181                  2,223,320                 1,162,282

Chemicals                                                        0.1%                       0.1%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp. sr. notes
10s, 2006                                            --           --      225,000       240,750      150,000      160,500
Harris Chemical Corp. sr. sub. notes
10 3/4s, 2003                                   115,000      118,738      300,000       309,750      100,000      103,250
Huntsman Corp. 144A sr. sub. notes FRN
9.187s, 2007                                    120,000      124,500      300,000       311,250      100,000      103,750
NL Industries, Inc. sr. notes stepped-
coupon zero % (13s, 10/15/98), 2005 ++          100,000       97,250      250,000       243,125       75,000       72,938
Sociedad Quimica Y Minera de Chile S.A.
144A bonds 7.7s, 2006 (Chile)                    55,000       57,819      160,000       168,200      170,000      178,713
Sovereign Specialty Chemical 144A
sr. sub. notes 9 1/2s, 2007                      50,000       51,000      130,000       132,600       40,000       40,800
Sterling Chemicals Holdings sr. disc.
notes stepped-coupon zero %
(13 1/2s, 8/15/01), 2008 ++                     100,000       70,500      270,000       190,350      100,000       70,500
Sterling Chemicals Inc. sr. sub. notes
Ser. A, 11 1/4s, 2007                                --           --           --            --       80,000       87,400
Trikem S.A. 144A bonds 10 5/8s,
2007 (Brazil)                                    40,000       40,250      125,000       125,781       40,000       40,250
Union Carbide Global Enterprises
sr. sub. notes Ser. B, 12s, 2005                 80,000       91,100      210,000       239,137       90,000      102,488
                                                       -------------               ------------              ------------
                                                             651,157                  1,960,943                   960,589

Computer Services and Software                                    --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
DecisionOne Corp. sr. sub. notes
9 3/4s, 2007                                     20,000       20,900       65,000        67,925       20,000       20,900

Conglomerates                                                     --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Axia, Inc. sr. sub. notes Ser. B, 11s,
2001                                             40,000       41,600           --            --           --           --
MacAndrews & Forbes Holdings, Inc.
sub. deb. notes 13s, 1999                       104,000      104,390      172,000       172,645        5,000        5,019
                                                       -------------               ------------              ------------
                                                             145,990                    172,645                     5,019

Consumer Durable Goods                                            --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Icon Fitness Corp. sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 11/15/01), 2006 ++                         90,000       53,100      215,000       126,850       95,000       56,050
Remington Products Co. LLC sr. sub.
notes Ser. B, 11s, 2006                          65,000       54,600      155,000       130,200       45,000       37,800
Selmer Co., Inc. sr. sub. notes 11s, 2005       160,000      174,400      250,000       272,500       25,000       27,250
                                                       -------------               ------------              ------------
                                                             282,100                    529,550                   121,100

Consumer Non Durables                                             --%                        --%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Foamex L.P. 144A sr. sub. notes
9 7/8s, 2007                                     35,000       36,225       95,000        98,325       30,000       31,050
Guess Jeans, Inc. sr. sub. notes 9 1/2s,
2003                                             10,000       10,325       10,000        10,325        5,000        5,163
RJR Nabisco, Inc. notes 8 3/4s, 2005             75,000       79,285      185,000       195,569      270,000      285,425
Twin Laboratories, Inc. company guaranty
10 1/4s, 2006                                   200,000      217,000      250,000       271,250           --           --
                                                       -------------               ------------              ------------
                                                             342,835                    575,469                   321,638

Consumer Products                                                0.1%                       0.1%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
French Fragrances, Inc. sr. notes Ser.
B.,10 3/8s, 2007                                 30,000       31,200       85,000        88,400       30,000       31,200
Hedstrom Corp. 144A sr. sub. notes
10s, 2007                                        35,000       35,700       90,000        91,800       30,000       30,600
Philip Morris Cos., Inc. deb. 7 3/4s, 2027      195,000      199,881      325,000       333,135      370,000      379,261
Philip Morris Cos., Inc. notes 7 1/2s, 2002     260,000      268,174      685,000       706,536      915,000      943,768
Revlon Worldwide Corp. sr. disc. notes
Ser. B, zero %, 2001                             50,000       36,375      145,000       105,488           --           --
                                                       -------------               ------------              ------------
                                                             571,330                  1,325,359                 1,384,829

Consumer Services                                                 --%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Act III Theatres, Inc. sr. sub. notes
11 7/8s, 2003                                        --           --           --            --      135,000      144,450
Century Communications Corp. sr. notes
9 1/2s, 2005                                         --           --      290,000       303,413       50,000       52,313
Coinmach Corp. sr. notes Ser. B,
11 3/4s, 2005                                    10,000       11,075       10,000        11,075        4,000        4,430
FRD Acquisition Co. sr. notes Ser. B,
12 1/2s, 2004                                    75,000       80,250      200,000       214,000       75,000       80,250
Host Marriott Travel Plaza sr. notes Ser.
B, 9 1/2s, 2005                                 115,000      121,613      295,000       311,963      100,000      105,750
Metrocall, Inc. sr. sub. notes 10 3/8s,
2007                                             70,000       70,175           --            --       60,000       60,150
Viasystems Inc. 144A sr. sub. notes
9 3/4s, 2007                                     10,000       10,400       10,000        10,400        5,000        5,200
                                                       -------------               ------------              ------------
                                                             293,513                    850,851                   452,543

Electronics and Electrical Equipment                            0.1%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. 144A sr. sub. notes
8 5/8s, 2007                                     30,000       30,075       80,000        80,200       20,000       20,050
Celestica International Ltd. 144A
sr. sub. notes 10 1/2s, 2006 (Canada)            30,000       32,438       85,000        91,906       30,000       32,438
Cirent Semiconductor 144A sr. sub. notes
10.14s, 2004                                     35,388       36,185      101,042       103,316           --           --
Cirent Semiconductor sr. sub. notes
10.22s, 2002                                     33,345       34,054       95,209        97,232       32,458       33,148
DII Group, Inc. 144A sr. sub. notes
8 1/2s, 2007                                     40,000       40,050      110,000       110,138       40,000       40,050
Dobson Communications Corp. 144A
11 3/4s, 2007                                    90,000       89,438      255,000       253,406           --           --
Fairchild Semiconductor Corp. 144A
sr. sub. notes 11.74s, 2008                      70,000       70,700      190,000       191,900       65,000       65,650
Fairchild Semiconductor Corp. sr. sub.
notes 10 1/8s, 2007                              65,000       69,713      200,000       214,500       50,000       53,625
HCC Industries, Inc. 144A sr. sub. notes
10 3/4s, 2007                                    40,000       42,400      110,000       116,600       40,000       42,400
International Semi-Tech. Corp. sr. secd.
disc. notes stepped-coupon zero %
(11 1/2s,8/15/00), 2003 (Canada) ++             120,000       75,000      316,000       197,500      160,000      100,000
Moog, Inc. sr. sub. notes Ser. B, 10s, 2006      20,000       21,200       60,000        63,600       20,000       21,200
Motors and Gears, Inc. sr. notes Ser. B,
10 3/4s, 2006                                    50,000       53,500      145,000       155,150       50,000       53,500
Wavetek Corp. 144A sr. sub. notes
10 1/8s, 2007                                    25,000       26,000       60,000        62,400       20,000       20,800
                                                       -------------               ------------              ------------
                                                             620,753                  1,737,848                   482,861

Energy-Related                                                    --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
AES Corp. sr. sub. notes 8 3/8s, 2007            60,000       60,150      160,000       160,400       50,000       50,125
Panda Global Energy Co. 144A sr. notes
12 1/2s, 2004                                    10,000        9,750       10,000         9,750        5,000        4,875
                                                       -------------               ------------              ------------
                                                              69,900                    170,150                    55,000

Entertainment                                                    0.1%                       0.3%                      0.6%
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
9 1/2s, 2009                                    305,000      308,050      285,000       287,850      100,000      101,000
Cinemark USA, Inc. notes 9 5/8s, 2008           170,000      174,888      440,000       452,650      145,000      149,169
Isle of Capri Black Hawk LLC 144A
1st mortgage 13s, 2004                           30,000       30,300       80,000        80,800       30,000       30,300
Premier Parks, Inc. sr. notes Ser. A,
12s, 2003                                       105,000      116,813      270,000       300,375       90,000      100,125
Six Flags Corp. sr. sub. notes
stepped-coupon zero %
(12 1/4s, 6/15/98), 2005 ++                     120,000      125,100      290,000       302,325      230,000      239,775
Time Warner Entertainment sr. notes
8 3/8s, 2033                                    195,000      209,237      495,000       531,140           --           --
Time Warner Entertainment Inc. notes
8 7/8s, 2012                                    225,000      256,856      400,000       456,632      580,000      662,116
Time Warner Entertainment Inc. deb.
7 1/4s, 2008                                     65,000       66,056      435,000       442,064    1,340,000    1,361,762
Trump A.C. 1st mtge. 11 1/4s, 2006              155,000      150,350      375,000       363,750       75,000       72,750
Viacom International, Inc. sub. deb.
8s, 2006                                        295,000      294,263      735,000       733,163      100,000       99,750
                                                       -------------               ------------              ------------
                                                           1,731,913                  3,950,749                 2,816,747

Environmental Control                                             --%                       0.1%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 144A
sr. disc. notes stepped-coupon
zero % (11.3s, 6/1/02), 2007 ++                 145,000       98,238      380,000       257,450      130,000       88,075
Allied Waste Industries, Inc.
company guaranty 10 1/4s, 2006                   75,000       82,125      195,000       213,525           --           --
WMX Technologies Inc. notes 7.1s, 2026          300,000      312,618      685,000       713,811    1,010,000    1,052,481
                                                       -------------               ------------              ------------
                                                             492,981                  1,184,786                 1,140,556

Food and Beverages                                                --%                       0.1%                       --%
-------------------------------------------------------------------------------------------------------------------------
Ameriserve Food Co. 144A sr. sub. notes
10 1/8s, 2007                                    35,000       36,400       90,000        93,600       30,000       31,200
Canandaigua Wine Co. sr. sub. notes Ser.
C,8 3/4s, 2003                                    5,000        5,075        5,000         5,075        5,000        5,075
Chiquita Brands cv. sr. notes 9 5/8s, 2004      140,000      145,950      350,000       364,875       35,000       36,488
Del Monte Corp. sr. sub. notes Ser. B,
12 1/4s, 2007                                    25,000       27,250       65,000        70,850       25,000       27,250
Fleming Companies, Inc. 144A sr. sub.
notes 10 1/2s, 2004                              60,000       62,100      170,000       175,950       50,000       51,750
MBW Foods, Inc. 144A sr. sub. notes
9 7/8s, 2007                                     20,000       20,700       60,000        62,100       20,000       20,700
Mafco, Inc. sr. sub. notes 11 7/8s, 2002         10,000       10,650           --            --       10,000       10,650
Southern Foods Group 144A sr. sub. notes
9 7/8s, 2007                                     30,000       31,050       70,000        72,450       20,000       20,700
Stater Brothers Holdings 144A
sr. sub. notes 9s, 2004                         100,000      102,500      420,000       430,500      255,000      261,375
Stater Brothers sr. notes 11s, 2001               5,000        5,500       10,000        11,000       10,000       11,000
                                                       -------------               ------------              ------------
                                                             447,175                  1,286,400                   476,188

Health Care                                                      0.1%                       0.2%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
Genesis Eldercare 144A sr. sub. notes
9s, 2007                                         60,000       59,700      160,000       159,200       50,000       49,750
Genesis Health Ventures, Inc. sr. sub.
notes 9 1/4s, 2006                               20,000       20,450       65,000        66,463       20,000       20,450
IMED Corp. sr. sub. notes 9 3/4s, 2006          100,000      103,000      265,000       272,950      115,000      118,450
Integrated Health Services, Inc. 144A
sr. sub. notes 9 1/2s, 2007                     100,000      102,500      215,000       220,375       70,000       71,750
Integrated Health Services, Inc. 144A
sr. sub. notes 9 1/4s, 2008                     110,000      111,650      275,000       279,125       85,000       86,275
Manor Care, Inc. sr. notes 7 1/2s, 2006         190,000      194,651      520,000       532,730      660,000      676,157
Merit Behavioral Care sr. sub. notes
11 1/2s, 2005                                   110,000      122,100      275,000       305,250           --           --
Paracelsus Healthcare sr. sub. notes
10s, 2006                                       150,000      154,875      355,000       366,538      125,000      129,063
Quorum Health Group, Inc. sr. sub. notes
8 3/4s, 2005                                         --           --           --            --      100,000      104,250
Tenet Healthcare Corp. sr. notes 8s, 2005       150,000      153,000           --            --      125,000      127,500
Tenet Healthcare Corp. sr. sub. notes
8 5/8s, 2007                                         --           --      350,000       362,250           --           --
                                                       -------------               ------------              ------------
                                                           1,021,926                  2,564,881                 1,383,645

Insurance and Finance                                           0.7%                       1.4%                      4.4%
-------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
9 1/8s, 2003                                    120,000      122,400      150,000       153,000      100,000      102,000
Abbey National First Capital PLC sub.
notes 7.35s, 2049 (United Kingdom)               90,000       92,060      260,000       265,951      270,000      276,180
Aegon NV sub. notes 8s,
2006 (Netherlands)                              230,000      248,996      665,000       719,922      810,000      876,898
AFC Capital Trust company guaranty
Ser. B, 8.207s, 2027                            140,000      149,752      355,000       379,729      475,000      508,089
Allstate Financing II company guaranty
7.83s, 2045                                      75,000       74,937      200,000       199,832      280,000      279,765
Banponce Financial Corp. med. term note
7 1/8s, 2002                                    205,000      210,195      530,000       543,430      740,000      758,752
Chevy Chase Savings Bank Inc. sub. deb.
9 1/4s, 2005                                    120,000      121,200      300,000       303,000      100,000      101,000
Colonial Capital I 144A company guaranty
8.92s, 2027                                      35,000       36,017       90,000        92,616       30,000       30,872
Conseco Inc. sr. notes 10 1/2s, 2004            275,000      328,226      740,000       883,227    1,050,000    1,253,228
Contifinancial Corp. sr. notes 8 3/8s, 2003     120,000      124,800      305,000       317,200      105,000      109,200
Delta Financial Corp. sr. notes 9 1/2s, 2004     35,000       35,438      105,000       106,313       30,000       30,375
Dime Capital Trust I bank guaranty Ser.
A, 9.33s, 2027                                   35,000       37,818       90,000        97,246       30,000       32,415
Dollar Financial Group Inc. sr. notes
Ser. A, 10 7/8s, 2006                            25,000       27,000       70,000        75,600       25,000       27,000
Federal National Mortgage Ser. E,
6 3/8s 2007                                   1,135,000      833,703    2,840,000     2,086,094           --           --
First Financial Caribbean Corp. sr. notes
7.84s, 2006                                      90,000       93,089      235,000       243,065      340,000      351,669
First Nationwide Holdings sr. notes
12 1/2s, 2003                                        --           --      100,000       112,500           --           --
First Nationwide Holdings sr. sub. notes
10 5/8s, 2003                                   100,000      110,000      255,000       280,500       90,000       99,000
First Nationwide Holdings sr. sub. notes
9 1/8s, 2003                                         --           --           --            --      150,000      156,000
Ford Motor Credit Corp. sr. notes 7s, 2001           --           --           --            --      185,000      189,052
GMAC med. term notes 6.4s, 1999                 420,000      422,503    1,075,000     1,081,407    1,455,000    1,463,672
Greenpoint Bank sr. notes 6.7s, 2002            250,000      249,793      395,000       394,672      530,000      529,560
Greenpoint Capital Trust I 144A
company guaranty 9.1s, 2027                      35,000       36,925       90,000        94,950       30,000       31,650
Imperial Credit Capital Trust I 144A
company guaranty 10 1/4s, 2002                   65,000       66,300      165,000       168,300       55,000       56,100
Imperial Credit Industries, Inc. sr.
notes 9 7/8s, 2007                               40,000       40,400      100,000       101,000       30,000       30,300
Intertek Finance PLC 144A sr. sub. notes
10 1/4s, 2006 (United Kingdom)                   40,000       42,100      115,000       121,038       40,000       42,100
Investors Capital Trust I company
guaranty Ser. B, 9.77s, 2027                         --           --       15,000        15,966           --           --
Korea Developmental Bank notes
7.9s, 2002                                       50,000       51,562      100,000       103,124      100,000      103,124
Lehman Bros Holdings, Inc.
med. term notes 6.4s, 1999                      260,000      260,915      610,000       612,147    1,000,000    1,003,520
Merita Bank Ltd. sub. notes 6 1/2s,
2006 (Finland)                                  295,000      287,333      730,000       711,027    1,060,000    1,032,451
Money Store, Inc. (The) notes 8.05s, 2002       100,000      103,552      260,000       269,235      370,000      383,142
NationsBank Corp. sub. notes
6 1/2s, 2006                                    295,000      291,501      700,000       691,698    1,070,000    1,057,310
North Fork Capital Trust I
company guaranty 8.7s, 2026                      10,000       10,462       15,000        15,692        5,000        5,231
Ocwen Capital Trust I
company guaranty 10 7/8s, 2027                   20,000       21,225       50,000        53,063       15,000       15,919
Ocwen Federal Bank FSB sub. deb.
12s, 2005                                         5,000        5,550       10,000        11,100        5,000        5,550
Ocwen Financial Corp. notes
11 7/8s, 2003                                    10,000       11,300       10,000        11,300       10,000       11,300
Orange Cogen Funding 144A
company guaranty 8.175s, 2022                    75,000       79,763      195,000       207,382      275,000      292,463
Outsourcing Solutions, Inc. sr. sub.
notes Ser. B, 11s, 2006                          25,000       27,750       75,000        83,250       25,000       27,750
Peoples Bank- Bridgeport sub. notes
7.2s, 2006                                      240,000      242,638      565,000       571,209      865,000      874,506
Peoples Heritage Capital Trust
company guaranty Ser. B, 9.06s, 2027                 --           --      165,000       174,864           --           --
Phoenix Home Life Mutual Insurance Co.
144A notes 6.95s, 2006                          210,000      210,210      555,000       555,555      780,000      780,780
Pioneer Americas Acquisition 144A
sr. notes 9 1/4s, 2007                           35,000       34,825       90,000        89,550       30,000       29,850
Polytama International notes 11 1/4s, 2007       60,000       58,350      150,000       145,875       50,000       48,625
Provident Capital Trust
company guaranty 8.6s, 2026                      70,000       71,143      190,000       193,103           --           --
PRT Funding Corp. sr. notes 11 5/8s, 2004        95,000       77,900      225,000       184,500       75,000       61,500
Railcar Leasing LLC 144A sr. notes
6 3/4s, 2006                                    375,956      381,126      972,787       986,163    1,362,841    1,381,581
Reliance Group Holdings, Inc. sr. notes
9s, 2000                                             --           --      145,000       151,664           --           --
Riggs Capital Trust 144A bonds 8 5/8s            35,000       35,936       90,000        92,407       40,000       41,070
Salomon, Inc. sr. notes 7.3s, 2002              230,000      236,362      605,000       621,734      830,000      852,958
Salomon, Inc. sr. notes 7s, 1999                220,000      222,631      575,000       581,877      795,000      804,508
Sampoerna International Finance Co.
144A company guaranty 8 3/8s,
2006 (Indonesia)                                170,000      170,111      480,000       480,312      545,000      545,354
Societe Generale 144A notes 7.85s,
2049 (France)                                   405,000      422,942    1,015,000     1,059,965    1,185,000    1,237,496
Southern Investments Service Co.
sr. notes 6.8s, 2006 (United Kingdom)           585,000      582,836    1,310,000     1,305,153    1,980,000    1,972,674
Sovereign Capital Trust 144A
company guaranty 9s, 2027                        50,000       52,342      130,000       136,089       45,000       47,108
Sparbanken Sverige AB (Swedbank) 144A
sub. 7 1/2s, 2006 (Sweden)                      175,000      180,199      470,000       483,964      660,000      679,609
St. Paul Bancorp sr. notes 7 1/8s, 2004          85,000       85,728      230,000       231,969      315,000      317,696
State Development Bank of China notes
7 3/8s, 2007 (China)                             95,000       96,017      260,000       262,785      355,000      358,802
Travelers Capital Trust II bonds
7 3/4s, 2036                                     95,000       95,155      250,000       250,408      355,000      355,579
Webster Capital Trust I 144A bonds
9.36s, 2027                                       5,000        5,427       20,000        21,706       10,000       10,853
                                                       -------------               ------------              ------------
                                                           7,916,443                 20,186,428                21,673,186

Medical Supplies and Devices                                      --%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Graphic Controls Corp. sr. sub. notes
Ser. A, 12s, 2005                               100,000      112,000      270,000       302,400       90,000      100,800
Urohealth Systems, Inc. 144A sr. sub.
notes 12 1/2s, 2004                              95,000       94,288      240,000       238,200       75,000       74,438
Wright Medical Technology, Inc. Ser. C,
11 3/4s, 2000                                   200,000      205,000      400,000       410,000      100,000      102,500
                                                       -------------               ------------              ------------
                                                             411,288                    950,600                   277,738

Metals and Mining                                                0.1%                       0.2%                      0.4%
-------------------------------------------------------------------------------------------------------------------------
Acindar Industria Argentina de Aceros
S.A. bonds 11 1/4s, 2004 (Argentina)             30,000       32,588       80,000        86,900       25,000       27,156
AK Steel Corp. sr. notes 9 1/8s, 2006            70,000       73,675      180,000       189,450       75,000       78,938
Altos Hornos De Mexico 144A bonds
11 7/8s, 2004 (Mexico)                           35,000       38,938      100,000       111,250       35,000       38,938
Anker Coal Group, Inc. 144A sr. notes
9 3/4s, 2007                                     45,000       45,675      115,000       116,725       35,000       35,525
Armco, Inc. 144A sr. notes 9s, 2007              30,000       30,375       80,000        81,000       20,000       20,250
Continental Global Group sr. notes Ser.
B, 11s, 2007                                     65,000       69,550      170,000       181,900       60,000       64,200
Freeport-McMoRan Copper &
Gold Co., Inc. sr. notes 7 1/2s, 2006           100,000      101,881      240,000       244,514      365,000      371,866
Hylsa S.A. de C.V. 144A bonds
9 1/4s, (Mexico)                                100,000      102,250      250,000       255,625       80,000       81,800
Murrin Holdings 144A sr. notes 9 3/8s,
2007 (Australia)                                 40,000       40,400      100,000       101,000       30,000       30,300
Noranda  Inc. notes 7s, 2005 (Canada)           290,000      291,418      785,000       788,839    1,050,000    1,055,135
Royal Oak Mines, Inc. company guaranty
Ser. B, 11s, 2006 (Canada)                       10,000        9,650       25,000        24,125        5,000        4,825
WCI Steel, Inc. sr. notes Ser. B, 10s,          100,000      105,750      265,000       280,238           --           --
2004
Weirton Steel Co. sr. notes 11 3/8s, 2004       110,000      119,350       50,000        54,250           --           --
                                                       -------------               ------------              ------------
                                                           1,061,500                  2,515,816                 1,808,933

Oil and Gas                                                      0.3%                       0.5%                      1.0%
-------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. 144A sr. notes
Ser. B, 11 1/2s, 2004                            40,000       43,600      110,000       119,900       35,000       38,150
Benton Oil & Gas Co. sr. notes
11 5/8s, 2003                                   100,000      110,000      125,000       137,500           --           --
Coho Energy, Inc. sr. sub. notes 8 7/s, 2007     40,000       39,900      110,000       109,725       30,000       29,925
CIA Naviera Perez Companc S.A.
144A bonds 9s, 2004 (Argentina)                  35,000       36,488       90,000        93,825       30,000       31,275
Chesapeake Energy Corp. sr. notes
10 1/2s, 2002                                   100,000      106,000           --            --           --           --
Chesapeake Energy Corp. sr. notes
9 1/8s, 2006                                    150,000      153,000      125,000       127,500           --           --
Cliffs Drilling Co. company guaranty Ser.
B, 10 1/4s, 2003                                 20,000       21,750       60,000        65,250       20,000       21,750
Columbia Gas System, Inc. notes Ser. E,
7.32s, 2010                                     150,000      153,402      400,000       409,072      500,000      511,340
Columbia Gas System, Inc. notes Ser. B,
6.61s, 2002                                     210,000      211,027      530,000       532,592           --           --
Costilla Energy, Inc. sr. notes 10 1/4s, 2006    15,000       15,413       40,000        41,100       10,000       10,275
Dailey Petroleum Services Corp.
144A company guaranty 9 3/4s, 2007               15,000       15,600       40,000        41,600       15,000       15,600
El Paso Natural Gas Co. deb. 7 1/2s, 2026       105,000      108,594      240,000       248,215      375,000      387,836
Flores & Rucks, Inc. sr. sub. notes
9 3/4s, 2006                                    115,000      122,763      270,000       288,225           --           --
Maxus Energy Corp. global notes
9 7/8s, 2002                                     50,000       52,488      175,000       183,708      175,000      183,708
Maxus Energy Corp. med. term notes
10.83s, 2004                                    110,000      125,709           --            --       90,000      102,853
Maxus Energy Corp. notes 9 1/2s, 2003                --           --      250,000       261,875           --           --
Pacalta Resources Ltd. sr. notes Ser. B,
10 3/4s, 2004 (Canada)                           35,000       36,138       95,000        98,088       30,000       30,975
Parker Drilling Corp. sr. notes Ser. B,
9 3/4s, 2006                                     40,000       42,600      115,000       122,475       40,000       42,600
Petro Geo-Services ASA notes 7 1/2s,
2007 (Norway)                                    95,000       98,165      255,000       263,497      365,000      377,162
Pogo Producing Co. 144A notes
8 3/4s, 2007                                     15,000       15,300       45,000        45,900       15,000       15,300
Pride Petroleum Services, Inc.
9 3/8s, 2007                                     50,000       53,500      135,000       144,450       45,000       48,150
Saga Petroleum ASA deb. 7 1/4s,
2027 (Norway)                                   200,000      198,542      500,000       496,355      575,000      570,808
Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007     35,000       35,175       90,000        90,450       30,000       30,150
Texas Petrochemical Corp. sr. sub. notes
11 1/8s, 2006                                    15,000       16,350       50,000        54,500       15,000       16,350
TransTexas Gas Corp. sr. sub. notes
13 3/4s, 2001                                   163,000      186,635      419,000       479,755      180,000      206,100
Transamerican Energy 144A sr. disc. notes
stepped-coupon zero % (13s 6/01/99),
2002 ++                                         455,000      361,725    1,175,000       934,125      390,000      310,050
Transamerican Energy 144A sr. notes
11 1/2s, 2002                                   285,000      282,863      730,000       724,525      160,000      158,800
Wiser Oil Co. 144A sr. sub. notes
9 1/2s, 2007                                     35,000       33,775       90,000        86,850       30,000       28,950
YPF Sociedad Anonima notes 7 3/4s,
2007 (Argentina)                                565,000      565,661    1,415,000     1,416,656    1,620,000    1,621,895
                                                       -------------               ------------              ------------
                                                           3,242,163                  7,617,713                 4,790,002

Packaging and Containers                                          --%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Huntsman Packaging Corp. 144A sr. sub.
notes 9 1/8s, 2007                               50,000       51,125      125,000       127,813       35,000       35,788
Innova S De R.L. sr. notes 12 7/8s,
2007 (Mexico)                                    80,000       85,800      220,000       235,950       75,000       80,438
Ivex Packaging Corp. sr. sub. notes
12 1/2s, 2002                                   110,000      118,250      275,000       295,625       95,000      102,125
Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004       --           --       50,000        52,500           --           --
Radnor Holdings Inc. sr. notes 10s, 2003          5,000        5,175       10,000        10,350           --           --
Vicap SA. 144A company guaranty 10 1/4s,
2002 (Mexico)                                    60,000       63,750      160,000       170,000       50,000       53,125
                                                       -------------               ------------              ------------
                                                             324,100                    892,238                   271,476

Paper and Forest Products                                        0.1%                       0.1%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
APP International Finance Co. notes
11 3/4s, 2005 (Netherlands)                     110,000      118,388      280,000       301,350      100,000      107,625
Boise Cascade Corp. deb. 7.35s, 2016                 --           --           --            --      260,000      256,688
Buckeye Cellulose Corp. sr. sub. notes
9 1/4s, 2008                                     25,000       26,313       50,000        52,625       25,000       26,313
Domtar, Inc. deb. 9 1/2s, 2016 (Canada)          50,000       53,684      175,000       187,892       70,000       75,157
Domtar, Inc. notes 8 3/4s, 2006 (Canada)         20,000       21,110       70,000        73,885           --           --
Florida Coast Paper LLC 1st mtge. Ser. B,
12 3/4s, 2003                                    95,000      103,313      240,000       261,000       80,000       87,000
Indah Kiat Financial Mauritius 144A
company guaranty 10s, 2007 (Indonesia)               --           --           --            --      125,000      122,188
PT Pabrik Kertas Tjiwi Kimia 144A
company guaranty 10s, 2004 (Indonesia)           95,000       93,100      260,000       254,800       70,000       68,600
Pindo Deli Finance Mauritius Ltd. 144A
company guaranty 10 3/4s, 2007 (India)           90,000       91,800      215,000       219,300       65,000       66,300
Repap New Brunswick sr. notes 10 5/8s,
2005 (Canada)                                    50,000       49,250      100,000        98,500       35,000       34,475
Riverwood International Corp. company
guaranty 10 7/8s, 2008                           10,000        9,975       15,000        14,963        5,000        4,988
Riverwood International Corp. company
guaranty 10 1/4s, 2006                               --           --           --            --      125,000      128,125
Stone Container Corp. sr. notes
11 1/2s, 2004                                    70,000       75,425      170,000       183,175       65,000       70,038
Stone Container Corp. 1st mtge.
10 3/4s, 2002                                        --           --           --            --       10,000       10,600
                                                       -------------               ------------              ------------
                                                             642,358                  1,647,490                 1,058,097

Pharmaceuticals                                                   --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. 144a sr. notes
9 1/4s, 2005                                     60,000       63,000      150,000       157,500       50,000       52,500

Publishing                                                       0.1%                       0.2%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings sr. sub. notes
11 1/2s, 2003                                   170,000      182,325      420,000       450,450       50,000       53,625
Affinity Group Holdings sr. notes 11s, 2007     115,000      123,338      310,000       332,475      180,000      193,050
American Media Operation, Inc.
sr. sub. notes 11 5/8s, 2004                    115,000      125,925      285,000       312,075      100,000      109,500
Garden State Newspapers 144A
sr. sub. notes 8 3/4s, 2009                      60,000       60,450      140,000       141,050       40,000       40,300
Hollinger International Publishing, Inc.
company guaranty 9 1/4s, 2007                    40,000       41,700      110,000       114,675       40,000       41,700
Hollinger International Publishing, Inc.
sr. sub. notes 9 1/4s, 2006                     150,000      156,000           --            --           --           --
Hollinger International Publishing, Inc.
company guaranty 8 5/8s, 2005                    40,000       41,200      110,000       113,300       40,000       41,200
News America Holdings, Inc. deb.
7 3/4s, 2045                                    355,000      345,514      935,000       910,017    1,005,000      978,146
News America Holdings, Inc. deb.
7.7s, 2025                                      265,000      260,005      605,000       593,596      875,000      858,506
Von Hoffman Press Inc. 144A sr. sub.
notes 10 3/8s, 2007                              35,000       37,100       90,000        95,400       30,000       31,800
                                                       -------------               ------------              ------------
                                                           1,373,557                  3,063,038                 2,347,827

Real Estate                                                       --%                       0.1%                      0.3%
-------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc. 144A sr. notes
8 7/8s, 2007 (Canada) (R)                        90,000       92,475      240,000       246,600       75,000       77,063
National Health Investors, Inc. bonds
7.3s, 2007 (R)                                  330,000      337,838      865,000       885,544    1,155,000    1,182,431
Prime Hospitality Corp. sub. notes
9 3/4s, 2007                                     95,000      100,463      255,000       269,663       90,000       95,175
                                                       -------------               ------------              ------------
                                                             530,776                  1,401,807                 1,354,669

Recreation                                                       0.1%                       0.2%                      0.2%
-------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1st mtge. 13 1/4s, 2004        25,000       25,000      150,000       150,000           --           --
Boyd Gaming Corp. 144A sr. sub. notes
9 1/2s, 2007                                         --           --           --            --       25,000       25,500
Casino America, Inc. sr. notes 12 1/2s, 2003     55,000       58,850      160,000       171,200       50,000       53,500
Coast Hotels & Casinos, Inc.
company guaranty Ser. B, 13s, 2002              160,000      180,400      405,000       456,638      135,000      152,213
Colorado Gaming & Entertainment Co.
sr. notes 12s, 2003                              50,000       54,500      275,000       299,750       50,000       54,500
Empress River Casino sr. notes
10 3/4s, 2002                                   100,000      107,500           --            --      125,000      134,375
Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003      75,000       79,500      200,000       212,000           --           --
Harveys Casino Resorts sr. sub. notes
10 5/8s, 2006                                    25,000       27,375       70,000        76,650       20,000       21,900
Hollywood Casino Corp. sr. notes
12 3/4s, 2003                                   150,000      164,250      250,000       273,750      125,000      136,875
Lady Luck Gaming Corp. 1st mtge.
11 7/8s, 2001                                   120,000      119,700      310,000       309,225      105,000      104,738
Mohegan Tribal Gaming 144A
sr. secd. notes 13 1/2s, 2002                    90,000      117,450      235,000       306,675       80,000      104,400
Players International Inc. sr. notes
10 7/8s, 2005                                   250,000      268,750      280,000       301,000       50,000       53,750
Showboat Marina Casino 1st mtge.
Ser. B, 13 1/2s, 2003                           100,000      115,000           --            --       75,000       86,250
                                                       -------------               ------------              ------------
                                                           1,318,275                  2,556,888                   928,001

Retail                                                           0.1%                       0.2%                      0.5%
-------------------------------------------------------------------------------------------------------------------------
Brylane (L.P.) sr. sub. notes 10s, 2003          70,000       74,550      170,000       181,050       60,000       63,900
Federated Department Stores
sr. notes 8 1/2s, 2003                          360,000      390,683      930,000     1,009,264    1,270,000    1,378,242
Jitney-Jungle Stores company guaranty
12s, 2006                                       150,000      169,125      250,000       281,875      100,000      112,750
K mart Corp. deb. 7 3/4s, 2012                   10,000        9,500        5,000         4,750       10,000        9,500
K mart Corp. med. term notes 8s, 2001            10,000        9,977       10,000         9,977           --           --
Ralphs Grocery Co. company guaranty
10.45s, 2004                                     10,000       11,000       10,000        11,000       10,000       11,000
Rite Aid Corp. notes 6.7s, 2001                  95,000       95,603      220,000       221,397      340,000      342,159
Sears Roebuck Acceptance Corp.
med. term notes 6.15s, 2005                      65,000       64,834      185,000       184,528      245,000      244,375
Southland Corp. 1st priority
sr. sub. deb. 5s, 2003                          135,000      114,413      350,000       296,625      115,000       97,463
Specialty Retailers, Inc. company
guaranty Ser. B, 8 1/2s, 2005                    10,000       10,238       15,000        15,356       10,000       10,238
William Carter Co. 144A sr. sub. notes
12s, 2008                                        50,000       53,250      140,000       149,100       50,000       53,250
Windy Hill Pet Food Co. 144A
sr. sub. notes 9 3/4s, 2007                      15,000       15,525       45,000        46,575       15,000       15,525
Zale Corp. 144A sr. notes 8 1/2s, 2007           60,000       60,000      150,000       150,000       50,000       50,000
                                                       -------------               ------------              ------------
                                                           1,078,698                  2,561,497                 2,388,402

Satellite Services                                                --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Echostar Communications Corp.
stepped-coupon zero %
(12 7/8s, 6/01/99), 2004 ++                      50,000       45,250      300,000       271,500       40,000       36,200
Esat Holdings Ltd. 144A sr. notes
stepped-coupon zero %
(12 1/2s, 2/01/02), 2007 (Ireland) ++            75,000       49,125      205,000       134,275       65,000       42,575
Globalstar L.P. Capital 11 3/8s, 2004           100,000      104,000      300,000       312,000       90,000       93,600
                                                       -------------               ------------              ------------
                                                             198,375                    717,775                   172,375

Specialty Consumer Products                                       --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. sr. notes 10 3/8s, 2003            35,000       36,400      100,000       104,000       30,000       31,200
GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007   25,000       25,625       75,000        76,875           --           --
Herff Jones, Inc. sr. sub. notes 11s, 2005      110,000      119,900      285,000       310,650      100,000      109,000
                                                       -------------               ------------              ------------
                                                             181,925                    491,525                   140,200

Technology                                                        --%                        --%                       --%
-------------------------------------------------------------------------------------------------------------------------
Computervision Corp. sr. sub. notes
11 3/8s, 1999                                   100,000       80,000      350,000       280,000           --           --

Telecommunications                                               0.5%                       1.0%                      1.4%
-------------------------------------------------------------------------------------------------------------------------
Advanced Radio Telecom Corp.
sr. notes 14s, 2007                              50,000       43,438      125,000       108,594       50,000       43,438
America Communication Services, Inc.
144A sr. notes 13 3/4s, 2007                     40,000       46,400      115,000       133,400       35,000       40,600
American Communications Services, Inc.
sr. disc. notes stepped-coupon zero %
(12 3/4s, 4/1/01), 2006 ++                      220,000      154,000      555,000       388,500      185,000      129,500
Brooks Fiber Properties, Inc. 144A
sr. notes 10s, 2007                              55,000       62,288      150,000       169,875       50,000       56,625
Brooks Fiber Properties, Inc.
sr. disc. notes stepped-coupon zero %
(10 7/8s, 3/1/01), 2006 ++                       90,000       72,000      220,000       176,000       80,000       64,000
Brooks Fiber Properties, Inc.
sr. disc. notes stepped-coupon zero %
(11 7/8s, 11/01/01), 2006 ++                         --           --       15,000        11,550       10,000        7,700
BTI Telecom Corp. 144A sr. notes
10 1/2s, 2007                                    80,000       82,800      190,000       196,650       60,000       62,100
Call-Net Enterprises sr. disc. notes
stepped-coupon zero %
(13 1/4s, 12/1/99), 2004 ++                     100,000       89,625      365,000       327,131      100,000       89,625
Celcaribe S.A. sr. notes stepped-coupon
zero % (13 1/2s, 3/15/98), 2004 ++                   --           --           --            --       50,000       50,500
CellNet Data Systems, Inc. sr. disc.
notes stepped-coupon Ser. B, zero %
(13s, 6/15/00), 2005 ++                         125,000       88,750      400,000       284,000      100,000       71,000
Cia de Telecomunicaciones de Chile S.A.
notes 7 5/8s, 2006 (Chile)                      465,000      489,259    1,205,000     1,267,865    1,720,000    1,809,732
Consorcio Ecuatoriano 144A notes 14s,
2002 (Ecuador)                                   35,000       37,800       95,000       102,600       30,000       32,400
Frontiervision Operating Partners L.P.
sr. sub. notes 11s, 2006                         30,000       32,700       85,000        92,650       25,000       27,250
Grupo Iusacell S.A. 144A sr. notes 10s,
2004 (Mexico)                                    20,000       20,700       60,000        62,100       20,000       20,700
GST Telecommunications, Inc. company
guaranty stepped-coupon zero %
(13 7/8s, 12/15/00), 2005 ++                     98,000       73,990      252,000       190,260       86,000       64,930
Hyperion Telecommunication, Inc.
sr. disc. notes stepped-coupon Ser. B,
zero % (13s, 4/15/01), 2003 ++                  140,000       98,175      345,000       241,931      110,000       77,138
Hyperion Telecommunications, Inc. 144A
sr. notes 12 1/4s, 2004                         100,000      109,500      290,000       317,550       90,000       98,550
ICG Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(13 1/2s, 9/15/00), 2005 ++                     130,000      104,000      260,000       208,000      100,000       80,000
ITC Deltacom, Inc. 144A sr. notes 11s, 2007      90,000       98,775      240,000       263,400       80,000       87,800
Intelcom Group (USA), Inc. company
guaranty stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 ++                      140,000      104,300      355,000       264,475      125,000       93,125
Intercel, Inc. sr. disc. notes stepped-
coupon zero % (12s, 2/1/01), 2006 ++                 --           --      470,000       324,300           --           --
Intercel, Inc. sr. disc. notes stepped-
coupon zero % (12s, 5/1/01), 2006 ++             10,000        6,825        5,000         3,413        5,000        3,413
Intermedia Communications, Inc.
sr. disc. notes stepped-coupon zero %
(12 1/2s, 5/15/01), 2006 ++                     200,000      157,000      300,000       235,500           --           --
International Cabletel, Inc. sr. notes
stepped-coupon Ser. B, zero %
(11 1/2s, 2/01/01), 2006 ++                     168,000      125,580      425,000       317,688      145,000      108,388
International Wireless Communications,
Inc. sr. disc. notes zero %, 2001                40,000       22,800      115,000        65,550       40,000       22,800
Iridium LLC/Capital Corp. 144A sr. notes
14s, 2005                                       190,000      205,200      500,000       540,000      155,000      167,400
McCaw International Ltd sr. discount
notes stepped coupon zero %
(13s, 4/15/02), 2007 ++                          10,000        6,025       20,000        12,050       10,000        6,025
McLeodUSA, Inc. sr. disc. notes
stepped-coupon zero %
(10 1/2s, 3/1/02), 2007 ++                      150,000      109,500      385,000       281,050           --           --
Mobile Telecommunications Tech.
sr. notes 13 1/2s, 2002                              --           --      145,000       164,575       50,000       56,750
NEXTEL Communications, Inc. 144A
sr. disc. notes stepped-coupon zero %
(10.65s, 9/15/02), 2007 ++                      270,000      166,388      650,000       400,563      200,000      123,250
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(11 1/2s, 9/1/98), 2003 ++                      160,000      154,800      385,000       372,488        5,000        4,838
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 2/15/99), 2004 ++                      600,000      519,000    1,555,000     1,345,075      510,000      441,150
NTL Inc. sr. notes Ser. B, 10s, 2007
(United Kingdom)                                220,000      229,900      515,000       538,175      100,000      104,500
Nextlink Communications sr. notes
9 5/8s, 2007                                     85,000       87,975      210,000       217,350       65,000       67,275
Nextlink Communications, Inc. sr. notes
12 1/2s, 2006                                    50,000       57,500      150,000       172,500       50,000       57,500
Omnipoint Corp. sr. notes 11 5/8s, 2006          35,000       36,050       15,000        15,450       85,000       87,550
Omnipoint Corp. sr. notes Ser. A,
11 5/8s, 2006                                    70,000       72,100      160,000       164,800           --           --
Orbcomm Global Capital Corp. sr. notes
Ser. B, 14s, 2004                                60,000       62,400      225,000       234,000       55,000       57,200
Pagemart Nationwide, Inc. sr. disc. notes
stepped-coupon zero %
(15s, 2/1/00), 2005 ++                           70,000       56,700      170,000       137,700       60,000       48,600
Powertel, Inc. sr. notes 11 1/8s, 2007          120,000      124,800      300,000       312,000       90,000       93,600
Pricellular Wireless Corp. sr. disc.
notes stepped-coupon zero %
(12 1/4s, 10/1/98), 2003 ++                          --           --      150,000       148,500      100,000       99,000
Pricellular Wireless Corp. sr. notes
10 3/4s, 2004                                   115,000      124,200      290,000       313,200       25,000       27,000
SK Telecom Co. Ltd. notes 7 3/4s, 2004
(South Korea)                                   165,000      167,630      435,000       441,934      580,000      589,245
Sprint Spectrum L.P. sr. notes 11s, 2006         60,000       67,200      140,000       156,800       50,000       56,000
Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006    25,000       26,625       75,000        79,875       20,000       21,300
Teleport Communications Group Inc.
sr. disc. notes stepped-coupon zero %
(11 1/8s, 7/1/01), 2007 ++                       70,000       54,600      160,000       124,800       60,000       46,800
Winstar Equipment Corp.
company guaranty 12 1/2s, 2004                   65,000       68,900      175,000       185,500       60,000       63,600
Wireless One, Inc. sr. notes 13s, 2003           80,000       38,400      190,000        91,200       65,000       31,200
WorldCom Inc sr. notes 9 3/8s, 2004             156,888      166,861      453,232       482,044      161,000      171,235
WorldCom Inc sr. notes 8 7/8s, 2006             166,029      178,063      424,298       455,051      140,203      150,365
WorldCom, Inc. notes 7 3/4s, 2007               415,000      435,061    1,035,000     1,085,032    1,180,000    1,237,041
                                                       -------------               ------------              ------------
                                                           5,336,583                 14,224,694                 6,949,738

Textiles                                                          --%                       0.1%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Glenoit Corp. 144A sr. sub. notes 11s, 2007      30,000       32,100       85,000        90,950       30,000       32,100
Polymer Group, Inc. 144A sr. Sub notes
9s, 2007                                         55,000       55,550      150,000       151,500       50,000       50,500
Polysindo International Finance company
guaranty 11 3/8s, 2006 (Indonesia)               60,000       65,175      185,000       200,956       65,000       70,606
Tultex Corp. sr. notes 10 5/8s, 2005            175,000      193,375      450,000       497,250      150,000      165,750
                                                       -------------               ------------              ------------
                                                             346,200                    940,656                   318,956

Transportation                                                   0.1%                       0.2%                      0.6%
-------------------------------------------------------------------------------------------------------------------------
Atlantic Express, Inc. 144A company
guaranty 10 3/4s, 2004                           10,000       10,600        5,000         5,300        5,000        5,300
Blue Bird Body Co. sr. sub. notes Ser. B,
10 3/4s, 2006                                        --           --           --            --       30,000       32,175
Chemical Leaman Corp. 144A sr. notes
10 3/8s, 2005                                    25,000       26,188       65,000        68,088       20,000       20,950
Consorcio/MCII Holdings sec. notes
stepped-coupon zero %
(12s, 11/15/98), 2002 ++                         65,000       59,313      170,000       155,125       55,000       50,188
Continental Airlines pass thru cert.
Ser. 97CI, 7.42s, 2007                          100,000      102,583      175,000       179,520      245,000      251,328
CSX Corp. 144A deb. 7.95s, 2027                 180,000      194,168      480,000       517,781      670,000      722,736
Eletson Holdings, Inc. 1st pfd. mtge.
notes 9 1/4s, 2003 (Greece)                          --           --           --            --       50,000       51,250
Hermes Europe Railtel 144a sr. notes
11 1/2s, 2007 (Netherlands)                      40,000       43,300      100,000       108,250       30,000       32,475
Johnstown America Industries, Inc.
144A sr. sub. notes 11 3/4s, 2005                50,000       53,750      125,000       134,375       40,000       43,000
Newport News Shipbuilding sr. notes
8 5/8s, 2006                                     40,000       41,600      100,000       104,000           --           --
Newport News Shipbuilding
sr. sub. notes 9 1/4s, 2006                      35,000       36,750       90,000        94,500           --           --
Norfolk Southern Corp. bonds 7.05s, 2037        305,000      316,364      760,000       788,318      930,000      964,652
Norfolk Southern Corp. bonds 7.8s, 2027         125,000      133,871      300,000       321,291      300,000      321,291
Norfolk Southern Corp. notes 6.95s, 2002        125,000      127,574      400,000       408,236      450,000      459,266
TFM S.A. de C.V. 144A company guaranty
10 1/4s, 2007 (Mexico)                           25,000       26,375       70,000        73,850       20,000       21,100
TFM S.A. de C.V. 144A company
guaranty stepped-coupon zero %
(11 3/4s,6/15/02), 2009 (Mexico) ++             135,000       89,100      355,000       234,300      115,000       75,900
                                                       -------------               ------------              ------------
                                                           1,261,536                  3,192,934                 3,051,611

Utilities                                                        0.2%                       0.4%                      1.0%
-------------------------------------------------------------------------------------------------------------------------
AES China Generating Co. sr. notes
10 1/8s, 2006 (China)                            10,000       10,525       10,000        10,525        5,000        5,263
Arizona Public Service Co. sr. notes
6 3/4s, 2006                                    220,000      220,524      585,000       586,392      785,000      786,868
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005                   60,000       65,964      140,000       153,916       50,000       54,970
Connecticut Light & Power Co.
1st mtge. Ser. A, 7 7/8s, 2001                  170,000      172,902      445,000       452,596      605,000      615,327
El Paso Electric Co. 1st mtge. Ser. D,
8.9s, 2006                                       10,000       10,844       20,000        21,688        5,000        5,422
Enersis S.A. ADR notes 7.4s, 2016 (Chile)       370,000      371,721      915,000       919,255    1,120,000    1,125,208
Espirto Santo Centrais 144A sr. notes
10s, 2007 (Brazil)                               50,000       50,000      150,000       150,000       45,000       45,000
First PV Funding deb. 10.15s, 2016                4,000        4,257        7,000         7,450        2,000        2,129
Illinova Corp. sr. notes 7 1/8s, 2004            65,000       65,718      180,000       181,987      240,000      242,650
Jersey Central Power & Light Co.
1st mtge. med. term note 6.85s, 2006             95,000       94,953      220,000       219,892      335,000      334,836
Long Island Lighting Co. deb. 9s, 2022          110,000      122,518           --            --       90,000      100,242
Long Island Lighting Co. deb. 8.9s, 2019         50,000       53,336      290,000       309,349       50,000       53,336
Midland Funding Corp. deb. Ser. B,
13 1/4s, 2006                                    53,000       66,991      245,000       309,675       80,000      101,118
Midland Funding Corp. deb. Ser. A,
11 3/4s, 2005                                   150,000      178,035      250,000       296,725       25,000       29,673
Niagara Mohawk Power Corp. 1st mtge.
6 7/8s, 2003                                    150,000      147,747      400,000       393,992      150,000      147,747
Niagara Mohawk Power Corp. mtge.
9 1/2s, 2000                                     50,000       52,907      150,000       158,720       50,000       52,907
Northeast Utilities notes Ser. A,
8.58s, 2006                                      19,036       18,872       47,590        47,181       14,277       14,154
Northeast Utilities notes Ser. B,
8.38s, 2005                                     134,933      136,721      392,533       397,734      122,666      124,291
US West Capital Funding, Inc.
company guaranty 6.95s, 2037                    175,000      178,498      760,000       775,192      930,000      948,591
                                                       -------------               ------------              ------------
                                                           2,023,033                  5,392,269                 4,789,732
                                                       -------------               ------------              ------------
Total Corporate Bonds and Notes
(cost $41,085,389, $104,342,101
and $68,685,871)                                         $42,916,988               $107,736,291               $70,964,645
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                               3.1%                      6.2%                      17.5%
U.S. GOVERNMENT AND                           Principal                 Principal                  Principal
AGENCY OBLIGATIONS *                            Amount        Value       Amount        Value        Amount        Value

Agency Obligations                                                --%                        --%                      0.1%
-------------------------------------------------------------------------------------------------------------------------
Financing Corp. 9.8s, bonds,
November 30, 2017                               $30,000      $40,111     $345,000      $461,275     $210,000     $280,776

U.S. Government Agency
Mortgage Obligations                                             1.6%                       3.4%                     13.7%
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
7 1/2s, with due dates from
January 1, 2027 to June 1, 2027                      --           --           --            --    6,960,678    7,084,655
Federal National Mortgage Association
6 1/2s, TBA, October 16, 2027                        --           --    2,295,000     2,234,756           --           --
Federal National Mortgage Association
Pass-through Certificates
9 1/2s, Dwarf, May 1, 2007                      123,914      129,623      467,601       489,144      561,122      586,973
7 1/2s, with due dates from
January 1, 2027 to May 1, 2027                  143,005      145,373      975,422       991,577    2,135,256    2,170,615
7.4s, May 1, 2026                               207,842      209,141      569,091       572,648      692,806      697,137
7s, with due dates from
September 1, 2026 to
September 1, 2027                             1,901,764    1,894,026    5,042,017     5,021,501    7,091,569    7,062,710
6 1/2s, with due dates from
August 1, 2025 to August 1, 2027              1,498,724    1,459,385    6,590,752     6,417,754    9,532,513    9,282,294
5 1/2s, Dwarf, with due dates from
February 1, 2011 to June 1, 2011              2,270,885    2,170,811    4,021,280     3,844,065    5,660,506    5,411,050
Government National Mortgage
Association Pass-through Certificates
10s, June 15, 2013                              321,605      355,490      848,014       937,361    1,213,620    1,341,488
8 1/2s, with due dates from
July 15, 2026 to August 15, 2027              1,582,893    1,656,106    4,583,382     4,795,371    6,312,497    6,604,455
8s, with due dates from
November 15, 2022 to
August 15, 2027                               2,953,257    3,052,930    7,789,504     8,052,677    9,778,260   10,112,956
7 1/2s, with due dates from
August 15, 2025 to August 15, 2027            2,343,761    2,384,033    4,924,262     5,008,867    6,346,204    6,455,241
7s, May 15, 2023                                978,474      981,831      488,842       490,519           --           --
7s, Midget, with due dates from
December 15, 2007 to June 15, 2009              113,719      115,283      629,213       637,865      604,697      613,013
Government National Mortgage
Association Adjustable Rate Mortgages
7 3/8s, with due dates from
April 20, 2023 to June 20, 2026                 492,003      505,180    1,166,214     1,196,971           --           --
7 1/8s, with due dates from
September 20, 2023 to
August 20, 2025                                 362,162      370,513      909,036       930,002      950,632      972,021
6 7/8s, with due dates from
November 20, 2021 to
October 20, 2025                                850,128      871,042    2,154,186     2,207,188           --           --
6s, with due dates from
May 20, 2024 to June 20, 2024                   376,162      386,856      841,504       865,445           --           --
5 1/2s, TBA, October 16, 2027                 1,760,000    1,758,346    4,610,000     4,605,667    9,615,000    9,605,962
                                                       -------------               ------------              ------------
                                                          18,445,969                 49,299,378                68,000,570

U.S. Treasury Obligations                                        1.5%                       2.8%                      3.7%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
6 5/8s, February 15, 2027 #                     735,000      752,574      730,000       747,454    2,525,000    2,585,372
6 3/8s, August 15, 2027                         440,000      438,073    1,130,000     1,125,051           --           --
U.S. Treasury Notes
6 3/8s, April 30, 1999 #                        680,000      686,059           --            --           --           --
6 1/4s, June 30, 2002 #                       7,020,000    7,084,724   17,470,000    17,631,074    4,315,000    4,354,784
6 1/4s, October 31, 2001 #                      500,000      504,530    1,255,000     1,266,370           --           --
6 1/8s, August 15, 2007                          70,000       70,033      320,000       320,150      540,000      540,254
6s, June 30, 1999                             1,565,000    1,570,133   10,205,000    10,238,472    4,120,000    4,133,514
5 7/8s, July 31, 1999 #                       6,675,000    6,680,207    9,125,000     9,132,118    6,325,000    6,329,934
5 1/4s, July 31, 1998                           185,000      184,480      411,000       409,845      493,000      491,615
                                                       -------------               ------------              ------------
                                                          17,970,813                 40,870,534                18,435,473
                                                       -------------               ------------              ------------
Total U.S. Government and
Agency Obligations (cost $36,163,803,
$89,992,230 and $85,713,883)                             $36,456,893                $90,631,187               $86,716,819
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                 0.2%                       0.5%                      2.0%
ASSET BACKED                                   Principal                 Principal                 Principal
SECURITIES *                                    Amount        Value       Amount        Value        Amount       Value
-------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust Ser. 97-2,
Class A2, 7.05s, 2021                          $405,000     $410,316   $1,045,000    $1,058,716   $1,395,000   $1,413,309
Amresco Residential Securities Mortgage
Loan Ser. 97-3, Class A3, 6.6s, 2018            270,000      270,759      675,000       676,898      780,000      782,194
Associates Manufactured Housing
Ser. 96-1, Class A3, 7s, 2027                        --           --           --            --      385,000      392,941
Capita Equipment Receivables Trust
Ser. 96-1, Class A4, 6.28s, 2000                 80,000       80,388      250,000       251,211      260,000      261,259
Carco Auto Loan Master Trust Ser. 97-1,
Class A, 6.689s, 2004                           325,000      325,508      830,000       831,297    1,100,000    1,101,719
Green Tree Financial Corp. Ser. 97-2,
Class A6, 7.24s, 2028                           380,000      394,725    1,005,000     1,043,944    1,425,000    1,480,219
Green Tree Financial Corp. Ser. 97-3,
Class A-4, 6.93s, 2028                          545,000      554,197    1,665,000     1,693,097    1,930,000    1,962,569
Green Tree Recreational Equipment &
Cons Ser. 97-B, Class A1, 6.55s, 2028           734,461      737,331    1,939,270     1,946,846    2,601,022    2,611,183
                                                       -------------               ------------              ------------
Total Asset-Backed Securities
(cost $2,740,964, $7,417,459
and $9,880,587)                                           $2,773,224                 $7,502,009               $10,005,393
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                 0.2%                       0.4%                      0.7%
                                               Principal                 Principal                  Principal
BRADY BONDS *                                   Amount        Value       Amount         Value       Amount        Value
-------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) deb.
FRB 6.688s, 2005                               $567,360     $540,410   $1,422,720    $1,355,141     $633,600     $603,505
Bulgaria (Government of) deb.
Ser. PDI, FRB 6.688s, 2011                    1,060,000      853,300    2,750,000     2,213,750    1,520,000    1,223,600
Philippines (Government of) Ser. B,
FRB 6 1/4s, 2017                                303,000      266,640      767,000       674,960      348,000      306,240
United Mexican States Ser. C,
FRB 6.820s, 2019                                920,000      879,750    2,370,000     2,266,313    1,320,000    1,262,250
                                                       -------------               ------------              ------------
Total Brady Bonds
(cost $2,403,695, $6,156,951
and $3,201,652)                                           $2,540,100                 $6,510,164                $3,395,595
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                 0.2%                       0.4%                      1.4%
COLLATERALIZED                                 Principal                 Principal                  Principal
MORTGAGE OBLIGATIONS *                          Amount        Value       Amount        Value        Amount        Value
-------------------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Corp.
Ser. 94-1, Class B2, 6.601s, 2025                   $--          $--     $184,889      $175,413     $184,889     $175,413
Collateralized Mortgage Obligation Trust
Ser. 64, Class Z, 9s, 2020                      442,901      482,623    1,385,147     1,509,377    1,476,334    1,608,742
Federal National Mortgage Association
Ser. 89-71 Class J, 8 1/2s, 2019                465,000      505,687    1,190,000     1,294,125    1,575,000    1,712,812
Ser. 97-61 Class C  ZBond, 7s, 2027                  --           --      455,000       429,611           --           --
Ser. G97-3 Class GA, 7s, 2024                   350,000      345,188      595,000       586,819      830,000      818,588
Ser. 97-61 Class ZC, 7s, 2023                   180,000      169,956           --            --           --           --
Ser. 97-25 Class VA, 7s, 2002                   160,042      162,518      429,827       436,476      612,732      622,211
Ser. 97-17 Class W, 6.75s 2025                  155,000      151,416      400,000       390,750      560,000      547,050
Ser. 93-240, Class B, 6 1/4s 2013               279,124      273,978      729,640       716,187      969,588      951,712
GE Capital Mortgage Services Inc.
Ser. 94-8 Class A2, 6s, 2024                     75,417       75,535      280,719       281,157      359,242      359,803
                                                       -------------               ------------              ------------
Total Collateralized Mortgage Obligations
(cost $2,142,533, $5,726,893
and $6,686,183)                                           $2,166,901                 $5,819,915                $6,796,331
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                               0.2%                      0.4%                       0.3%
                                                Number of                 Number of                  Number of
PREFERRED STOCKS *                               Shares       Value        Shares       Value          Shares      Value
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]       2,000      $56,500        4,000      $113,000           --          $--
Anvil Holdings Inc. Ser. B, $3.25 pfd.
[2 DBL. DAGGERS]                                     --           --           65         1,625           --           --
Cablevision Systems Corp. Ser. M,
$11.125 dep. shs. pfd. [2 DBL. DAGGERS]           1,373      150,687        3,410       374,248          548       60,143
California Federal Bancorp Inc. Ser. A,
$2.281 pfd.                                         500       13,063        2,600        67,925           --           --
California Federal Bank Ser. B, $10.625
exch. pfd.                                          955      106,005        1,750       194,250          950      105,450
California Federated Bankcorp Inc. Ser.
B, $11.50 pfd.                                       --           --        3,500       399,000           --           --
Capstar Broadcasting $12.00 pfd. [2 DBL. DAGGERS]   500       55,500        1,350       149,850          450       49,950
Chancellor Radio Broadcasting 144A
$12.00 pfd. [2 DBL. DAGGERS]                      1,037      119,774        2,382       275,121          849       98,060
Citadel Broadcasting Inc. 144A
$13.25 pfd. [2 DBL. DAGGERS]                      1,600      182,800        3,850       439,863        1,250      142,813
Echostar Communications Corp. $12.125
pfd. [2 DBL. DAGGERS]                                40       41,600          105       109,200           30       31,200
El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]  1,175      130,425        2,866       318,126          917      101,787
Fresenius Medical Care AG Ser. D, $9.00
(Germany)                                           100      103,750          260       269,750           --           --
IXC Communications, Inc. 144A $12.50 pfd.
[2 DBL. DAGGERS]                                     90      104,400          230       266,800           70       81,200
Intermedia Communications Ser. B,
13.50 pfd. [2 DBL. DAGGERS]                         208      248,560          625       746,875          208      248,560
NEXTEL Communications Inc. 144A
$13.00 pfd. ++++                                     50       57,500          155       178,250           50       57,500
Nextlink Communications, Inc. 144A
$7.00 pfd.                                        1,007       64,448        2,935       187,840        1,982      126,848
NTL Inc. 144A Ser. B, $13.00 pfd.
[2 DBL. DAGGERS]                                    116      132,240          234       266,760           74       84,360
Pantry Pride Inc. Ser. B, $14.875 pfd.
[2 DBL. DAGGERS]                                    152       15,352          800        80,800          500       50,500
Public Service Co. of New Hampshire
$2.65 1st mtge. pfd. [2 DBL. DAGGERS]             2,320       59,160       12,628       322,014        2,320       59,160
Spanish Broadcasting Systems 144A
$14.25 cum. pfd. [2 DBL. DAGGERS]                    85       89,038          234       245,115           75       78,563
Time Warner Inc. Ser. M, $10.25 pfd.
[2 DBL. DAGGERS]                                    183      208,620          557       634,980           --           --
Von Hoffman Corp. 144A $13.50 pfd.                  855       24,453        2,215        63,349          730       20,878
                                                       -------------               ------------              ------------
Total Preferred Stocks
(cost $1,788,270, $5,231,169
and $1,241,737)                                           $1,963,875                 $5,704,741                $1,396,972
-------------------------------------------------------------------------------------------------------------------------


                                            GROWTH                   BALANCED                CONSERVATIVE

                                                                  0.1%                       0.1%                       0.3%
PURCHASED                         Expiration/
OPTIONS                              Date      Number of                  Number of                 Number of
OUTSTANDING                      Strike Price  Contracts       Value      Contracts     Value       Contracts         Value
---------------------------------------------------------------------------------------------------------------------------

Japanese Government                Nov. 97/
Bond Future Contracts (Call)      118.0 JPY    1,000,000     $882,060     2,400,000   $2,116,944    1,400,000    $1,234,884
U.S. Dollars in exchange           Nov. 97/
for Deutschemarks (Call)           1.78 DEM    2,860,000       25,168     7,145,000       62,876    3,245,000        28,556
                                                        -------------               ------------               ------------
Total Purchased Options
Outstanding  (cost $775,248,
$1,863,906 and $1,076,406)                                   $907,228                 $2,179,820                 $1,263,440
---------------------------------------------------------------------------------------------------------------------------

                                            GROWTH                   BALANCED                CONSERVATIVE

MUNICIPAL BONDS
AND NOTES *                                                       --%                       0.1%                       0.3%
(COST $435,000, $1,125,000                       Principal                Principal                Principal
AND $1,500,000)                        Rating     Amount       Value       Amount       Value        Amount         Value
---------------------------------------------------------------------------------------------------------------------------
NJ Econ. Dev. Auth. MBIA
Rev. Bonds, Ser. A, 7.425s,
2/15/29                                 Aaa     $435,000     $458,877    $1,125,000   $1,186,751   $1,500,000    $1,582,335
---------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                  --%                       0.1%                      0.1%
                                                 Number of                 Number of                   Number of
UNITS *                                            Units      Value          Units       Value           Units     Value
-------------------------------------------------------------------------------------------------------------------------
Celcaribe S.A. 144A units
stepped-coupon zero %
(13 1/2s, 3/15/98), 2004 ++                           3      $60,000           22      $440,000            2      $40,000
CellNet Data Systems, Inc. 144A units
stepped-coupon zero %
(14s, 10/01/02), 2007 ++                            110       55,877           85        43,177           70       35,558
Conecel Holdings 144A units 14s, 2000                55       56,375          145       148,625           50       51,250
Diva Systems Corp. 144A units
stepped-coupon zero %
(13s, 5/15/01), 2006 ++                              75       65,719          220       192,775           75       65,719
Fitzgerald Gaming Co. units 13s, 2002                55       52,525          170       162,350           80       76,400
Hedstrom Holdings, Inc. units
stepped-coupon zero %
(12s, 6/01/02), 2009 ++                              15        9,450           45        28,350           15        9,450
MGC communications, Inc. 144A units
13s, 2004                                            20       20,650           55        56,788           15       15,488
Paging Network Do Brazil units 13 1/2s,
2005 (Brazil)                                         5        4,913           10         9,825           10        9,825
Real Time Data 144A units stepped-coupon
zero % (13 1/2s, 8/15/01), 2006 ++                   35       20,475           95        55,575           30       17,550
Wireless One, Inc. units stepped-coupon
zero % (13 1/2s, 8/1/01), 2006 ++                   100       21,000          200        42,000           75       15,750
                                                       -------------               ------------              ------------
Total Units (cost $376,328, $1,033,320
and $345,426)                                               $366,984                 $1,179,465                  $336,990
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                  --%                       0.1%                      0.1%
CONVERTIBLE BONDS                              Principal                 Principal                 Principal
AND NOTES *                                      Amount       Value       Amount        Value        Amount        Value
-------------------------------------------------------------------------------------------------------------------------
APP Global Finance (V) Ltd. 144A
cv. sec. 2s, 2000 (United Kingdom)              $65,000      $70,363     $190,000      $205,675      $60,000      $64,950
GST Telecommunications, Inc. cv. sr.
disc. notes stepped-coupon zero %
(13 7/8s, 12/15/00), 2005 ++                     21,000       21,420       59,000        60,180       17,000       17,340
Integrated Device Technology, Inc. cv.
sub. notes 5 1/2s, 2002                          40,000       34,350      115,000        98,756       35,000       30,056
National Semiconductor Corp. cv. deb.
6 1/2s, 2002                                     25,000       28,688       75,000        86,063       25,000       28,688
Pricellular Wireless Corp. 144A cv. sub.
notes stepped-coupon zero %
(10 3/4s, 8/15/00) ++                            94,000       80,605      206,000       176,645       77,000       66,028
VLSI Technology, Inc. cv. sub. notes
8 1/4s, 2005                                     40,000       41,950      115,000       120,606       35,000       36,706
Winstar Communications. Inc. 144A cv. sr.
disc. notes stepped-coupon zero %
(14s, 10/15/00), 2005 ++                             --           --           --            --       70,000       53,025
                                                         -----------                 ----------                ----------
Total Convertible Bonds and Notes
(cost $224,319, $612,402 and $244,696)                      $277,376                   $747,925                  $296,793
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                  --%                        --%                       --%
CONVERTIBLE PREFERRED
STOCKS *                                        Number of                Number of                  Number of
(COST $120,250, $252,525 AND $102,213)           Shares      Value         Shares       Value         Shares       Value
-------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting $1.938 cv. pfd.              2,000     $116,000        4,200      $243,600        1,700      $98,600
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                   BALANCED                CONSERVATIVE

                                                                    --%                        --%                        --%
                                   Expiration       Number of                Number of                Number of
WARRANTS * +                          Date          Warrants     Value        Warrants     Value       Warrants        Value
----------------------------------------------------------------------------------------------------------------------------
County Seat Holdings, Inc.          10/15/98           65           $1           200           $4          110            $2
Esat Holdings, Inc.                   1/1/04           75        2,063           205        5,638           65         1,788
Generale Des Eaux  (France)           5/2/01        2,060        1,114         2,730        1,477          710           384
Globalstar Telecom 144A              2/15/04          100       12,000           300       36,000           90        10,800
Hyperion Telecommunications
144A                                 4/15/01          400       16,000           850       34,000          200         8,000
Intelcom Group 144A                  9/15/05          429        6,221           858       12,441          330         4,785
Interact Systems Inc.                 8/1/03          100           25           300           75           90            23
Intermedia Communications
144A                                  6/1/00          100        6,875           350       24,063           --            --
International Wireless
Communications Holdings              8/15/01           40        3,400           115        9,775           40         3,400
McCaw International Ltd. 144A        4/15/07           10            3            20            6           10             3
Nextlink Communications, Inc.
144A                                  2/1/09          940            9         2,740           27        1,850            19
Petracom Holdings, Inc. 144A          8/1/05           --           --         1,001        7,132          399         2,843
Powertel, Inc.                        2/1/06           --           --         1,600       11,520           --            --
Spanish Broadcasting Systems
144A                                 6/30/99           80       15,200           220       41,800           75        14,250
Sterling Chemicals Holdings          8/15/08           35        1,330           110        4,180           30         1,140
UCC Warrants 144A                    10/3/99           10          125            30          375           20           250
UROHEALTH systems Inc. 144A          4/10/04           95          475           240        1,200           75           375
Wireless One, Inc.                  10/19/00          450           45         1,050          105          375            38
                                                           -----------                 ----------                 ----------
Total Warrants (cost $54,968,
$162,012 and $117,361)                                         $64,886                   $189,818                    $48,100
-------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                    BALANCED                  CONSERVATIVE

                                                                 9.3%                          10.8%                     14.5%
                                               Principal                Principal                       Principal
SHORT-TERM INVESTMENTS *                        Amount          Value    Amount           Value           Amount        Value
-----------------------------------------------------------------------------------------------------------------------------
Interest in $226,927,000 joint
repurchase agreement dated
September 30, 1997 with S.B.C.
Warburg Inc. due October 1, 1997
with respect to various U.S. Treasury
obligations -- maturity value of
$0, $159,350,775 and $0 for an
effective yield of 6.05%.                           $--          $--   $159,324,000    $159,350,775          $--          $--
Interest in $565,867,000 joint
repurchase agreement dated
September 30, 1997 with U.B.S.
Securities due October 1, 1997
with respect to various U.S. Treasury
obligations -- maturity value of
$109,793,448, $0 and $34,306,764
for an effective yield of 6.05%.            109,775,000  109,793,448             --              --   34,301,000   34,306,764
Interest in $750,000,000 joint
repurchase agreement dated
September 30, 1997 with Goldman
Sachs due October 1, 1997 with
respect to various U.S. Treasury
obligations -- maturity value of
$0, $0 and $37,506,406 for an
effective yield of 6.15%.                            --           --             --              --   37,500,000   37,506,406
                                                        ------------                   ------------               -----------
Total Short-Term Investments
(cost $109,793,448, $159,350,775
and $71,813,170)                                        $109,793,448                   $159,350,775               $71,813,170
-----------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $965,873,423, $1,247,002,649
and $454,045,685)***                                  $1,165,934,455                 $1,460,609,834              $500,774,146
-----------------------------------------------------------------------------------------------------------------------------
*   Percentages indicated are based on net assets as follows:
--------------------------------------------
Growth portfolio              $1,180,030,225
Balanced portfolio             1,470,172,171
Conservative portfolio           494,177,194
--------------------------------------------

*** The aggregate identified cost on a tax basis is as follows:

                           Aggregate    Gross Unrealized   Gross Unrealized    Net Unrealized
                        Identified Cost    Appreciation      Depreciation       Appreciation
--------------------------------------------------------------------------------------------
Growth portfolio         $966,730,668     $206,158,649        $6,954,862        $199,203,787
Balanced portfolio      1,247,940,386      222,955,456        10,286,008         212,669,448
Conservative portfolio    454,666,595       48,327,056         2,220,546          46,106,510
--------------------------------------------------------------------------------------------
+                Non-income-producing security.
++               The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.
[DBL.DAGGER]     Restricted, excluding 144A securities, as to public resale were the following securities:

                                                  Growth     Balanced   Conservative
--------------------------------------------------------------------------------------------
Grand Union (acquired 3/7/94-12/8/94)            115,725      252,731      112,188
NEXTEL Communication, Inc. (acquired 9/12/97)     18,993       61,625       29,352
--------------------------------------------------------------------------------------------

The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

[2 DBL. DAGGERS]    Income may be received in cash or additional securities at the discretion of the issuer.
+++                 A portion of the income will be received in additional securities.
#                   These securities or a portion of, and cash were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1997
##                  When-issued securities (Note 1).
[UPSIDE DOWN DELTA] This entity provides subcustodian services to the funds.
(R)                 Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

MBIA represents Municipal Bond Investors Assurance Corporation.
The rates shown on Floating Rate Notes (FRN) and floating rate bonds (FRB) are the interest rates shown at September 30, 1997, which are subject to change based on the terms of the security.

Diversification by Country
Distribution of investments by country of issue at September 30, 1997: (as percentage of Market Value)
Growth portfolio

Growth portfolio
----------------------------------------
Australia                           1.2%
Canada                              1.0%
France                              2.1
Germany                             2.9
Japan                               2.8
Switzerland                         1.0
United Kingdom                      4.2
United States                      80.5
Other                               4.3
----------------------------------------
Total                             100.0%

Distribution of investments by country of issue at September 30, 1997: (as percentage of Market Value)

Balanced portfolio
----------------------------------------
Canada                              1.5%
France                              2.8
Germany                             4.5
Japan                               2.8
Netherlands                         1.0
Switzerland                         1.0
United Kingdom                      5.7
United States                      74.6
Other                               6.1
----------------------------------------
Total                             100.0%

Distribution of investments by country of issue at September 30, 1997: (as percentage of Market Value)

Conservative portfolio
----------------------------------------
Canada                              2.3%
France                              3.0
Germany                             3.1
Italy                               1.0
Japan                               2.2
United Kingdom                      5.0
United States                      73.9
Other                               9.5
----------------------------------------
Total                             100.0%



--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 1997                                   GROWTH
(aggregate face value $58,493,195)

                                           Aggregate Face     Delivery     Appreciation/
                            Market Value      Value             Date      (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds              $ 1,201,482    $ 1,187,229        12/17/97       $ 14,253
Deutschemarks                15,393,912     15,027,765        12/17/97        366,147
Indonesian Rupiah               324,012        356,732         2/23/98        (32,720)
Italian Lira                 10,295,095     10,067,176        12/17/97        227,919
Japanese Yen                 25,803,938     25,806,158        12/17/97         (2,220)
Philippines Peso                 59,978         62,700         3/25/98         (2,722)
Polish Zloty                    648,968        677,389          6/5/98        (28,421)
Spanish Peseta                1,908,194      1,868,407        12/17/97         39,787
Swedish Krona                 2,422,073      2,384,403        12/17/97         37,670
Swiss Franc                     932,862        908,814        12/17/97         24,048
Venezuelan Bolivar              147,118        146,422          6/5/98            696
--------------------------------------------------------------------------------------------
                                                                             $644,437
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 1997                               GROWTH
(aggregate face value $42,105,993)


                            Market     Aggregate Face     Delivery     Unrealized
                            Value           Value           Date      Depreciation
--------------------------------------------------------------------------------------------
Deutschemarks            $16,386,788      $16,110,248      12/17/97     $(276,540)
French Franc              10,877,602       10,357,003       2/11/98      (520,599)
French Franc               7,734,721        7,585,649      12/30/98      (149,072)
Japanese Yen               5,654,257        5,639,376      12/17/97       (14,881)
New Zealand Dollar         1,155,782        1,134,261      12/17/97       (21,521)
South African Rand           445,825          432,824      12/17/97       (13,001)
Swedish Krona                 25,560           24,860      12/17/97          (700)
Swiss Franc                  826,041          821,772      12/17/97        (4,269)
--------------------------------------------------------------------------------------------
                                                                      $(1,000,583)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1997                           GROWTH

                                                                              Unrealized
                                           Aggregate Face    Expiration      Appreciation/
                             Total Value        Value           Date        (Depreciation)
--------------------------------------------------------------------------------------------
DAX Index (long)             $35,159,455     $35,589,450       Dec-97         $(429,995)
FT-SE 100 Index (long)         1,936,893       1,865,932       Dec-97            70,961
German 10yr (short)           11,547,189      11,386,119       Dec-97          (161,070)
Gilt (short)                   3,665,011       3,527,919       Dec-97          (137,092)
Japanese Government
Bonds 10yr Fut (short)        11,218,608      11,023,764       Dec-97          (194,844)
Nikkei 225 SMX (short)        28,007,918      30,209,754       Dec-97         2,201,836
Nikkei Ose (long)             27,863,379      29,332,546       Dec-97        (1,469,167)
S&P Index (long)              52,974,750      53,098,637       Dec-97          (123,887)
US Treasury Bonds 10 YR
(short)                        2,202,500       2,186,250       Dec-97           (16,250)
US Treasury Bonds 5yr
(short)                        2,255,531       2,245,360       Dec-97           (10,171)
--------------------------------------------------------------------------------------------
                                                                              $(269,679)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Written Options Outstanding
at September 30, 1997                                           GROWTH
(premium received $35,607)

                                                   Expiration Date/       Market
Contract Amount                                      Strike Price          Value
--------------------------------------------------------------------------------------------
$2,860,000 U.S. Dollars in Exchange
for Deutschemarks                                  Nov. 97 /DEM 1.73      $23,452
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 1997                              BALANCED
(aggregate face value $134,126,518)

                                                                           Unrealized
                                        Aggregate Face   Delivery         Appreciation/
                         Market Value        Value         Date          (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds          $ 2,934,502      $ 2,899,692      12/17/97           $34,810
Deutschemarks            31,811,938       31,093,199      12/17/97           718,739
Indonesian Rupiah           832,366          916,415       2/23/98           (84,049)
Italian Lira             25,275,644       24,716,195      12/17/97           559,449
Japanese Yen             58,565,664       58,505,319      12/17/97            60,345
Philippines Peso            154,010          161,000       3/25/98            (6,990)
Polish Zloty              1,678,562        1,752,074        6/5/98           (73,512)
Spanish Peseta            4,898,921        4,796,777      12/17/97           102,144
Swedish Krona             6,235,070        6,137,255      12/17/97            97,815
Swiss Franc               2,846,013        2,772,644      12/17/97            73,369
Venezuelan Bolivar          377,720          375,948        6/5/98             1,772
--------------------------------------------------------------------------------------------
                                                                          $1,483,892
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30,1997                               BALANCED
(aggregate face value $83,446,704)

                               Market     Aggregate Face     Delivery         Unrealized
                               Value           Value           Date          Depreciation
--------------------------------------------------------------------------------------------
Deutschemarks               $34,586,317    $34,052,394      12/17/97          $(533,923)
French Franc                 13,729,225     13,052,464       2/11/98           (676,761)
French Franc                 19,493,508     19,117,855      12/30/97           (375,653)
Japanese Yen                 11,169,484     11,124,485      12/17/97            (44,999)
New Zealand Dollar            2,884,608      2,830,893      12/17/97            (53,715)
South African Rand            1,132,600      1,099,575      12/17/97            (33,025)
Swedish Krona                   121,749        118,416      12/17/97             (3,333)
Swiss Franc                   2,061,275      2,050,622      12/17/97            (10,653)
--------------------------------------------------------------------------------------------
                                                                            $(1,732,062)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1997                                      BALANCED

                                                                           Unrealized
                                             Aggregate Face  Expiration    Appreciation/
                              Total Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------------------
DAX Index (long)             $43,711,755      $44,386,020      Dec-97     $(674,265)
FT-SE 100 Index (long)         8,177,993        7,876,329      Dec-97       301,664
German 10yr (short)           14,616,695       14,412,808      Dec-97      (203,887)
Gilt (short)                   7,233,574        6,962,998      Dec-97      (270,576)
Japanese Government
Bonds 10yr (short)            13,889,705       13,648,469      Dec-97      (241,236)
Nikkei 225 SMX (short)        35,619,569       38,451,802      Dec-97     2,832,233
Nikkei Ose (long)             35,529,494       37,402,712      Dec-97    (1,873,218)
S&P Index (long)              28,157,750       28,340,750      Dec-97      (183,000)
US Treasury Bonds
10 Yr (long)                  26,319,875       26,051,000      Dec-97       268,875
US Treasury Bonds
5Yr (long)                    46,506,906       46,209,244      Dec-97       297,662
--------------------------------------------------------------------------------------------
                                                                           $254,252
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
TBA Sale Commitments
at September 30, 1997                               BALANCED
(Proceeds receivable $2,250,774)

                                            Settlement       Market
Agency                    Principal Amount     Date          Value
--------------------------------------------------------------------------------------------
FNMA, 6.5s, October 2027     $2,300,000      10/14/97     $2,239,625
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Written Options Outstanding
at September 30, 1997                                                     BALANCED
(premium received $88,955)

                                                           Expiration Date/         Market
Contract Amount                                              Strike Price           Value
--------------------------------------------------------------------------------------------
$7,145,000 U.S. Dollars in Exchange for Deutschemarks      Nov. 97 / DEM 1.73      $58,589
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 1997                             CONSERVATIVE
(aggregate face value $66,853,823)

                                                                  Unrealized
                                  Aggregate Face    Delivery     Appreciation/
                   Market Value        Value          Date      (Depreciation)
--------------------------------------------------------------------------------------------
British Pounds     $ 1,348,424      $ 1,332,428      12/17/97     $ 15,996
Deutschemarks       21,394,156       20,861,939      12/17/97      532,217
Indonesian Rupiah      464,296          511,180        2/3/98      (46,884)
Italian Lira        12,462,585       12,186,897      12/17/97      275,688
Japanese Yen        27,466,710       27,473,794      12/17/97       (7,084)
Philippines Peso        85,901           89,800       3/25/98       (3,899)
Polish Zloty           930,850          971,616        6/5/98      (40,766)
Swedish Krona        3,308,060        3,216,418      12/17/97       91,642
Venezuelan Bolivar     210,744          209,751        6/5/98          993
--------------------------------------------------------------------------------------------
                                                                  $817,903
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 1997                        CONSERVATIVE
(aggregate face value $25,429,723)

                         Market     Aggregate Face     Delivery      Unrealized
                         Value          Value            Date       Depreciation
--------------------------------------------------------------------------------------------
Deutschemarks         $9,473,011     $9,279,165        12/17/97     $(193,846)
French Franc           5,156,182      5,056,877        12/30/97       (99,305)
French Franc           3,239,342      3,069,324         2/11/98      (170,018)
Japanese Yen           2,936,302      2,928,662        12/17/97        (7,640)
New Zealand Dollar     1,307,114      1,282,775        12/17/97       (24,339)
South African Rand       233,474        226,668        12/17/97        (6,806)
Spanish Peseta         1,812,220      1,774,435        12/17/97       (37,785)
Swedish Krona            214,137        212,829        12/17/97        (1,308)
Swiss Franc            1,608,239      1,598,988        12/17/97        (9,251)
--------------------------------------------------------------------------------------------
                                                                    $(550,298)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 1997                                  CONSERVATIVE

                                                                           Unrealized
                                        Aggregate Face     Expiration     Appreciation/
                         Total Value         Value           Date        (Depreciation)
--------------------------------------------------------------------------------------------
DAX Index (long)         $14,966,525      $15,015,051         Dec-97        $(48,526)
FT-SE 100 (long)           8,393,203        8,063,292         Dec-97         329,911
German 10yr (short)        7,600,681        7,530,685         Dec-97         (69,996)
Gilt (short)               7,522,917        7,241,927         Dec-97        (280,990)
Japanese Government
Bonds 10yr (short)         6,944,852        6,824,234         Dec-97        (120,618)
Nikkei 225 SMX (short)     2,882,081        3,129,461         Dec-97         247,380
S&P Index (long)           8,113,250        8,169,625         Dec-97         (56,375)
US Treasury Bonds 10 Yr
(long)                    24,007,250       23,659,812         Dec-97         347,438
--------------------------------------------------------------------------------------------
                                                                            $348,224
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Written Options Outstanding
at September 30, 1997                                                    CONSERVATIVE
(premium received $40,400)

                                                             Expiration Date/        Market
Contract Amount                                                Strike Price          Value
--------------------------------------------------------------------------------------------
$3,245,000 U.S. Dollars in Exchange for Deutschemarks       Nov. 97 / DEM 1.73      $26,609
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
September 30, 1997
Putnam Asset Allocation: Growth Portfolio

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $856,079,975) (Note 1)                                                   $1,056,141,007
--------------------------------------------------------------------------------------------------------
Repurchase Agreement
(identified cost $109,793,448) (Note 1)                                                      109,793,448
--------------------------------------------------------------------------------------------------------
Cash                                                                                          11,981,239
--------------------------------------------------------------------------------------------------------
Foreign currency                                                                               7,268,765
--------------------------------------------------------------------------------------------------------
Receivable for foreign currency contracts (Note 1)                                            23,121,131
--------------------------------------------------------------------------------------------------------
Margin deposit for futures contracts (Note 1)                                                  5,385,000
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      4,054,816
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         4,125,951
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 4,876,906
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                   767,627
--------------------------------------------------------------------------------------------------------
Unamortized organization expense (Note 1)                                                          3,604
--------------------------------------------------------------------------------------------------------
Total assets                                                                               1,227,519,494

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for variation margin                                                                      23,220
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                               9,340,315
--------------------------------------------------------------------------------------------------------
Payable for foreign currency contracts (Note 1)                                               32,569,722
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,123,146
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   1,787,279
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       407,799
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                     11,202
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       2,894
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           675,500
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                    1,123,773
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                    111,146
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $35,607) (Note 3)                        23,452
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           289,821
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             47,489,269
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,180,030,225

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           $  911,993,882
--------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                   4,753,670
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                        64,278,386
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                 199,004,287
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                $1,180,030,225

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($486,106,912 divided by 35,639,571 shares)                                                       $13.64
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.64)*                                           $14.47
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($357,501,327 divided by 26,547,875 shares)**                                                     $13.47
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($68,748,563 divided by 5,139,280 shares)**                                                       $13.38
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($34,381,050 divided by 2,548,864 shares)                                                         $13.49
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.49)*                                           $13.98
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($233,292,373 divided by 17,005,005 shares)                                                       $13.72
--------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended September 30, 1997
Putnam Asset Allocation: Growth Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest (net of foreign tax of $4,507)                                                     $ 13,258,104
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $221,680)                                                    10,329,486
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       23,587,590
--------------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               5,592,040
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 3,600,260
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                 26,761
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                  12,590
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            806,669
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                          2,698,162
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            462,107
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                            171,491
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     2,653
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           56,021
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                144,867
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          53,573
--------------------------------------------------------------------------------------------------------
Legal                                                                                             13,593
--------------------------------------------------------------------------------------------------------
Postage                                                                                          143,211
--------------------------------------------------------------------------------------------------------
Other                                                                                             71,044
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                13,855,042
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (405,394)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  13,449,648
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         10,137,942
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                              48,448,974
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1)                                              12,724,211
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                              75,725
--------------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                    2,759,010
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                              (957,411)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures and
written options during the year                                                              135,994,488
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                      199,044,997
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        $209,182,939
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

                                                                             Year ended September 30
                                                                      ----------------------------------
                                                                                1997                1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                 $   10,137,942        $  5,435,648
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                             64,007,920          31,633,588
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
asset and liabilities in foreign currencies                              135,037,077          29,767,246
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     209,182,939          66,836,482
--------------------------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (3,419,375)         (2,471,036)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (1,858,459)         (1,771,400)
--------------------------------------------------------------------------------------------------------
    Class C                                                                 (354,573)           (137,682)
--------------------------------------------------------------------------------------------------------
    Class M                                                                 (181,831)            (60,532)
--------------------------------------------------------------------------------------------------------
    Class Y                                                               (2,813,692)           (894,776)
--------------------------------------------------------------------------------------------------------
From net realized gain on investments
    Class A                                                               (9,736,876)         (3,563,495)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (8,947,425)         (3,394,151)
--------------------------------------------------------------------------------------------------------
    Class C                                                               (1,403,269)           (263,811)
--------------------------------------------------------------------------------------------------------
    Class M                                                                 (610,900)            (96,428)
--------------------------------------------------------------------------------------------------------
    Class Y                                                               (7,064,486)         (1,178,695)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        498,609,902         160,838,514
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                             671,401,955         213,842,990

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                        508,628,270         294,785,280
--------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $4,753,670 and $4,566,163, respectively)                           $1,180,030,225        $508,628,270
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 8, 1994+
operating performance                                                         Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.41           $10.06            $8.43            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .17              .18              .18 (a)          .10(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.69             1.63             1.53             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.86             1.81             1.71             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.16)            (.19)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.63)            (.46)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.64           $11.41           $10.06            $8.43
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            26.25            18.75            20.45             (.82)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $486,107         $210,531         $122,228          $43,669
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.39             1.45             1.49 (a)          .78(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.42             1.72             1.98 (a)         1.31(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0417           $.0486
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                           Feb. 16, 1994+
operating performance                                                        Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.29            $9.97            $8.39            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .08              .10              .11 (a)          .06(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.67             1.64             1.52             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.75             1.74             1.63             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.10)            (.15)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.57)            (.42)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.47           $11.29            $9.97            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                            25.23            18.04            19.57            (1.29)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $357,501         $199,871         $116,263          $50,664
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             2.14             2.21             2.23 (a)         1.21(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .68              .95             1.22 (a)          .80(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0417           $.0486
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          Sept. 1, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.24            $9.93            $8.39            $8.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .08              .10              .11 (a)          .01(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.65             1.63             1.51             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.73             1.73             1.62             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.12)            (.15)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.59)            (.42)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.38           $11.24            $9.93            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                            25.31            18.01            19.46             (.83)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $68,749          $27,556           $7,985             $385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             2.14             2.23             2.23 (a)          .15(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .67              .94             1.24 (a)          .14(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0417           $.0486
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                           Feb. 3, 1995+
operating performance                                                                 Year ended September 30       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $11.32           $10.01            $8.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                               .11              .12              .08(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             2.67             1.64             1.54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.78             1.76             1.62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.47)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.61)            (.45)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $13.49           $11.32           $10.01
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             25.63            18.21            19.31*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $34,381          $12,369           $3,160
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              1.89             1.95             1.45(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .92             1.16              .79(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                99.96           100.93            88.36
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                        $.0417           $.0486
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 14, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.47           $10.09            $8.43            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .21              .21              .17 (a)          .03(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.70             1.65             1.57              .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.91             1.86             1.74              .21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.19)            (.21)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.66)            (.48)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.72           $11.47           $10.09            $8.43
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            26.54            19.20            20.94             2.55 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $233,292          $58,301          $45,150             $775
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.14             1.21             1.28 (a)          .20(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.71             1.97             2.05 (a)          .50(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               99.96           100.93            88.36            39.90*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0417           $.0486
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.







Statement of assets and liabilities
September 30, 1997
Putnam Asset Allocation: Balanced Portfolio

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,087,651,874) (Note 1)                                                 $1,301,259,059
--------------------------------------------------------------------------------------------------------
Repurchase Agreement
(identified cost $159,350,775) (Note 1)                                                      159,350,775
--------------------------------------------------------------------------------------------------------
Cash                                                                                          27,421,985
--------------------------------------------------------------------------------------------------------
Foreign currency                                                                              11,795,662
--------------------------------------------------------------------------------------------------------
Receivable for foreign currency contracts (Note 1)                                            63,562,973
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      7,613,689
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         4,635,309
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 7,779,759
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                 1,730,069
--------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                2,976,432
--------------------------------------------------------------------------------------------------------
Unamortized organization expense (Note 1)                                                          3,593
--------------------------------------------------------------------------------------------------------
Total assets                                                                               1,588,129,305

Liabilities
--------------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                               2,621,182
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              18,279,175
--------------------------------------------------------------------------------------------------------
Payable for foreign currency contracts (Note 1)                                               87,517,717
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                     1,117,902
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                   2,200,063
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       395,874
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                     11,744
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       4,959
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           884,678
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                    1,978,239
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                    481,287
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $88,955) (Note 3)                        58,589
--------------------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $2,250,774)                               2,239,625
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           166,100
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                            117,957,134
--------------------------------------------------------------------------------------------------------
Net assets                                                                                $1,470,172,171

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           $1,176,541,439
--------------------------------------------------------------------------------------------------------
Distribution in excess of net investment income (Note 1)                                      (1,691,530)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                        82,481,851
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                 212,840,411
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                $1,470,172,171

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($680,720,360 divided by 55,429,195 shares)                                                       $12.28
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.28)*                                           $13.03
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($442,462,622 divided by 36,191,885 shares)**                                                     $12.23
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($70,847,057 divided by 5,818,382 shares)**                                                       $12.18
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($44,120,877 divided by 3,595,164 shares)                                                         $12.27
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.27)*                                           $12.72
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($232,021,255 divided by 18,886,157 shares)                                                       $12.29
--------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended September 30, 1997
Putnam Asset Allocation: Balanced Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest (net of foreign tax of $25,283)                                                    $ 28,586,248
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $281,981)                                                    11,868,329
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       40,454,577
--------------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               7,033,919
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 3,701,475
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                 29,612
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                  17,999
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                          1,223,892
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                          3,441,956
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            483,446
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                            209,501
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     2,653
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           60,268
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                132,229
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          61,824
--------------------------------------------------------------------------------------------------------
Legal                                                                                             16,378
--------------------------------------------------------------------------------------------------------
Postage                                                                                           77,968
--------------------------------------------------------------------------------------------------------
Other                                                                                             69,365
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                16,562,485
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (400,675)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  16,161,810
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         24,292,767
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                              60,533,513
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                               19,755,973
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                             195,898
--------------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                    1,708,185
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                            (1,252,211)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures,
written options, and TBA sale commitments during the year                                    138,205,566
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                      219,146,924
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        $243,439,691
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

                                                                            Year ended September 30
                                                                      ----------------------------------
                                                                                 1997               1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                  $   24,292,767       $ 14,211,074
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                              82,193,569         41,972,934
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                              136,953,355         32,957,829
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      243,439,691         89,141,837
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (12,697,299)        (6,120,832)
--------------------------------------------------------------------------------------------------------
    Class B                                                                (6,684,235)        (4,209,053)
--------------------------------------------------------------------------------------------------------
    Class C                                                                  (929,452)          (365,863)
--------------------------------------------------------------------------------------------------------
    Class M                                                                  (584,395)          (164,641)
--------------------------------------------------------------------------------------------------------
    Class Y                                                                (5,162,787)        (2,550,204)
--------------------------------------------------------------------------------------------------------
From net realized gain on investments
    Class A                                                               (17,400,957)        (5,171,891)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (14,022,870)        (5,203,895)
--------------------------------------------------------------------------------------------------------
    Class C                                                                (1,750,679)          (396,189)
--------------------------------------------------------------------------------------------------------
    Class M                                                                  (891,021)          (121,806)
--------------------------------------------------------------------------------------------------------
    Class Y                                                                (6,323,825)        (2,134,847)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         529,850,375        301,988,514
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                              706,842,546        364,691,130

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                         763,329,625        398,638,495
--------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net
investment income and undistributed net investment
income of $1,691,530 and $5,962,239, respectively)                     $1,470,172,171       $763,329,625

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balananced Portfolio

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 7, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.71            $9.67            $8.33            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .28              .29              .27 (a)          .16(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.13             1.32             1.27             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.41             1.61             1.54             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.31)            (.28)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.84)            (.57)            (.20)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.28           $10.71            $9.67            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            23.82            17.41            18.73            (1.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $680,720         $327,326         $152,317          $54,483
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.27             1.33             1.32 (a)          .83(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.44             2.83             2.95 (a)         2.13(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balananced Portfolio

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          Feb. 11, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.67            $9.64            $8.31            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .19              .21              .20 (a)          .11(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.13             1.32             1.26             (.27)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.32             1.53             1.46             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.23)            (.21)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.76)            (.50)            (.13)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.23           $10.67            $9.64            $8.31
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            22.95            16.54            17.83            (1.89)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $442,463         $264,830         $159,230          $81,093
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             2.02             2.08             2.07 (a)         1.23(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.70             2.08             2.26 (a)         1.41(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balananced Portfolio

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          Sept. 1, 1994+
operating performance                                                        Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.64            $9.62            $8.31            $8.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .19              .22              .20 (a)          .01(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.11             1.30             1.27             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.30             1.52             1.47             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.23)            (.21)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.76)            (.50)            (.16)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.18           $10.64            $9.62            $8.31
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            22.86            16.47            17.89             (.84)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $70,847          $29,724          $11,921             $441
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             2.02             2.09             2.09 (a)          .16(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.70             2.18             2.22 (a)          .11(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balananced Portfolio

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                          Feb. 6, 1995+
operating performance                                                                 Year ended September 30       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.71            $9.66            $8.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                               .22              .24              .14(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             2.13             1.34             1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.35             1.58             1.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.26)            (.24)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.53)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.79)            (.53)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $12.27           $10.71            $9.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             23.19            17.05            17.46*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $44,121          $14,967           $3,509
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              1.77             1.84             1.38(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.93             2.42             1.56(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               136.75           122.12           106.03
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                        $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balananced Portfolio

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                           July 5, 1994+
operating performance                                                        Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.71            $9.66            $8.33            $8.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .31              .31              .29 (a)          .05(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            2.14             1.34             1.26              .22
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 2.45             1.65             1.55              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.34)            (.31)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.53)            (.29)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.87)            (.60)            (.22)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.29           $10.71            $9.66            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            24.21            17.81            18.89             3.34*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $232,021         $126,482          $71,661          $66,081
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.02             1.08             1.07 (a)          .23(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.70             3.03             3.35 (a)          .62(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              136.75           122.12           106.03            52.62*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0407           $.0470
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.






Statement of assets and liabilities
September 30, 1997
Putnam Asset Allocation: Conservative Portfolio
Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $382,232,515) (Note 1)                                                     $428,960,976
--------------------------------------------------------------------------------------------------------
Repurchase Agreement
(identified cost $71,813,170) (Note 1)                                                        71,813,170
--------------------------------------------------------------------------------------------------------
Cash                                                                                          16,155,859
--------------------------------------------------------------------------------------------------------
Foreign currency                                                                               1,370,344
--------------------------------------------------------------------------------------------------------
Receivable for foreign currency contracts (Note 1)                                            26,177,009
--------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                      4,062,266
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         1,007,310
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 6,644,892
--------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                   977,196
--------------------------------------------------------------------------------------------------------
Receivable for variation margin                                                                  421,214
--------------------------------------------------------------------------------------------------------
Unamortized organization expense (Note 1)                                                          3,604
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 557,593,840

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              18,133,817
--------------------------------------------------------------------------------------------------------
Payable for foreign currency contracts (Note 1)                                               42,280,734
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                       685,167
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                     847,185
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       194,631
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                      6,559
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       3,822
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           338,395
--------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                      709,591
--------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                     57,673
--------------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $40,400) (Note 3)                        26,609
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           132,463
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                             63,416,646
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $494,177,194

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                             $432,294,947
--------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                       (253,640)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                        15,396,761
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                              46,739,126
--------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                  $494,177,194

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($295,238,903 divided by 27,823,692 shares)                                                       $10.61
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.61)*                                           $11.26
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($138,457,056 divided by 13,095,486 shares)**                                                     $10.57
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($29,031,568 divided by 2,750,480 shares)**                                                       $10.56
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,689,460 divided by 1,198,792 shares)                                                         $10.59
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.59)*                                           $10.97
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($18,760,207 divided by 1,766,695 shares)                                                         $10.62
--------------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended September 30, 1997
Putnam Asset Allocation: Conservative Portfolio

Investment income:
--------------------------------------------------------------------------------------------------------
Interest (net of foreign tax of $12,019)                                                     $18,112,692
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $70,507)                                                      2,567,752
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       20,680,444
--------------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                               2,847,969
--------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                 1,521,253
--------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                 16,817
--------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                   9,347
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                            617,818
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                          1,144,691
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                            227,417
--------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                             62,112
--------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                     2,653
--------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                           17,740
--------------------------------------------------------------------------------------------------------
Registration fees                                                                                 68,264
--------------------------------------------------------------------------------------------------------
Auditing                                                                                          51,879
--------------------------------------------------------------------------------------------------------
Legal                                                                                             12,911
--------------------------------------------------------------------------------------------------------
Postage                                                                                           19,449
--------------------------------------------------------------------------------------------------------
Other                                                                                             28,968
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                 6,649,288
--------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                      (104,834)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                   6,544,454
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         14,135,990
--------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                               8,546,866
--------------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                                7,755,628
--------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                              59,157
--------------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                      225,986
--------------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                              (323,015)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
and written options during the year                                                           34,884,091
--------------------------------------------------------------------------------------------------------
Net gain on investments                                                                       51,148,713
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         $65,284,703
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

                                                                             Year ended September 30
                                                                      ----------------------------------
                                                                                1997                1996
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                   $ 14,135,990        $  6,776,655
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                             16,587,637           8,940,554
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                              34,561,076           3,784,426
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      65,284,703          19,501,635
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (8,805,780)         (3,204,010)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (3,124,303)         (2,376,868)
--------------------------------------------------------------------------------------------------------
    Class C                                                                 (624,813)           (350,861)
--------------------------------------------------------------------------------------------------------
    Class M                                                                 (241,373)            (77,650)
--------------------------------------------------------------------------------------------------------
    Class Y                                                                 (509,001)           (120,711)
--------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                               (7,375,222)         (1,368,540)
--------------------------------------------------------------------------------------------------------
    Class B                                                               (3,325,457)         (1,343,244)
--------------------------------------------------------------------------------------------------------
    Class C                                                                 (631,861)           (177,029)
--------------------------------------------------------------------------------------------------------
    Class M                                                                 (177,085)            (29,335)
--------------------------------------------------------------------------------------------------------
    Class Y                                                                 (342,603)            (41,182)
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                        225,189,402          84,941,848
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                             265,316,607          95,354,053

Net assets
--------------------------------------------------------------------------------------------------------
Beginning of year                                                        228,860,587         133,506,534
--------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
and undistributed net investment income of
$253,640 and $2,258,348, respectively)                                  $494,177,194        $228,860,587
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 7, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.69            $9.19            $8.23            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .38 (d)          .36              .33 (a)          .18(a)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.22              .68              .90             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.60             1.04             1.23             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.35)            (.36)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.68)            (.54)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.61            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            17.26            11.73            15.27            (2.47)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $295,239         $106,933          $57,341          $25,782
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.38             1.47             1.22 (a)          .75(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.74             4.08             4.48 (a)         2.41(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 18, 1994+
operating performance                                                       Year ended September 30                  to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.66            $9.16            $8.22            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .30 (d)          .29              .30 (a)          .15(a)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.22              .68              .85             (.39)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.52              .97             1.15             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.28)            (.29)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.61)            (.47)            (.21)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.57            $9.66            $9.16            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            16.36            10.96            14.22            (2.79)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $138,457          $94,954          $65,783          $38,711
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             2.13             2.22             1.98 (a)         1.21(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.97             3.33             3.81 (a)         1.92(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Sept. 1, 1994+
operating performance                                                        Year ended September 30                  to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.64            $9.15            $8.22            $8.33
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .29 (d)          .30              .29 (a)          .03(a)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.24              .66              .87             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.53              .96             1.16             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.28)            (.29)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.61)            (.47)            (.23)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.56            $9.64            $9.15            $8.22
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            16.52            10.86            14.41            (.80)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $29,032          $16,326           $7,198             $273
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             2.13             2.22             1.89 (a)          .16(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.96             3.30             3.92 (a)          .48(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              219.44           183.67           159.80            59.27*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 7, 1995+
operating performance                                                                 Year ended September 30       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.67            $9.18            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .32 (d)          .33              .21(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             1.24              .66              .92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.56              .99             1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.31)            (.32)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.33)            (.18)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.64)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $10.59            $9.67            $9.18
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             16.80            11.17            13.92*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $12,689           $4,622           $1,366
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              1.88             1.96             1.10(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.19             3.60             2.73(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               219.44           183.67           159.80
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                        $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           July 14, 1994+
operating performance                                                        Year ended September 30                 to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.69            $9.19            $8.23            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .40 (d)          .38              .36 (a)          .07(a)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.23              .68              .89               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.63             1.06             1.25              .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.37)            (.38)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.70)            (.56)            (.29)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.62            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            17.62            11.99            15.54             1.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $18,760           $6,025           $1,818             $163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.13             1.22              .92 (a)          .21(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             3.96             4.45             4.93 (a)         1.04(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              219.44           183.67            159.8            59.27*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0398           $.0495
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
September 30, 1997

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc..

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. See Sections F, G, H and I of Note 1 with respect to valuation of futures and options contracts, forward currency contracts, TBA purchase commitments and TBA sale commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of each fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Receivable and payable for foreign currency contracts represent amounts to be received and delivered under foreign currency contracts. These amounts were settled on or by 11/3/97.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which their portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds are unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which they may invest to increase their current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

At September 30, 1997, the Growth Portfolio deposited $5,385,000 to cover margin requirements for open futures margin.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of each fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts they have entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the funds deliver securities under the commitment, the funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of Credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended September 30, 1997, the funds had no borrowings against the line of credit.

K) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sales transactions, realized and unrealized gains and losses on forward foreign currency contracts, currency gains and losses on foreign bonds, post-October currency loss deferrals, non-taxable dividends, organization costs, paydown gains, losses on mortgage-backed securities, market discount, interest on payment-in-kind securities and realized gains on passive foreign investment companies. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. Reclassifications for the year ended September 30, 1997 were as follows:

Undistributed Net Investment Income
------------------------------------------
Growth Portfolio             ($1,322,505)
Balanced Portfolio            (5,888,368)
Conservative Portfolio        (3,342,708)
------------------------------------------

Accumulated Net Realized Gain (Loss)
------------------------------------------
Growth Portfolio              $1,178,775
Balanced Portfolio             5,715,702
Conservative Portfolio         3,338,182
------------------------------------------

Additional Paid-in Capital
------------------------------------------
Growth Portfolio                $143,730
Balanced Portfolio               172,666
Conservative Portfolio             4,526
------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

M) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

N) Unamortized organization expenses Expenses incurred by the funds in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $39,790.

------------------------------------------
Growth Portfolio                 $13,264
Balanced Portfolio                13,263
Conservative Portfolio            13,263
------------------------------------------

These expenses are being amortized by each fund on a straight-line basis over a five-year period.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of each fund. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% of the excess thereafter. Prior to January 20, 1997, any amount over $1.5 billion was based on a rate of 0.500%.

The trust reimburses Putnam Management for the compensation and related expenses of certain officers of the trust and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1997, fund expenses were reduced by $405,394, $400,675 and $104,834 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Trustees of the trust receive an annual Trustee's fee as follows:
------------------------------------------
Growth Portfolio                  $1,094
Balanced Portfolio                 1,203
Conservative Portfolio               683
------------------------------------------

Trustees receive an additional fee for each Trustees meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in each fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for each fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $842,103 and $87,554 from the sale of class A and class M shares, respectively and received $1,014,463 and $61,804 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $1,873 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1997, aggregate purchases and sales of investment securities other than short- term investments were as follows:

                        U.S. Government Obligations
----------------------------------------------------
                         Purchases          Sales
----------------------------------------------------
Growth
Portfolio               $133,972,999     112,368,699
----------------------------------------------------
Balanced
Portfolio                369,773,274     326,674,160
----------------------------------------------------
Conservative
Portfolio                478,562,587     439,964,270
----------------------------------------------------

                              Other Securities
----------------------------------------------------
                          Purchases         Sales
----------------------------------------------------
Growth
Portfolio             $1,025,584,865     640,418,666
----------------------------------------------------
Balanced
Portfolio              1,342,149,396     987,765,240
----------------------------------------------------
Conservative
Portfolio                473,533,365     337,884,445
----------------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                              Growth Portfolio
----------------------------------------------------
                          Contract        Premiums
                           Amount         Received
----------------------------------------------------

Contracts
outstanding at
the beginning
of the year                      $--            $--
----------------------------------------------------
Option written            11,328,900        133,529
----------------------------------------------------
Options expired           (4,320,000)       (34,236)
----------------------------------------------------
Option closed             (4,148,900)       (63,686)
----------------------------------------------------
Written options
outstanding at
the end of
the year                  $2,860,000        $35,607
----------------------------------------------------

                              Balanced Portfolio
----------------------------------------------------
                          Contract        Premiums
                           Amount         Received
----------------------------------------------------

Contracts
outstanding at
the beginning
of the year                      $--            $--
----------------------------------------------------
Options written           29,054,600        342,256
----------------------------------------------------
Options expired          (11,180,000)       (88,602)
----------------------------------------------------
Options closed           (10,729,600)      (164,699)
----------------------------------------------------
Written options
outstanding at
the end of
the year                  $7,145,000        $88,955
----------------------------------------------------

                            Conservative Portfolio
----------------------------------------------------
                           Contract        Premiums
                            Amount         Received
----------------------------------------------------

Contracts
outstanding at
the beginning
of the year                      $--            $--
----------------------------------------------------
Options opened             9,160,700        131,206
----------------------------------------------------
Options expired           (5,915,700)       (90,806)
----------------------------------------------------
Written options
outstanding at
the end of
the year                  $3,245,000        $40,400
----------------------------------------------------

Note 4
Capital shares

At September 30, 1997 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                            Year ended September 30
----------------------------------------------------
Class A                                        1997
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold               23,602,836   $287,822,715
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,148,584     12,921,415
----------------------------------------------------
Shares
repurchased               (7,562,808)   (92,745,311)
----------------------------------------------------
Net increase              17,188,612   $207,998,819
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class A                                        1996
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                9,342,955    $98,031,198
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                595,871      5,887,021
----------------------------------------------------
Shares
repurchased               (3,635,586)   (38,017,740)
----------------------------------------------------
Net increase               6,303,240    $65,900,479
----------------------------------------------------


                            Year ended September 30
----------------------------------------------------
Class B                                        1997
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold               10,376,531   $123,138,833
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                914,912     10,219,589
----------------------------------------------------
Shares
repurchased               (2,447,143)   (29,173,188)
----------------------------------------------------
Net increase               8,844,300   $104,185,234
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class B                                        1996
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                7,548,843    $79,009,071
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                497,487      4,890,441
----------------------------------------------------
Shares
repurchased               (1,998,408)   (20,969,644)
----------------------------------------------------
Net increase               6,047,922    $62,929,868
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1997
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                3,040,994    $36,134,789
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                138,796      1,540,641
----------------------------------------------------
Shares
repurchased                 (492,759)    (5,933,974)
----------------------------------------------------
Net increase               2,687,031    $31,741,456
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1996
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                1,769,324    $18,487,199
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 39,163        383,411
----------------------------------------------------
Shares
repurchased                 (159,930)    (1,670,535)
----------------------------------------------------
Net increase               1,648,557    $17,200,075
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1997
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                1,797,515    $21,278,969
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                 68,451        764,599
----------------------------------------------------
Shares
repurchased                 (409,741)    (4,975,611)
----------------------------------------------------
Net increase               1,456,225    $17,067,957
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1996
----------------------------------------------------
Growth Portfolio            Shares           Amount
----------------------------------------------------
Shares sold                  892,131     $9,515,068
----------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                 15,633        153,833
----------------------------------------------------
Shares
repurchased                 (130,938)    (1,395,250)
----------------------------------------------------
Net increase                 776,826     $8,273,651
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1997
----------------------------------------------------
Growth Portfolio               Shares        Amount
----------------------------------------------------
Shares sold               15,043,228   $176,010,272
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                874,948      9,878,178
----------------------------------------------------
Shares
repurchased               (3,997,439)   (48,272,014)
----------------------------------------------------
Net increase              11,920,737   $137,616,436
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1996
----------------------------------------------------
Growth Portfolio              Shares         Amount
----------------------------------------------------
Shares sold                1,379,049    $14,660,733
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                209,229      2,073,471
----------------------------------------------------
Shares
repurchased                 (979,250)   (10,199,763)
----------------------------------------------------
Net increase                 609,028     $6,534,441
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class A                                        1997
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold               37,950,346   $419,369,956
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              2,765,300     29,607,244
----------------------------------------------------
Shares
repurchased              (15,849,240)  (175,118,204)
----------------------------------------------------
Net increase              24,866,406   $273,858,996
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class A                                        1996
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold               18,927,602   $190,362,013
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,131,747     10,987,765
----------------------------------------------------
Shares
repurchased               (5,244,795)   (52,838,483)
----------------------------------------------------
Net increase              14,814,554   $148,511,295
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class B                                        1997
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold               13,440,364   $148,380,642
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,818,059     19,215,924
----------------------------------------------------
Shares
repurchased               (3,887,593)   (43,051,542)
----------------------------------------------------
Net increase              11,370,830   $124,545,024
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class B                                        1996
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold               10,510,356   $104,852,168
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                908,070      8,719,363
----------------------------------------------------
Shares
repurchased               (3,118,506)   (31,217,860)
----------------------------------------------------
Net increase               8,299,920    $82,353,671
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1997
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold                3,334,653    $36,738,709
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                230,087      2,431,192
----------------------------------------------------
Shares
repurchased                 (541,054)    (5,978,475)
----------------------------------------------------
Net increase               3,023,686    $33,191,426
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1996
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold                1,806,776    $18,035,995
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 76,593        735,352
----------------------------------------------------
Shares
repurchased                 (328,036)    (3,269,359)
----------------------------------------------------
Net increase               1,555,333    $15,501,988
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1997
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold                2,475,833    $27,588,867
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                127,955      1,366,839
----------------------------------------------------
Shares
repurchased                 (405,927)    (4,609,629)
----------------------------------------------------
Net increase               2,197,861    $24,346,077
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1996
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold                1,164,306    $11,746,862
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 28,876        282,108
----------------------------------------------------
Shares
repurchased                 (159,031)    (1,609,042)
----------------------------------------------------
Net increase               1,034,151    $10,419,928
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1997
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold               10,734,301   $115,032,777
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,070,690     11,486,612
----------------------------------------------------
Shares
repurchased               (4,726,651)   (52,610,537)
----------------------------------------------------
Net increase
(decrease)                 7,078,340    $73,908,852
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1996
----------------------------------------------------
Balanced Portfolio          Shares           Amount
----------------------------------------------------
Shares sold                5,351,957    $55,035,755
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                482,727      4,684,889
----------------------------------------------------
Shares
repurchased               (1,444,270)   (14,519,012)
----------------------------------------------------
Net increase               4,390,414    $45,201,632
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class A                                        1997
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold               26,085,641   $257,229,151
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,633,735     15,899,013
----------------------------------------------------
Shares
repurchased              (10,933,886)  (108,713,204)
----------------------------------------------------
Net increase              16,785,490   $164,414,960
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class A                                        1996
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                6,732,230    $63,071,227
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                409,779      3,757,996
----------------------------------------------------
Shares
repurchased               (2,345,290)   (22,006,931)
----------------------------------------------------
Net increase               4,796,719    $44,822,292
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class B                                        1997
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                4,642,547    $45,939,391
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                582,974      5,644,011
----------------------------------------------------
Shares
repurchased               (1,963,926)   (19,497,340)
----------------------------------------------------
Net increase               3,261,595    $32,086,062
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class B                                        1996
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                4,048,229    $37,715,056
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                314,695      2,871,854
----------------------------------------------------
Shares
repurchased               (1,709,914)   (15,938,534)
----------------------------------------------------
Net increase               2,653,010    $24,648,376
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1997
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                1,406,045    $13,867,322
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                116,814      1,129,756
----------------------------------------------------
Shares
repurchased                 (465,847)    (4,609,292)
----------------------------------------------------
Net increase               1,057,012    $10,387,786
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class C                                        1996
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                1,074,609     $9,967,768
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 49,029        447,214
----------------------------------------------------
Shares
repurchased                 (217,121)    (2,022,937)
----------------------------------------------------
Net increase                 906,517     $8,392,045
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1997
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                  888,082     $8,731,408
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 41,229        402,409
----------------------------------------------------
Shares
repurchased                 (208,529)    (2,075,942)
----------------------------------------------------
Net increase                 720,782     $7,057,875
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class M                                        1996
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                  409,443     $3,838,426
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  9,203         84,406
----------------------------------------------------
Shares
repurchased                  (89,556)      (836,049)
----------------------------------------------------
Net increase                 329,090     $3,086,783
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1997
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                2,100,427    $20,853,092
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 87,037        851,604
----------------------------------------------------
Shares
repurchased               (1,042,532)   (10,461,977)
----------------------------------------------------
Net increase               1,144,932    $11,242,719
----------------------------------------------------

                            Year ended September 30
----------------------------------------------------
Class Y                                        1996
----------------------------------------------------
Conservative
Portfolio                   Shares           Amount
----------------------------------------------------
Shares sold                  527,405     $4,960,017
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 13,676        125,494
----------------------------------------------------
Shares
repurchased                 (117,166)    (1,093,159)
----------------------------------------------------
Net increase                 423,915     $3,992,352
----------------------------------------------------

As of September 30, 1997, Putnam Management owned the following shares,

                               %           Market
Fund            Shares     Ownership      Value
----------------------------------------------------
Growth         9,092,862     10.47%    $124,504,899
Balanced      18,051,402     15.05%     221,849,186
Conservative  12,289,244     26.35%     130,403,604
----------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds hereby designate $50,985,241, $64,334,301 and $6,995,898 for Growth, Balanced
and Conservative, respectively, as capital gains for their taxable year ended September 30, 1997.

The funds have designated 19.37%, 12.6% and 6.09% for Growth, Balanced and Conservative, respectively, of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Brett C. Browchuk
Vice President

Ian C. Ferguson
Vice President and Fund Manager

Gary N. Coburn
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

AN060-36855-250/259/264      11/97